UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                            811-21410

Weitz Funds
(Exact name of registrant as specified in charter)

Blackstone Plaza, 3555 Farnam Street, Suite 800       Omaha, NE                     68131
(Address of principal executive offices)                                                                (Zip code)

Weitz Investment Management, Inc., Blackstone Plaza, 3555 Farnam Street, Suite 800, Omaha, NE 68131
(Name and address of agent for service)

Registrant’s telephone number, including area code:                   (402) 391-1980

Date of fiscal year end:      March 31

Date of reporting period:    September 30, 2024

Item 1. Reports to Stockholders.

Weitz Conservative Allocation Fund

Institutional Class (WBAIX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Conservative Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Institutional	36	0.70

How did the Fund perform for the period?

The Fund (Ticker: WBAIX) returned 4.25% for the 6-month period ended September 30, 2024.

Equity holdings were the primary drivers, with top contributors including Oracle Corporation, Analog Devices, Inc., Veralto Corporation, S&P Global Inc., and Danaher Corporation, supported by robust performance across technology and industrial sectors. Notable equity detractors included Fortive Corporation, Microchip Technology Incorporated, and Martin Marietta Materials, Inc. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Conservative Allocation Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
18,000
16,000
14,000
12,000
10,000
8,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Conservative Allocation Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Sep 24	17,996	12,004	16,448
Sep 23	15,811	10,760	13,877
Sep 22	14,251	10,691	12,822
Sep 21	16,029	12,518	15,386
Sep 20	14,031	12,632	13,814
Sep 19	13,149	11,807	12,764
Sep 18	12,179	10,704	11,969
Sep 17	11,491	10,838	11,516
Sep 16	10,533	10,829	10,736
Sep 15	9,852	10,294	9,857
Sep 14	10,000	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Conservative Allocation Fund - Institutional - WBAIX	4.25	13.81	6.48	6.05
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Morningstar Moderately Conservative Target Risk Index	6.70	18.53	5.20	5.10

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Morningstar Moderately Conservative Target Risk Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests. Performance for the Institutional Class before inception (3/29/2019) is derived from historical performance of the Investor Class and has not been adjusted for expenses of the Institutional Class, had it, returns would have been different.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	239,584,665
Number of Portfolio Holdings	206
Net Investment Advisory Fees Paid ($)	707,339
Portfolio Turnover Rate (%)	12
30-Day SEC Yield (Subsidized) (%)	2.20
30-Day SEC Yield (Unsubsidized) (%)	2.12
Average Effective Maturity (yrs)	2.30
Average Effective Duration (yrs)	1.50

What did the Fund invest in?

(as of September 30, 2023)

Top 10 Equity Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	2.6
Danaher Corp.	2.4
Aon plc	2.4
Thermo Fisher Scientific, Inc.	2.3
Mastercard, Inc.	2.2
Accenture plc	2.1
Visa, Inc.	1.9
Analog Devices, Inc.	1.9
Vulcan Materials Co.	1.8
Martin Marietta Materials, Inc.	1.7
21.3

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	70.0
U.S. Government Agency Mortgage Related Securities	6.5
AAA	20.6
AA	0.8
A	0.3
BBB	0.4
Cash Equivalents	1.4

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	36.3	1.5	0.50
Analog Devices, Inc.	17.2	2.0	0.40
Veralto Corp.	26.4	1.4	0.34
S&P Global, Inc.	21.9	1.4	0.30
Danaher Corp.	11.6	2.3	0.26

Sector Breakdown

% of Net Assets
Financials	11.6
Information Technology	10.6
Health Care	7.4
Industrials	6.3
Materials	4.7
Communication Services	2.4
Consumer Staples	1.4
U.S. Treasuries	32.5
Asset-Backed Securities	7.0
Mortgage-Backed Securities	6.6
Commercial Mortgage-Backed Securities	2.1
Corporate Bonds	0.2
Cash Equivalents/Other	7.2
100.0

Top Equity Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Martin Marietta Materials, Inc.	(12.1)	1.8	(0.25)
Vulcan Materials Co.	(7.9)	1.8	(0.17)
IDEX Corp.	(11.6)	1.2	(0.14)
Fortive Corp.	(8.1)	1.1	(0.12)
Michrochip Technology, Inc.	(9.5)	1.1	(0.11)

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Conservative Allocation Fund

Institutional Class (WBAIX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P815-093024

Weitz Conservative Allocation Fund

Investor Class (WBALX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Conservative Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Investor	44	0.85

How did the Fund perform for the period?

The Fund (Ticker: WBALX) returned 4.23% for the 6-month period ended September 30, 2024.

Equity holdings were the primary drivers, with top contributors including Oracle Corporation, Analog Devices, Inc., Veralto Corporation, S&P Global Inc., and Danaher Corporation, supported by robust performance across technology and industrial sectors. Notable equity detractors included Fortive Corporation, Microchip Technology Incorporated, and Martin Marietta Materials, Inc. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Conservative Allocation Fund - Investor
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
18,000
16,000
14,000
12,000
10,000
8,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Conservative Allocation Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Sep 24	17,859	12,004	16,448
Sep 23	15,712	10,760	13,877
Sep 22	14,183	10,691	12,822
Sep 21	15,981	12,518	15,386
Sep 20	14,004	12,632	13,814
Sep 19	13,149	11,807	12,764
Sep 18	12,179	10,704	11,969
Sep 17	11,491	10,838	11,516
Sep 16	10,533	10,829	10,736
Sep 15	9,852	10,294	9,857
Sep 14	10,000	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Conservative Allocation Fund - Investor - WBALX	4.23	13.66	6.31	5.97
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Morningstar Moderately Conservative Target Risk Index	6.70	18.53	5.20	5.10

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Morningstar Moderately Conservative Target Risk Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	239,584,665
Number of Portfolio Holdings	206
Net Investment Advisory Fees Paid ($)	707,339
Portfolio Turnover Rate (%)	12
30-Day SEC Yield (Subsidized) (%)	2.06
30-Day SEC Yield (Unsubsidized) (%)	1.92
Average Effective Maturity (yrs)	2.30
Average Effective Duration (yrs)	1.50

What did the Fund invest in?

(as of September 30, 2023)

Top 10 Equity Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	2.6
Danaher Corp.	2.4
Aon plc	2.4
Thermo Fisher Scientific, Inc.	2.3
Mastercard, Inc.	2.2
Accenture plc	2.1
Visa, Inc.	1.9
Analog Devices, Inc.	1.9
Vulcan Materials Co.	1.8
Martin Marietta Materials, Inc.	1.7
21.3

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	70.0
U.S. Government Agency Mortgage Related Securities	6.5
AAA	20.6
AA	0.8
A	0.3
BBB	0.4
Cash Equivalents	1.4

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	36.3	1.5	0.50
Analog Devices, Inc.	17.2	2.0	0.40
Veralto Corp.	26.4	1.4	0.34
S&P Global, Inc.	21.9	1.4	0.30
Danaher Corp.	11.6	2.3	0.26

Sector Breakdown

% of Net Assets
Financials	11.6
Information Technology	10.6
Health Care	7.4
Industrials	6.3
Materials	4.7
Communication Services	2.4
Consumer Staples	1.4
U.S. Treasuries	32.5
Asset-Backed Securities	7.0
Mortgage-Backed Securities	6.6
Commercial Mortgage-Backed Securities	2.1
Corporate Bonds	0.2
Cash Equivalents/Other	7.2
100.0

Top Equity Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Martin Marietta Materials, Inc.	(12.1)	1.8	(0.25)
Vulcan Materials Co.	(7.9)	1.8	(0.17)
IDEX Corp.	(11.6)	1.2	(0.14)
Fortive Corp.	(8.1)	1.1	(0.12)
Michrochip Technology, Inc.	(9.5)	1.1	(0.11)

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Conservative Allocation Fund

Investor Class (WBALX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P104-093024

Weitz Core Plus Income Fund

Institutional Class (WCPBX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Core Plus Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Institutional	23	0.45

How did the Fund perform for the period?

The Fund (Ticker: WCPBX) returned 5.51% for the 6-month period ended September 30, 2024.

U.S. Treasuries, Agency mortgage-backed securities (MBS), corporate bonds, asset-backed securities (ABS), and collateralized loan obligations (CLOs) were top contributors. Treasuries saw gains from longer durations as interest rates declined. MBS benefited from strong coupon income and modestly tighter spreads, while corporate bonds, led by REITs and financials, gained as credit spreads narrowed. ABS and CLOs also delivered solid returns from sector and security selections, with notable contributions from investments in data centers and fiber networks. No segments detracted materially from performance.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Core Plus Income Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
15,000
14,000
13,000
12,000
11,000
10,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Core Plus Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index
Sep 24	14,076	12,004
Sep 23	12,570	10,760
Sep 22	12,251	10,691
Sep 21	13,781	12,518
Sep 20	13,218	12,632
Sep 19	12,276	11,807
Sep 18	11,238	10,704
Sep 17	11,208	10,838
Sep 16	11,047	10,829
Sep 15	10,321	10,294
Sep 14	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Institutional - WCPBX	5.51	11.98	2.77	3.48
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	2,685,443,145
Number of Portfolio Holdings	539
Net Investment Advisory Fees Paid ($)	4,290,636
Portfolio Turnover Rate (%)	5
30-Day SEC Yield (Subsidized) (%)	5.06
30-Day SEC Yield (Unsubsidized) (%)	4.97
Average Effective Maturity (yrs)	9.00
Average Effective Duration (yrs)	5.50

What did the Fund invest in?

(as of September 30, 2023)

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	0.5
Less than 1 Year	4.5
1-3 Years	8.9
3-5 Years	21.9
5-7 Years	15.5
7-10 Years	15.8
10 Years or more	32.9
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	28.6
U.S. Government Agency Mortgage Related Securities	30.9
AAA	7.1
AA	4.8
A	9.0
BBB	15.2
BB	2.6
B	1.3
Cash Equivalents	0.5

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	16.6
1-3 Years	20.9
3-5 Years	27.1
5-7 Years	9.5
7-10 Years	2.9
10 Years or more	23.0
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	34.1
U.S. Treasuries	28.4
Asset-Backed Securities	18.0
Corporate Bonds	12.2
Commercial Mortgage-Backed Securities	6.3
Short-Term Securities Held as Collateral for Securities on Loan	0.2
Municipal Bonds	0.0
Corporate Convertible Bonds	0.0
Cash Equivalents/Other	0.8
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Core Plus Income Fund

Institutional Class (WCPBX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P831-093024

Weitz Core Plus Income Fund

Investor Class (WCPNX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Core Plus Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Investor	30	0.59

How did the Fund perform for the period?

The Fund (Ticker: WCPNX) returned 5.45% for the 6-month period ended September 30, 2024.

U.S. Treasuries, Agency mortgage-backed securities (MBS), corporate bonds, asset-backed securities (ABS), and collateralized loan obligations (CLOs) were top contributors. Treasuries saw gains from longer durations as interest rates declined. MBS benefited from strong coupon income and modestly tighter spreads, while corporate bonds, led by REITs and financials, gained as credit spreads narrowed. ABS and CLOs also delivered solid returns from sector and security selections, with notable contributions from investments in data centers and fiber networks. No segments detracted materially from performance.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Core Plus Income Fund - Investor
Bloomberg U.S. Aggregate Bond Index
14,000
13,000
12,000
11,000
10,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Core Plus Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index
Sep 24	13,868	12,004
Sep 23	12,381	10,760
Sep 22	12,091	10,691
Sep 21	13,602	12,518
Sep 20	13,069	12,632
Sep 19	12,153	11,807
Sep 18	11,146	10,704
Sep 17	11,139	10,838
Sep 16	11,000	10,829
Sep 15	10,298	10,294
Sep 14	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Investor - WCPNX	5.45	12.01	2.67	3.32
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	2,685,443,145
Number of Portfolio Holdings	539
Net Investment Advisory Fees Paid ($)	4,290,636
Portfolio Turnover Rate (%)	5
30-Day SEC Yield (Subsidized) (%)	4.86
30-Day SEC Yield (Unsubsidized) (%)	4.79
Average Effective Maturity (yrs)	9.00
Average Effective Duration (yrs)	5.50

What did the Fund invest in?

(as of September 30, 2023)

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	0.5
Less than 1 Year	4.5
1-3 Years	8.9
3-5 Years	21.9
5-7 Years	15.5
7-10 Years	15.8
10 Years or more	32.9
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	28.6
U.S. Government Agency Mortgage Related Securities	30.9
AAA	7.1
AA	4.8
A	9.0
BBB	15.2
BB	2.6
B	1.3
Cash Equivalents	0.5

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	16.6
1-3 Years	20.9
3-5 Years	27.1
5-7 Years	9.5
7-10 Years	2.9
10 Years or more	23.0
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	34.1
U.S. Treasuries	28.4
Asset-Backed Securities	18.0
Corporate Bonds	12.2
Commercial Mortgage-Backed Securities	6.3
Short-Term Securities Held as Collateral for Securities on Loan	0.2
Municipal Bonds	0.0
Corporate Convertible Bonds	0.0
Cash Equivalents/Other	0.8
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  Effective July 31, 2024, the annual operating expense ratio cap was updated to 0.65%. Prior to July 31, 2024, the annual operating expense ratio cap was 0.55%.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Core Plus Income Fund

Investor Class (WCPNX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P823-093024

Weitz Large Cap Equity Fund

Institutional Class (WVAIX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Large Cap Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Institutional	45	0.87

How did the Fund perform for the period?

The Fund (Ticker: WVAIX) returned 5.23% for the 6-month period ended September 30, 2024.

Top contributors included Oracle Corporation, Meta Platforms, Inc., Analog Devices, Inc., S&P Global Inc., and Alphabet Inc., benefiting from diverse sector strengths. Primary detractors were CoStar Group, Inc., Global Payments Inc., Salesforce, Inc., Vulcan Materials Company, and Liberty Media Corp-Liberty SiriusXM (sold during the period). Recent additions like IDEX Corporation, Constellation Software Inc., and Old Dominion Freight Line, Inc., reflect the Fund’s focus on high-quality, long-term investments across varied industries.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Large Cap Equity Fund - Institutional
Russell 1000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Large Cap Equity Fund - Institutional	Russell 1000 Index
Sep 24	26,172	34,203
Sep 23	20,805	25,209
Sep 22	16,500	20,800
Sep 21	21,756	25,130
Sep 20	16,424	19,185
Sep 19	14,282	16,554
Sep 18	12,972	15,921
Sep 17	11,543	13,510
Sep 16	10,142	11,405
Sep 15	9,871	9,923
Sep 14	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Large Cap Equity Fund - Institutional - WVAIX	5.23	25.80	12.88	10.10
Russell 1000 Index	9.87	35.68	15.62	13.09

The above line chart and returns table compares the fund’s results to the Russell 1000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	959,709,050
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	3,441,005
Portfolio Turnover Rate (%)	15

What did the Fund invest in?

(as of September 30, 2023)

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	5.2
Danaher Corp.	4.9
Mastercard, Inc.	4.9
Visa, Inc.	4.9
Thermo Fisher Scientific, Inc.	4.9
Global Payments, Inc.	4.5
Meta Platforms, Inc.	4.5
Aon plc	4.4
Alphabet, Inc.	4.3
Charter Communications, Inc.	3.7
46.2

Capitalization (% of Common Stock)

Value	Value
>$50B	67.3
25-$50B	25.4
10-$25B	7.3

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	36.2	3.0	0.97
Meta Platforms, Inc. - Class A	18.6	4.8	0.92
Analog Devices, Inc.	17.1	3.4	0.82
Alphabet, Inc. - Class C	10.0	5.0	0.65
S&P Global, Inc.	21.9	2.9	0.63

Sector Breakdown

% of Net Assets
Financials	28.8
Information Technology	22.9
Communication Services	12.5
Health Care	11.5
Industrials	10.6
Consumer Discretionary	6.1
Real Estate	3.4
Materials	2.6
Cash Equivalents/Other	1.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(21.9)	3.8	(1.08)
Global Payments, Inc.	(23.1)	3.6	(0.76)
Liberty Media Corp. - SiriusXM	(25.3)	0.5	(0.47)
Salesforce, Inc.	(9.0)	2.8	(0.38)
Vulcan Materials Co.	(8.0)	3.0	(0.33)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Large Cap Equity Fund

Institutional Class (WVAIX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P856-093024

Weitz Large Cap Equity Fund

Investor Class (WVALX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Large Cap Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Investor	52	1.02

How did the Fund perform for the period?

The Fund (Ticker: WVALX) returned 5.15% for the 6-month period ended September 30, 2024.

Top contributors included Oracle Corporation, Meta Platforms, Inc., Analog Devices, Inc., S&P Global Inc., and Alphabet Inc., benefiting from diverse sector strengths. Primary detractors were CoStar Group, Inc., Global Payments Inc., Salesforce, Inc., Vulcan Materials Company, and Liberty Media Corp-Liberty SiriusXM (sold during the period). Recent additions like IDEX Corporation, Constellation Software Inc., and Old Dominion Freight Line, Inc., reflect the Fund’s focus on high-quality, long-term investments across varied industries.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Large Cap Equity Fund - Investor
Russell 1000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Large Cap Equity Fund - Investor	Russell 1000 Index
Sep 24	25,666	34,203
Sep 23	20,437	25,209
Sep 22	16,226	20,800
Sep 21	21,432	25,130
Sep 20	16,210	19,185
Sep 19	14,124	16,554
Sep 18	12,860	15,921
Sep 17	11,469	13,510
Sep 16	10,101	11,405
Sep 15	9,850	9,923
Sep 14	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Large Cap Equity Fund - Investor - WVALX	5.15	25.59	12.69	9.88
Russell 1000 Index	9.87	35.68	15.62	13.09

The above line chart and returns table compares the fund’s results to the Russell 1000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	959,709,050
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	3,441,005
Portfolio Turnover Rate (%)	15

What did the Fund invest in?

(as of September 30, 2023)

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	5.2
Danaher Corp.	4.9
Mastercard, Inc.	4.9
Visa, Inc.	4.9
Thermo Fisher Scientific, Inc.	4.9
Global Payments, Inc.	4.5
Meta Platforms, Inc.	4.5
Aon plc	4.4
Alphabet, Inc.	4.3
Charter Communications, Inc.	3.7
46.2

Capitalization (% of Common Stock)

Value	Value
>$50B	67.3
25-$50B	25.4
10-$25B	7.3

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	36.2	3.0	0.97
Meta Platforms, Inc. - Class A	18.6	4.8	0.92
Analog Devices, Inc.	17.1	3.4	0.82
Alphabet, Inc. - Class C	10.0	5.0	0.65
S&P Global, Inc.	21.9	2.9	0.63

Sector Breakdown

% of Net Assets
Financials	28.8
Information Technology	22.9
Communication Services	12.5
Health Care	11.5
Industrials	10.6
Consumer Discretionary	6.1
Real Estate	3.4
Materials	2.6
Cash Equivalents/Other	1.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(21.9)	3.8	(1.08)
Global Payments, Inc.	(23.1)	3.6	(0.76)
Liberty Media Corp. - SiriusXM	(25.3)	0.5	(0.47)
Salesforce, Inc.	(9.0)	2.8	(0.38)
Vulcan Materials Co.	(8.0)	3.0	(0.33)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Large Cap Equity Fund

Investor Class (WVALX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P203-093024

Weitz Multi Cap Equity Fund

Institutional Class (WPVIX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Multi Cap Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Institutional	45	0.87

How did the Fund perform for the period?

The Fund (Ticker: WPVIX) returned 6.87% for the 6-month period ended September 30, 2024.

Top contributors over the period included Perimeter Solutions SA, HEICO Corporation, Guidewire Software Inc., ACI Worldwide Inc., and Meta Platforms Inc., reflecting robust operating momentum and company-specific strategies. Detractors included CoStar Group Inc., LKQ Corporation, Liberty Media Corp-Liberty SiriusXM, Martin Marietta Materials Inc., and CarMax Inc., impacted by sector-specific challenges.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Multi Cap Equity Fund - Institutional
Russell 3000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Multi Cap Equity Fund - Institutional	Russell 3000 Index
Sep 24	19,489	33,401
Sep 23	15,475	24,706
Sep 22	13,074	20,510
Sep 21	16,918	24,902
Sep 20	12,576	18,880
Sep 19	12,564	16,426
Sep 18	11,977	15,952
Sep 17	11,143	13,556
Sep 16	9,981	11,429
Sep 15	9,588	9,941
Sep 14	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Multi Cap Equity Fund - Institutional - WPVIX	6.87	25.94	9.18	6.90
Russell 3000 Index	9.65	35.19	15.25	12.82

The above line chart and returns table compares the fund’s results to the Russell 3000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	593,976,885
Number of Portfolio Holdings	34
Net Investment Advisory Fees Paid ($)	2,108,990
Portfolio Turnover Rate (%)	6

What did the Fund invest in?

(as of September 30, 2023)

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	7.0
Meta Platforms, Inc.	6.2
Alphabet, Inc.	5.5
HEICO Corp.	5.5
Visa, Inc.	4.3
Mastercard, Inc.	4.2
Aon plc	3.9
Liberty Broadband Corp.	3.9
CoStar Group, Inc.	3.8
Danaher Corp.	3.5
47.8

Capitalization (% of Common Stock)

Value	Value
>$50B	40.7
25-$50B	24.4
10-$25B	22.2
2,5-$10B	8.7
4.0

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Perimeter Solutions SA	80.7	2.8	1.86
HEICO Corp. - Class A	32.4	5.3	1.66
Guidewire Software, Inc.	56.6	2.6	1.28
ACI Worldwide, Inc.	53.3	2.6	1.23
Liberty Broadband Corp. - Class C	34.9	3.0	1.07

Sector Breakdown

% of Net Assets
Communication Services	20.3
Financials	19.4
Information Technology	15.7
Industrials	14.6
Materials	8.7
Health Care	6.6
Consumer Discretionary	6.4
Real Estate	3.8
Warrants	0.0
Cash Equivalents/Other	4.5
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(21.9)	4.3	(1.27)
LKQ Corp.	(24.3)	3.4	(1.07)
Liberty Media Corp. - SiriusXM	(25.0)	2.9	(1.04)
CarMax, Inc.	(11.3)	3.6	(0.46)
Martin Marietta Materials, Inc.	(12.1)	3.1	(0.46)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Multi Cap Equity Fund

Institutional Class (WPVIX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P849-093024

Weitz Multi Cap Equity Fund

Investor Class (WPVLX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Multi Cap Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Investor	55	1.06

How did the Fund perform for the period?

The Fund (Ticker: WPVLX) returned 6.73% for the 6-month period ended September 30, 2024.

Top contributors over the period included Perimeter Solutions SA, HEICO Corporation, Guidewire Software Inc., ACI Worldwide Inc., and Meta Platforms Inc., reflecting robust operating momentum and company-specific strategies. Detractors included CoStar Group Inc., LKQ Corporation, Liberty Media Corp-Liberty SiriusXM, Martin Marietta Materials Inc., and CarMax Inc., impacted by sector-specific challenges.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Multi Cap Equity Fund - Investor
Russell 3000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Multi Cap Equity Fund - Investor	Russell 3000 Index
Sep 24	19,075	33,401
Sep 23	15,179	24,706
Sep 22	12,844	20,510
Sep 21	16,652	24,902
Sep 20	12,400	18,880
Sep 19	12,417	16,426
Sep 18	11,872	15,952
Sep 17	11,073	13,556
Sep 16	9,945	11,429
Sep 15	9,572	9,941
Sep 14	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Multi Cap Equity Fund - Investor - WPVLX	6.73	25.67	8.97	6.67
Russell 3000 Index	9.65	35.19	15.25	12.82

The above line chart and returns table compares the fund’s results to the Russell 3000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	593,976,885
Number of Portfolio Holdings	34
Net Investment Advisory Fees Paid ($)	2,108,990
Portfolio Turnover Rate (%)	6

What did the Fund invest in?

(as of September 30, 2023)

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	7.0
Meta Platforms, Inc.	6.2
Alphabet, Inc.	5.5
HEICO Corp.	5.5
Visa, Inc.	4.3
Mastercard, Inc.	4.2
Aon plc	3.9
Liberty Broadband Corp.	3.9
CoStar Group, Inc.	3.8
Danaher Corp.	3.5
47.8

Capitalization (% of Common Stock)

Value	Value
>$50B	40.7
25-$50B	24.4
10-$25B	22.2
2,5-$10B	8.7
4.0

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Perimeter Solutions SA	80.7	2.8	1.86
HEICO Corp. - Class A	32.4	5.3	1.66
Guidewire Software, Inc.	56.6	2.6	1.28
ACI Worldwide, Inc.	53.3	2.6	1.23
Liberty Broadband Corp. - Class C	34.9	3.0	1.07

Sector Breakdown

% of Net Assets
Communication Services	20.3
Financials	19.4
Information Technology	15.7
Industrials	14.6
Materials	8.7
Health Care	6.6
Consumer Discretionary	6.4
Real Estate	3.8
Warrants	0.0
Cash Equivalents/Other	4.5
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(21.9)	4.3	(1.27)
LKQ Corp.	(24.3)	3.4	(1.07)
Liberty Media Corp. - SiriusXM	(25.0)	2.9	(1.04)
CarMax, Inc.	(11.3)	3.6	(0.46)
Martin Marietta Materials, Inc.	(12.1)	3.1	(0.46)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Multi Cap Equity Fund

Investor Class (WPVLX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P609-093024

Weitz Nebraska Tax Free Income Fund

(WNTFX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Nebraska Tax Free Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Nebraska Tax Free Income Fund	23	0.45

How did the Fund perform for the period?

The Fund (Ticker: WNTFX) returned 2.26% for the 6-month period ended September 30, 2024.

Top contributors included school district bonds, utility bonds, appropriation-backed bonds, city general obligations, and hospital revenue bonds across Nebraska. No segments detracted from performance.

Credit conditions across most municipal bond sectors remain supportive as the U.S. economy continues to grow, unemployment remains low, and tax receipts continue to be strong. Nebraska's fiscal, educational, employment, and economic stability further support state and local bond conditions.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Nebraska Tax Free Income Fund
Bloomberg Municipal Bond Index
Bloomberg 5-Year Municipal Bond Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Nebraska Tax Free Income Fund	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
Sep 24	11,182	12,821	11,940
Sep 23	10,405	11,616	11,100
Sep 22	10,229	11,315	10,866
Sep 21	11,077	12,785	11,814
Sep 20	10,987	12,458	11,688
Sep 19	10,654	11,968	11,179
Sep 18	10,139	11,025	10,544
Sep 17	10,228	10,987	10,610
Sep 16	10,209	10,892	10,488
Sep 15	10,102	10,316	10,185
Sep 14	10,000	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Nebraska Tax Free Income Fund - WNTFX	2.26	7.46	0.97	1.12
Bloomberg Municipal Bond Index	2.69	10.37	1.39	2.52
Bloomberg 5-Year Municipal Bond Index	2.61	7.56	1.32	1.79

The above line chart and returns table compares the fund’s results to (i) the Bloomberg Municipal Bond Index, a broad measure of market performance and (ii) the Bloomberg 5-Year Municipal Bond Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	23,238,721
Number of Portfolio Holdings	94
Net Investment Advisory Fees Paid ($)	45,772
Portfolio Turnover Rate (%)	-
30-Day SEC Yield (Subsidized) (%)	2.55
30-Day SEC Yield (Unsubsidized) (%)	1.86
Average Effective Maturity (yrs)	2.90
Average Effective Duration (yrs)	2.70

What did the Fund invest in?

(as of September 30, 2023)

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	4.8
Less than 1 Year	21.2
1-3 Years	39.7
3-5 Years	13.6
5-7 Years	11.7
7-10 Years	4.9
10 Years or more	4.1
100.0

Credit Quality (% of Portfolio)

Value	Value
AAA	5.8
AA	60.6
A	26.1
BBB	0.6
Non-Rated	2.1
Cash Equivalents	4.8

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	26.3
1-3 Years	41.3
3-5 Years	14.5
5-7 Years	13.0
7-10 Years	4.5
10 Years or more	0.4
100.0

Sector Breakdown

% of Net Assets
Revenue	61.0
General Obligation	27.8
Escrow/Pre-Refunded	5.5
Cash Equivalents/Other	5.7
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Nebraska Tax Free Income Fund

(WNTFX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P807-093024

Weitz Partners III Opportunity Fund

Institutional Class (WPOPX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Partners III Opportunity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Institutional	61	1.18

How did the Fund perform for the period?

The Fund (Ticker: WPOPX) returned 6.15% for the 6-month period ended September 30, 2024.

Top contributors over this period included Perimeter Solutions SA, Liberty Broadband Corporation, Berkshire Hathaway Inc., Aon plc, and Alphabet Inc., driven by strong operating momentum and effective company-specific execution. Primary detractors were Liberty Media Corp-Liberty SiriusXM, Global Payments Inc., CoStar Group Inc., Sirius XM Holdings Inc., and CarMax Inc.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Partners III Opportunity Fund - Institutional
Russell 3000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Partners III Opportunity Fund - Institutional	Russell 3000 Index
Sep 24	17,562	33,401
Sep 23	14,427	24,706
Sep 22	12,359	20,510
Sep 21	16,656	24,902
Sep 20	13,722	18,880
Sep 19	12,981	16,426
Sep 18	11,535	15,952
Sep 17	10,995	13,556
Sep 16	10,029	11,429
Sep 15	9,595	9,941
Sep 14	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Partners III Opportunity Fund - Institutional - WPOPX	6.15	21.73	6.23	5.79
Russell 3000 Index	9.65	35.19	15.25	12.82

The above line chart and returns table compares the fund’s results to the Russell 3000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	438,289,958
Number of Portfolio Holdings	33
Net Investment Advisory Fees Paid ($)	2,078,906
Portfolio Turnover Rate (%)	14

What did the Fund invest in?

(as of September 30, 2023)

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	11.3
Liberty Broadband Corp.	6.4
Danaher Corp.	5.1
Mastercard, Inc.	5.1
Thermo Fisher Scientific, Inc.	4.9
Visa, Inc.	4.7
Global Payments, Inc.	4.2
Alphabet, Inc.	4.0
Aon plc	4.0
CarMax, Inc.	3.9
53.6

Capitalization (% of Common Stock)

Value	Value
>$50B	60.0
25-$50B	10.2
10-$25B	18.1
2,5-$10B	6.6
5.1

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Perimeter Solutions SA	80.9	3.1	2.06
Liberty Broadband Corp. - Class C	35.0	4.9	1.95
Berkshire Hathaway, Inc. - Class B	9.5	11.1	1.09
Aon plc - Class A	19.9	2.8	0.75
Alphabet, Inc. - Class C	10.0	5.2	0.73

Sector Breakdown

% of Net Assets
Financials	31.2
Communication Services	17.1
Information Technology	14.1
Health Care	13.1
Consumer Discretionary	7.5
Industrials	4.3
Materials	3.1
Real Estate	2.4
Warrants	0.1
Securities Sold Short	(4.6)
Short Proceeds/Other	11.7
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Liberty Media Corp. - SiriusXM	(25.0)	3.1	(1.14)
Global Payments, Inc.	(24.5)	4.0	(1.04)
CoStar Group, Inc.	(21.9)	2.7	(0.80)
CarMax, Inc.	(12.2)	4.2	(0.51)
Sirius XM Holdings, Inc.	(13.6)	0.3	(0.46)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Partners III Opportunity Fund

Institutional Class (WPOPX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P708-093024

Weitz Partners III Opportunity Fund

Investor Class (WPOIX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Partners III Opportunity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Investor	101	1.96

How did the Fund perform for the period?

The Fund (Ticker: WPOIX) returned 5.76% for the 6-month period ended September 30, 2024.

Top contributors over this period included Perimeter Solutions SA, Liberty Broadband Corporation, Berkshire Hathaway Inc., Aon plc, and Alphabet Inc., driven by strong operating momentum and effective company-specific execution. Primary detractors were Liberty Media Corp-Liberty SiriusXM, Global Payments Inc., CoStar Group Inc., Sirius XM Holdings Inc., and CarMax Inc.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Partners III Opportunity Fund - Investor
Russell 3000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Partners III Opportunity Fund - Investor	Russell 3000 Index
Sep 24	16,611	33,401
Sep 23	13,757	24,706
Sep 22	11,874	20,510
Sep 21	16,060	24,902
Sep 20	13,310	18,880
Sep 19	12,670	16,426
Sep 18	11,324	15,952
Sep 17	10,853	13,556
Sep 16	9,948	11,429
Sep 15	9,560	9,941
Sep 14	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Partners III Opportunity Fund - Investor - WPOIX	5.76	20.75	5.57	5.21
Russell 3000 Index	9.65	35.19	15.25	12.82

The above line chart and returns table compares the fund’s results to the Russell 3000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	438,289,958
Number of Portfolio Holdings	33
Net Investment Advisory Fees Paid ($)	2,078,906
Portfolio Turnover Rate (%)	14

What did the Fund invest in?

(as of September 30, 2023)

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	11.3
Liberty Broadband Corp.	6.4
Danaher Corp.	5.1
Mastercard, Inc.	5.1
Thermo Fisher Scientific, Inc.	4.9
Visa, Inc.	4.7
Global Payments, Inc.	4.2
Alphabet, Inc.	4.0
Aon plc	4.0
CarMax, Inc.	3.9
53.6

Capitalization (% of Common Stock)

Value	Value
>$50B	60.0
25-$50B	10.2
10-$25B	18.1
2,5-$10B	6.6
5.1

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Perimeter Solutions SA	80.9	3.1	2.06
Liberty Broadband Corp. - Class C	35.0	4.9	1.95
Berkshire Hathaway, Inc. - Class B	9.5	11.1	1.09
Aon plc - Class A	19.9	2.8	0.75
Alphabet, Inc. - Class C	10.0	5.2	0.73

Sector Breakdown

% of Net Assets
Financials	31.2
Communication Services	17.1
Information Technology	14.1
Health Care	13.1
Consumer Discretionary	7.5
Industrials	4.3
Materials	3.1
Real Estate	2.4
Warrants	0.1
Securities Sold Short	(4.6)
Short Proceeds/Other	11.7
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Liberty Media Corp. - SiriusXM	(25.0)	3.1	(1.14)
Global Payments, Inc.	(24.5)	4.0	(1.04)
CoStar Group, Inc.	(21.9)	2.7	(0.80)
CarMax, Inc.	(12.2)	4.2	(0.51)
Sirius XM Holdings, Inc.	(13.6)	0.3	(0.46)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Partners III Opportunity Fund

Investor Class (WPOIX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P872-093024

Weitz Short Duration Income Fund

Institutional Class (WEFIX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Short Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Institutional	23	0.45

How did the Fund perform for the period?

The Fund (Ticker: WEFIX) returned 3.97% for the 6-month period ended September 30, 2024.

Top contributors included asset-backed securities (ABS), U.S. Treasuries, collateralized loan obligations (CLOs), non-Agency CMOs (Collateralized Mortgage Obligations), and corporate bonds. ABS performed strongly due to stable prices and robust coupon income, especially in auto, equipment, fleet, and consumer loans. U.S. Treasuries and CLOs added positive returns, benefiting from favorable rates and sector selection. No segments detracted from performance.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Short Duration Income Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year U.S. Aggregate Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Short Duration Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Sep 24	12,669	12,004	11,753
Sep 23	11,756	10,760	10,960
Sep 22	11,204	10,691	10,661
Sep 21	11,678	12,518	11,236
Sep 20	11,437	12,632	11,203
Sep 19	11,099	11,807	10,831
Sep 18	10,620	10,704	10,348
Sep 17	10,574	10,838	10,326
Sep 16	10,454	10,829	10,255
Sep 15	10,131	10,294	10,121
Sep 14	10,000	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Institutional - WEFIX	3.97	7.77	2.68	2.39
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg 1-3 Year U.S. Aggregate Index	3.93	7.23	1.65	1.63

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Bloomberg 1-3 Year U.S. Aggregate Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	941,993,324
Number of Portfolio Holdings	334
Net Investment Advisory Fees Paid ($)	1,788,005
Portfolio Turnover Rate (%)	22
30-Day SEC Yield (Subsidized) (%)	4.83
30-Day SEC Yield (Unsubsidized) (%)	4.69
Average Effective Maturity (yrs)	3.40
Average Effective Duration (yrs)	1.30

What did the Fund invest in?

(as of September 30, 2023)

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	3.3
Less than 1 Year	23.0
1-3 Years	44.0
3-5 Years	7.9
5-7 Years	6.1
7-10 Years	6.0
10 Years or more	9.7
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	23.4
U.S. Government Agency Mortgage Related Securities	9.8
AAA	43.6
AA	6.6
A	4.3
BBB	7.7
BB	0.6
B	0.3
Non-Rated	0.3
Cash Equivalents	3.4

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	49.4
1-3 Years	39.9
3-5 Years	5.7
5-7 Years	5.0
100.0

Sector Breakdown

% of Net Assets
Asset-Backed Securities	37.2
U.S. Treasuries	22.9
Mortgage-Backed Securities	19.3
Corporate Bonds	7.7
Commercial Mortgage-Backed Securities	6.8
Corporate Convertible Bonds	0.3
Cash Equivalents/Other	5.8
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Materialfund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Short Duration Income Fund

Institutional Class (WEFIX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P302-093024

Weitz Short Duration Income Fund

Investor Class (WSHNX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Short Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Investor	30	0.58

How did the Fund perform for the period?

The Fund (Ticker: WSHNX) returned 3.90% for the 6-month period ended September 30, 2024.

Top contributors included asset-backed securities (ABS), U.S. Treasuries, collateralized loan obligations (CLOs), non-Agency CMOs (Collateralized Mortgage Obligations), and corporate bonds. ABS performed strongly due to stable prices and robust coupon income, especially in auto, equipment, fleet, and consumer loans. U.S. Treasuries and CLOs added positive returns, benefiting from favorable rates and sector selection. No segments detracted from performance.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Short Duration Income Fund - Investor
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year U.S. Aggregate Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Short Duration Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Sep 24	12,476	12,004	11,753
Sep 23	11,588	10,760	10,960
Sep 22	11,059	10,691	10,661
Sep 21	11,534	12,518	11,236
Sep 20	11,300	12,632	11,203
Sep 19	10,978	11,807	10,831
Sep 18	10,526	10,704	10,348
Sep 17	10,502	10,838	10,326
Sep 16	10,403	10,829	10,255
Sep 15	10,106	10,294	10,121
Sep 14	10,000	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Investor - WSHNX	3.90	7.66	2.59	2.24
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg 1-3 Year U.S. Aggregate Index	3.93	7.23	1.65	1.63

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Bloomberg 1-3 Year U.S. Aggregate Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	941,993,324
Number of Portfolio Holdings	334
Net Investment Advisory Fees Paid ($)	1,788,005
Portfolio Turnover Rate (%)	22
30-Day SEC Yield (Subsidized) (%)	4.63
30-Day SEC Yield (Unsubsidized) (%)	4.42
Average Effective Maturity (yrs)	3.40
Average Effective Duration (yrs)	1.30

What did the Fund invest in?

(as of September 30, 2023)

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	3.3
Less than 1 Year	23.0
1-3 Years	44.0
3-5 Years	7.9
5-7 Years	6.1
7-10 Years	6.0
10 Years or more	9.7
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	23.4
U.S. Government Agency Mortgage Related Securities	9.8
AAA	43.6
AA	6.6
A	4.3
BBB	7.7
BB	0.6
B	0.3
Non-Rated	0.3
Cash Equivalents	3.4

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	49.4
1-3 Years	39.9
3-5 Years	5.7
5-7 Years	5.0
100.0

Sector Breakdown

% of Net Assets
Asset-Backed Securities	37.2
U.S. Treasuries	22.9
Mortgage-Backed Securities	19.3
Corporate Bonds	7.7
Commercial Mortgage-Backed Securities	6.8
Corporate Convertible Bonds	0.3
Cash Equivalents/Other	5.8
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Materialfund changes:  Effective July 31, 2024, the annual operating expense ratio cap was updated to 0.65%. Prior to July 31, 2024, the annual operating expense ratio cap was 0.55%.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Short Duration Income Fund

Investor Class (WSHNX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P864-093024

Weitz Ultra Short Government Fund

(SAFEX)

Semi-annual shareholder report — September 30, 2024

Fund overview

This semi-annual shareholder report contains important information about the Weitz Ultra Short Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Ultra Short Government Fund	16	0.32

How did the Fund perform for the period?

The Fund (Ticker: SAFEX) returned 2.58% for the 6-month period ended September 30, 2024.

As of September 30, the fund held 90.3% in U.S. Treasury notes, 0.2% in investment-grade asset-backed securities, and 9.4% in a high-quality money market fund. The Fund maintained a low average effective duration to reduce rate sensitivity, focusing on short-term Treasuries that provided steady gains through favorable reinvestment rates. No segments detracted from performance.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Ultra Short Government Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. 6-Month Treasury Bill Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Weitz Ultra Short Government Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 6-Month Treasury Bill Index
Sep 24	11,715	12,004	11,954
Sep 23	11,131	10,760	11,306
Sep 22	10,671	10,691	10,811
Sep 21	10,632	12,518	10,769
Sep 20	10,623	12,632	10,756
Sep 19	10,475	11,807	10,592
Sep 18	10,215	10,704	10,319
Sep 17	10,069	10,838	10,159
Sep 16	10,012	10,829	10,078
Sep 15	10,001	10,294	10,023
Sep 14	10,000	10,000	10,000

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Ultra Short Government Fund - SAFEX	2.58	5.25	2.26	1.60
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
ICE BofA U.S. 6-Month Treasury Bill Index	2.90	5.73	2.45	1.80

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the ICE BofA U.S. 6-Month Treasury Bill Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	143,216,920
Number of Portfolio Holdings	15
Net Investment Advisory Fees Paid ($)	257,117
Portfolio Turnover Rate (%)	2
30-Day SEC Yield (Subsidized) (%)	4.51
30-Day SEC Yield (Unsubsidized) (%)	4.27
Average Effective Maturity (yrs)	0.30
Average Effective Duration (yrs)	0.30

What did the Fund invest in?

(as of September 30, 2023)

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	9.4
Less than 1 Year	90.6
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	90.3
AAA	0.2
AA	0.1
Cash Equivalents	9.4

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	100.0
100.0

Sector Breakdown

% of Net Assets
U.S. Treasuries	65.5
Asset-Backed Securities	0.3
Cash Equivalents/Other	34.2
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Ultra Short Government Fund

(SAFEX)

Semi-annual shareholder report — September 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P401-093024

(b)           Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL FINANCIAL
STATEMENTS AND OTHER
INFORMATION
September 30, 2024
Conservative Allocation Fund
Investor Class (WBALX)
Institutional Class (WBAIX)
Core Plus Income Fund
Investor Class (WCPNX)
Institutional Class (WCPBX)
Large Cap Equity Fund
Investor Class (WVALX)
Institutional Class (WVAIX)
Multi Cap Equity Fund
Investor Class (WPVLX)
Institutional Class (WPVIX)
Nebraska Tax Free Income Fund (WNTFX)
Partners III Opportunity Fund
Investor Class (WPOIX)
Institutional Class (WPOPX)
Short Duration Income Fund
Investor Class (WSHNX)
Institutional Class (WEFIX)
Ultra Short Government Fund (SAFEX)

TABLE OF CONTENTS

Schedule of Investments 3
Financial Statements 30
Notes to Financial Statements 38
Other Information 47
Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk. See the Schedules of Investments included in this report for the percent of assets in each of the Funds invested in particular industries or sectors.

Conservative Allocation Fund
Schedule of Investments (Unaudited)
September 30, 2024
The accompanying notes form an integral part of these financial statements.
Common Stocks - 44.4% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 5.3
Mastercard, Inc. - Class A 10,500 5,184,900
Visa, Inc. - Class A 17,000 4,674,150
Fidelity National Information Services, Inc. 34,000 2,847,500
a
Multi-Sector Holdings 2.6
Berkshire Hathaway, Inc. - Class B
(a)
13,500 6,213,510
a
Insurance Brokers 2.4
Aon plc - Class A 16,750 5,795,332
a
Financial Exchanges & Data 1.3
S&P Global, Inc. 6,100 3,151,382
a
11.6 27,866,774
Information Technology
Semiconductor Materials & Equipment 3.9
Analog Devices, Inc. 20,000 4,603,400
Microchip Technology, Inc. 30,000 2,408,700
Texas Instruments, Inc. 11,000 2,272,270
a
Systems Software 3.3
Microsoft Corp. 9,250 3,980,275
Oracle Corp. 23,000 3,919,200
a
IT Consulting & Other Services 2.1
Accenture plc - Class A
(b)
14,250 5,037,090
a
Application Software 1.3
Roper Technologies, Inc. 5,500 3,060,420
a
10.6 25,281,355
Health Care
Life Sciences Tools & Services 6.0
Danaher Corp. 21,000 5,838,420
Thermo Fisher Scientific, Inc. 8,750 5,412,488
Bio-Techne Corp. 40,000 3,197,200
a
Health Care Services 1.4
Labcorp Holdings, Inc. 15,000 3,352,200
a
7.4 17,800,308
Industrials
Industrial Machinery & Supplies &
Components 2.6
IDEX Corp. 16,000 3,432,000
Fortive Corp. 35,000 2,762,550
a
Environmental & Facilities Services 1.5
Veralto Corp. 32,500 3,635,450
a
Cargo Ground Transportation 1.4
Old Dominion Freight Line, Inc. 16,000 3,178,240
a
Industrial Conglomerates 0.8
Honeywell International, Inc. 9,500 1,963,745
a
6.3 14,971,985
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 3.5
Vulcan Materials Co. 17,000 4,257,310
Martin Marietta Materials, Inc. 7,500 4,036,875
a
Industrial Gases 1.2
Linde plc 6,000 2,861,160
a
4.7 11,155,345
Communication Services
Cable & Satellite 1.4
Comcast Corp. - Class A 80,000 3,341,600
a
Interactive Media & Services 1.0
Alphabet, Inc. - Class C 15,000 2,507,850
a
2.4 5,849,450
Consumer Staples
Distillers & Vintners 1.4
Diageo plc - ADR
(b)
24,000 3,368,160
a
Total Common Stocks (Cost $52,133,187) 106,293,377
Corporate Bonds - 0.2% a
a a
$ Principal
Amount $ Value a
a a a a
AutoZone, Inc.
3.63% 4/15/25 (Cost $499,949) 500,000 496,680
Asset-Backed Securities - 7.0% a
a a a a
Automobile
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 595,000 594,105
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 –3.12% 1/15/31
(c)
5,081 5,075
Series 2023-B Class A2 –6.05% 7/15/32
(c)
133,716 135,290
Series 2024-A Class A2 –5.3% 11/15/32
(c)
85,000 85,636
Series 2024-B Class A2 –5.54% 4/15/33
(c)
220,000 222,674
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
67,200 67,577
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
155,976 156,849
CarMax Auto Owner Trust (CARMX)
Series 2021-3 Class C –1.25% 5/17/27 380,000 366,639
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
107,596 105,186
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 –0.47% 4/15/33
(c)
34,419 34,251
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
324,660 327,570
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
114,460 116,427
Series S2-1A Class A1 –5.52% 5/15/36
(c)
104,351 105,630
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
159,882 160,775
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
304,874 307,891
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
569,633 582,468
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
180,000 181,797
Series 2024-2 Class A3 –5.61% 4/20/28
(c)
300,000 309,033

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a a
$ Principal
Amount $ Value a
a a a a
Series 24-3 Class A3 –4.98% 8/21/28
(c)
130,000 132,429
Flagship Credit Auto Trust (FCAT)
Series 2020-4 Class C –1.28% 2/16/27
(c)
53,443 53,142
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2021-2 Class A4 –0.89% 12/26/28
(c)
10,711 10,664
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(c)
156,122 156,375
Series 2023-1A Class A2 –5.68% 10/15/26
(c)
47,835 47,877
Series 2023-2A Class A2 –5.93% 6/15/27
(c)
140,771 141,195
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
225,000 227,614
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
367,629 372,294
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(c)
204,818 200,867
Series 2022-1A Class C –1.42% 7/14/28
(c)
447,000 427,417
SFS Auto Receivables Securitization Trust (SFAST)
Series 2023-1A Class A2A –5.89% 3/22/27
(c)
37,315 37,432
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
652,443 660,405
Series 24-2A Class A1 –4.87% 6/21/39
(c)
700,000 706,732
a
7,039,316
a
Collateralized Loan Obligations
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –7.04% 10/20/33 Floating Rate
(TSFR3M + 176)
(c) (d)
500,000 500,363
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –7.24% 4/20/33 Floating Rate
(TSFR3M + 196)
(b) (c) (d)
500,000 500,530
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.04% 10/24/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
250,000 250,183
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –7.1% 4/25/33 Floating Rate
(TSFR3M + 181)
(b) (c) (d)
500,000 500,160
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –7.03% 8/5/33 Floating Rate
(TSFR3M + 179)
(b) (c) (d)
500,000 500,195
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –6.71% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
500,000 500,491
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.79% 4/20/29 Floating Rate
(TSFR3M + 151)
(b) (c) (d)
382,044 382,693
a
3,134,615
a
Consumer & Specialty Finance
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
93,558 88,037
Series 2023-2A Class A –6.53% 6/15/49
(c)
166,309 171,424
Series 2024-1A Class A –5.5% 12/15/49
(c)
138,039 141,150
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A –6.56% 2/15/30
(c)
13,284 13,288
Marlette Funding Trust (MFT)
Series 2023-3A Class A –6.49% 9/15/33
(c)
27,619 27,650
Octane Receivables Trust (OCTL)
Series 2021-2A Class A –1.21% 9/20/28
(c)
26,031 25,729
Series 2022-1A Class A2 –4.18% 3/20/28
(c)
49,634 49,510
Series 2022-2A Class A –5.11% 2/22/28
(c)
55,346 55,346
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2024-2A Class A2 –5.8% 7/20/32
(c)
340,000 344,838
a
916,972
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
71,573 71,811
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
180,835 183,667
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
161,210 163,247
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 24-2A Class A2 –5.19% 7/21/31
(c)
270,000 274,258
Dell Equipment Finance Trust (DEFT)
Series 2023-2 Class A2 –5.84% 1/22/29
(c)
83,283 83,458
Series 2023-3 Class A2 –6.1% 4/23/29
(c)
90,715 91,087
Series 2024-1 Class A3 –5.39% 3/22/30
(c)
170,000 172,979
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
437,674 443,143
DLLMT LLC (DLLMT)
Series 24-1A Class A3 –4.84% 8/21/28
(c)
230,000 233,230
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
110,000 110,985
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(c)
317,008 321,239
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2021-1 Class B –0.72% 12/15/26
(c)
500,000 495,360
Series 24-2 Class A3 –5% 9/15/28
(c)
240,000 244,708
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(c)
174,002 174,117
Series 2024-2A Class A3 –5.36% 10/20/31
(c)
125,000 127,273
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(c)
190,000 195,060
M&T Equipment Notes (MTLFR)
Series 24-1 Class A2 –4.99% 8/18/31
(c)
300,000 301,889
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(c)
164,856 165,480
Series 2023-A Class A2 –5.79% 11/13/26
(c)
117,580 118,270
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A3 –6.5% 10/21/30
(c)
242,276 245,839
SCF Equipment Trust LLC (SCFET)
Series 2023-1A Class A2 –6.56% 1/22/30
(c)
933,135 946,680
a
5,163,780
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 479,895
a
Total Asset-Backed Securities (Cost $16,562,232) 16,734,578
Commercial Mortgage-Backed Securities - 2.1% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.95% 8/17/41 Floating
Rate (TSFR1M + 287)
(b) (c)
500,000 502,582
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.28% 11/17/38 Floating
Rate (TSFR1M + 119)
(b) (c)
58,526 58,544

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a a a a
FS Rialto Issuer LLC (FSRIA)
Series 2022-FL5 Class A –7.27% 6/19/37 Floating Rate
(TSFR1M + 230)
(c)
429,722 431,467
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.38% 7/16/35 Floating Rate
(TSFR1M + 136)
(b) (c)
188,874 187,013
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class A –6.18% 2/18/38 Floating Rate
(TSFR1M + 116)
(b) (c)
240,554 239,159
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.26% 6/16/36 Floating Rate
(TSFR1M + 116)
(b) (c)
37,160 37,067
Series 2021-FL1 Class AS –6.61% 6/16/36 Floating Rate
(TSFR1M + 151)
(b) (c)
500,000 495,474
Series 2021-FL2 Class A4 –6.21% 9/17/36 Floating Rate
(TSFR1M + 111)
(b) (c)
121,411 120,766
HIG RCP Trust (HIG)
Series 2023-FL1 Class A –7.37% 9/19/38 Floating Rate
(TSFR1M + 227)
(c)
279,967 281,192
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –6.27% 2/15/39 Floating
Rate (TSFR1M + 118)
(b) (c)
498,988 493,530
Series 2022-FL3 Class A –6.41% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
500,000 499,688
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –6.51% 7/15/36 Floating
Rate (TSFR1M + 141)
(b) (c)
302,401 301,739
PFP Ltd. (PFP)
Series 2022-9 Class A –7.37% 8/19/35 Floating Rate
(TSFR1M + 227)
(b) (c)
204,615 205,575
Series 24-11 Class A –6.92% 9/17/39 Floating Rate
(TSFR1M + 183)
(c)
200,000 200,288
STWD Ltd. (STWD)
Series 2022-FL3 Class A –6.69% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
494,182 490,258
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.23% 6/16/36 Floating Rate
(TSFR1M + 121)
(c)
24,442 24,415
Series 22-FL5 Class AS –7.74% 2/18/39 Floating Rate
(SOFR30A + 240)
(c)
500,000 496,644
a
Total Commercial Mortgage-Backed Securities (Cost $5,052,680) 5,065,401
Mortgage-Backed Securities - 6.6% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 608 606
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 4,875 4,817
Pool# E02948 – 3.5% 7/1/26 11,885 11,731
Pool# J16663 – 3.5% 9/1/26 8,764 8,672
Pool# ZS8692 – 2.5% 4/1/33 102,869 98,325
Pool# SB8257 – 5.5% 9/1/38 1,069,517 1,092,272
Pool# SB8287 – 5% 3/1/39 869,739 880,637
Pool# SB8293 – 5% 4/1/39 672,317 680,743
Series 5407 Class DA –5.5% 11/25/49 946,013 961,146
Series 5450 4.5% 6/25/51 991,051 982,883
4,721,832
a
a a
$ Principal
Amount $ Value a
a a a a
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-20 Class HD –5.5% 3/25/46 463,582 471,212
Series 2024-20 Class CA –5.5% 1/25/47 892,453 904,106
Series 2024-20 Class EA –5.5% 8/25/49 875,527 889,275
a
Pass-Through Securities
Pool# AB1769 – 3% 11/1/25 3,422 3,366
Pool# AB3902 – 3% 11/1/26 13,971 13,772
Pool# AK3264 – 3% 2/1/27 12,555 12,363
Pool# AB6291 – 3% 9/1/27 80,487 79,139
Pool# MA3189 – 2.5% 11/1/27 66,113 64,512
Pool# MA3791 – 2.5% 9/1/29 174,857 169,418
Pool# BM5708 – 3% 12/1/29 78,037 76,657
Pool# AS7701 – 2.5% 8/1/31 511,407 491,613
Pool# MA3540 – 3.5% 12/1/33 62,086 61,234
Pool# MA5311 – 5% 3/1/39 667,285 675,647
3,912,314
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 13,590 13,411
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
896,323 908,454
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
571,345 579,708
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B –2.5% 8/25/51
(c) (d)
358,506 321,379
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB –2.5% 5/28/52
(c) (d)
400,875 356,795
Series 24-PJ8 Class A8 –5.5% 2/25/55
(c) (d)
1,000,000 998,671
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B –2.71% 10/25/29
(c) (d)
29,108 28,318
Series 2016-3 Class A –2.96% 10/25/46
(c) (d)
104,703 99,393
Series 2017-3 Class A –2.5% 8/25/47
(c) (d)
139,340 124,487
Series 2020-7 Class A –3% 1/25/51
(c) (d)
11,578 11,455
Series 2020-8 Class A –3% 3/25/51
(c) (d)
43,217 42,192
Series 2021-6 Class B –2.5% 10/25/51
(c) (d)
469,473 421,402
Series 2021-8 Class B –2.5% 12/25/51
(c) (d)
346,135 311,115
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
279,312 249,592
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
579,335 582,860
Series 2024-2 Class A6A –6% 8/25/54
(c) (d)
543,509 547,540
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(c) (d)
5,656 5,625
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
323,076 290,770
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(c) (d)
11,398 11,298
Series 2020-3 Class A –3% 4/25/50
(c) (d)
22,138 21,652
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
416,444 422,236
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
431,872 438,065
Series 2024-5 Class A5 –6% 6/25/54
(c) (d)
344,675 349,420
7,122,427
a
Total Mortgage-Backed Securities (Cost $15,883,098) 15,769,984

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
U.S. Treasuries - 32.5% a
a a
$ Principal
Amount $ Value a
a a a a
U.S. Treasury Notes
2.25% 10/31/24 2,000,000 1,995,683
1.13% 1/15/25 2,000,000 1,980,375
1.38% 1/31/25 2,000,000 1,979,361
2% 2/15/25 2,000,000 1,981,490
2.63% 3/31/25 2,000,000 1,983,362
2.75% 5/15/25 3,000,000 2,972,320
0.25% 6/30/25 2,000,000 1,943,392
0.25% 7/31/25 2,000,000 1,938,174
3.13% 8/15/25 2,000,000 1,984,200
2.75% 8/31/25 2,000,000 1,976,848
3.5% 9/15/25 2,000,000 1,991,076
3% 10/31/25 2,000,000 1,980,625
2.25% 11/15/25 2,000,000 1,964,609
0.38% 11/30/25 2,000,000 1,921,328
0.38% 1/31/26 1,000,000 955,820
4% 2/15/26 2,000,000 2,005,703
2.38% 4/30/26 2,000,000 1,958,672
0.75% 5/31/26 2,000,000 1,905,234
1.5% 8/15/26 2,000,000 1,922,344
4.63% 9/15/26 2,000,000 2,036,172
1.63% 10/31/26 4,000,000 3,840,000
2% 11/15/26 3,000,000 2,900,859
1.88% 2/28/27 2,000,000 1,921,016
2.38% 5/15/27 2,000,000 1,939,648
4.63% 6/15/27 2,000,000 2,054,258
0.5% 8/31/27 2,000,000 1,831,484
4.13% 9/30/27 2,000,000 2,032,422
4.13% 10/31/27 2,000,000 2,032,070
2.25% 11/15/27 2,000,000 1,922,383
3.5% 1/31/28 2,000,000 1,995,898
4% 2/29/28 2,000,000 2,027,617
3.5% 4/30/28 2,000,000 1,995,508
3.63% 5/31/28 2,000,000 2,003,516
4.13% 7/31/28 2,000,000 2,039,219
4.63% 9/30/28 2,000,000 2,077,930
3.13% 11/15/28 2,000,000 1,965,430
4% 1/31/29 2,000,000 2,034,141
2.88% 4/30/29 1,000,000 970,469
4% 10/31/29 1,000,000 1,018,711
a
Total U.S. Treasuries (Cost $77,925,981) 77,979,367
Cash Equivalents - 9.5% a
a a a a
U.S. Treasury Bills, 4.40% to 4.63%, 10/15/24
to 11/26/24
(e)
15,000,000 14,932,228
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.77%
(f)
7,768,128 7,768,128
a
Total Cash Equivalents (Cost $22,700,419) 22,700,356
Total Investments in Securities - 102.3%
(Cost $190,757,546) 245,039,743
Other Liabilities in Excess of Other Assets -  (2.3%) (5,455,078)
Net Assets - 100% 239,584,665
Net Asset Value Per Share - Investor Class 17.80
Net Asset Value Per Share - Institutional Class 17.84
(a)
Non-income producing.
(b)
Foreign domiciled entity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Interest rates presented represent the effective yield at September 30, 2024.
(f)
Rate presented represents the 7 day average yield at September 30, 2024.

Core Plus Income Fund
Schedule of Investments (Unaudited)
September 30, 2024
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 12.2% a
a a
$ Principal
Amount $ Value a
Agree, LP
5.63% 6/15/34 10,650,000 11,146,838
Aircastle, Ltd.
5.25% 8/11/25
(a) (b)
5,171,000 5,175,284
Allegion U.S. Holding Co., Inc.
5.6% 5/29/34 3,000,000 3,137,015
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,264,876
American Airlines Group, Inc.
3.75% 3/1/25
(b)
1,000,000 990,643
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
1,925,000 1,921,087
5.75% 4/20/29
(a) (b)
1,000,000 999,168
Americold Realty Operating Partnership, LP
5.41% 9/12/34 5,000,000 5,018,401
Antares Holdings, LP
7.95% 8/11/28
(b)
3,000,000 3,186,476
Apollo Debt Solutions BDC
6.9% 4/13/29
(b)
500,000 519,961
Ares Capital Corp.
2.88% 6/15/28 1,000,000 922,686
6.35% 8/15/29
(b)
5,000,000 5,113,339
Ashtead Capital, Inc.
4.38% 8/15/27
(b)
1,000,000 992,762
4% 5/1/28
(b)
1,070,000 1,043,852
2.45% 8/12/31
(b)
500,000 427,221
5.55% 5/30/33
(b)
250,000 256,001
5.95% 10/15/33
(b)
1,000,000 1,053,935
AT&T, Inc.
6.8% 5/15/36 713,000 807,427
Axalta Coating Systems LLC
3.38% 2/15/29
(b)
624,000 584,819
Barings BDC, Inc.
7% 2/15/29 7,000,000 7,316,203
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,725,524
6.88% 11/1/35 301,000 313,978
6.75% 7/1/36 2,756,000 2,843,291
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 463,803
Blue Owl Credit Income Corp
5.5% 3/21/25 11,807,000 11,798,946
Blue Owl Credit Income Corp.
7.75% 1/15/29 5,000,000 5,335,232
Boeing Co.
6.26% 5/1/27
(b)
2,500,000 2,582,792
6.3% 5/1/29
(b)
3,000,000 3,157,303
Broadcom, Inc.
3.42% 4/15/33
(b)
350,000 318,126
3.14% 11/15/35
(b)
1,014,000 867,501
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,486,403
7.2% 12/12/28
(b)
1,000,000 1,061,682
Carlisle Cos., Inc.
3.5% 12/1/24 532,000 530,588
3.75% 12/1/27 500,000 491,835
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,956,557
3.28% 12/1/28 1,000,000 947,835
5.55% 8/22/34 5,000,000 5,121,954
a
a a
$ Principal
Amount $ Value a
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,260,631
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 632,096
6.1% 6/1/29 5,000,000 5,176,996
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 231,388
5.85% 8/1/34 3,000,000 3,095,150
Cinemark USA, Inc.
5.25% 7/15/28^
(b)
3,000,000 2,952,225
7% 8/1/32
(b)
3,000,000 3,134,292
CNX Resources Corp.
7.25% 3/1/32
(b)
3,000,000 3,152,949
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(b)
2,581,000 2,509,661
Concentrix Corp.
6.6% 8/2/28^ 3,165,000 3,303,309
6.85% 8/2/33^ 4,812,000 4,987,083
CoStar Group, Inc.
2.8% 7/15/30
(b)
5,846,000 5,268,572
Cousins Properties, LP
5.88% 10/1/34 2,000,000 2,054,216
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
231,250 229,881
4.75% 10/20/28
(a) (b)
1,100,000 1,099,022
Devon Energy Corp.
5.25% 10/15/27 325,000 326,582
4.5% 1/15/30 920,000 912,197
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 73,439
3.5% 12/1/29 100,000 95,149
Dick's Sporting Goods, Inc.
3.15% 1/15/32 1,700,000 1,532,884
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 1,019,597
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 990,769
Energy Transfer LP
2.9% 5/15/25 500,000 493,910
6% 2/1/29
(b)
1,000,000 1,025,101
7.38% 2/1/31
(b)
900,000 958,202
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 901,224
EPR Properties
4.75% 12/15/26 1,250,000 1,245,551
4.5% 6/1/27 3,330,000 3,282,308
4.95% 4/15/28 3,830,000 3,797,359
3.6% 11/15/31 350,000 312,312
Essential Properties LP
2.95% 7/15/31 12,121,000 10,558,525
Expedia Group, Inc.
3.8% 2/15/28 484,000 475,036
3.25% 2/15/30 90,000 84,905
Gap, Inc. (The)
3.88% 10/1/31
(b)
106,000 92,773
Gartner, Inc.
3.75% 10/1/30
(b)
5,000,000 4,697,184
Golub Capital Private Credit Fund
5.8% 9/12/29
(b)
5,000,000 4,983,406

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a a
$ Principal
Amount $ Value a
HEICO Corp.
5.25% 8/1/28 3,000,000 3,098,519
5.35% 8/1/33 1,000,000 1,040,122
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 945,555
Highwoods Realty LP
3.88% 3/1/27 750,000 733,620
3.05% 2/15/30 1,600,000 1,440,641
2.6% 2/1/31 500,000 426,584
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 570,205
5.5% 4/15/35 5,000,000 5,074,542
IDEX Corp.
4.95% 9/1/29 2,000,000 2,046,399
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 555,684
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,042,710
International Flavors & Fragrances, Inc.
4.45% 9/26/28 1,662,000 1,669,378
5% 9/26/48 1,500,000 1,382,607
Kilroy Realty, LP
2.65% 11/15/33 280,000 219,520
Kite Realty Group Trust
4.75% 9/15/30 2,315,000 2,316,527
Kroger Co. The
4.9% 9/15/31 7,000,000 7,047,619
Lennar Corp.
4.75% 5/30/25 622,000 621,055
LKQ Corp.
6.25% 6/15/33 5,000,000 5,305,040
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,227,698
LXP Industrial Trust
6.75% 11/15/28 3,000,000 3,211,099
2.7% 9/15/30 500,000 445,488
Manitowoc Co., Inc. The
9.25% 10/1/31
(b)
1,000,000 1,026,250
Markel Group, Inc.
3.5% 11/1/27 550,000 537,782
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 450,375
MasTec, Inc.
4.5% 8/15/28
(b)
3,881,000 3,814,303
Micron Technology, Inc.
4.19% 2/15/27 500,000 498,756
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(b)
1,083,000 1,097,278
MPLX LP
4.88% 6/1/25 190,000 189,864
4% 3/15/28 85,000 83,848
4.8% 2/15/29 250,000 254,012
5.5% 6/1/34 5,000,000 5,139,185
4.7% 4/15/48 551,000 480,856
NNN REIT, Inc.
5.5% 6/15/34 5,000,000 5,205,492
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,851,149
5.38% 11/15/29 3,303,000 3,176,865
a
a a
$ Principal
Amount $ Value a
Oracle Corp.
4.13% 5/15/45 1,000,000 848,885
3.6% 4/1/50 470,000 358,123
Owens Corning
3.5% 2/15/30
(b)
200,000 190,057
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 1/12/27
(b)
250,000 254,854
6.05% 8/1/28
(b)
2,000,000 2,105,823
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,532,598
5.75% 7/15/34 8,000,000 8,360,311
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,269,971
2.63% 11/1/31 7,577,000 6,619,712
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 759,267
4.3% 1/31/43 75,000 63,519
Polaris, Inc.
6.95% 3/15/29 1,000,000 1,086,052
Realty Income Corp.
4% 7/15/29 2,000,000 1,970,040
4.85% 3/15/30 1,000,000 1,025,284
RELX Capital, Inc.
4% 3/18/29 500,000 495,693
4.75% 5/20/32 250,000 252,939
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,445,000 3,698,201
Rithm Capital Corp.
8% 4/1/29
(b)
11,000,000 11,140,711
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(b)
200,000 184,324
4% 10/15/33
(b)
1,450,000 1,296,489
Store Capital LLC
4.5% 3/15/28 503,000 493,770
4.63% 3/15/29 14,538,000 14,258,672
2.7% 12/1/31 1,250,000 1,064,563
Tempur Sealy International, Inc.
4% 4/15/29
(b)
400,000 373,431
3.88% 10/15/31
(b)
1,500,000 1,338,664
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 243,829
3.38% 4/15/29 4,000,000 3,842,217
Twilio, Inc.
3.88% 3/15/31 300,000 277,464
United Rentals North America, Inc.
6.13% 3/15/34
(b)
2,800,000 2,897,152
United Wholesale Mortgage LLC
5.75% 6/15/27
(b)
200,000 198,866
5.5% 4/15/29
(b)
700,000 682,420
VICI Properties LP
4.95% 2/15/30 500,000 503,375
5.75% 4/1/34 5,000,000 5,240,830
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(b)
1,120,000 1,064,494
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27
(a) (b)
4,462,000 4,359,269
6.38% 2/1/30
(a) (b)
100,000 86,002

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
Vontier Corp.
2.95% 4/1/31 100,000 87,088
a
Total Corporate Bonds (Cost $314,751,417) 326,578,814
Corporate Convertible Bonds - 0.0% a
Redwood Trust, Inc.
5.75% 10/1/25 (Cost $500,000) 500,000 492,500
Asset-Backed Securities - 18.0% a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-1A Class C –8.59% 1/22/30
(b)
1,718,867 1,730,369
Series 2023-2A Class A –7.97% 6/20/30
(b)
1,688,265 1,698,946
Series 2023-2A Class B –9.85% 6/20/30
(b)
7,000,000 7,208,643
Series 2024-1A Class A –7.71% 1/21/31
(b)
899,833 905,670
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 1,500,000 1,497,744
Series 2020-3 Class D –1.49% 9/18/26 1,250,000 1,225,851
Series 2022-1 Class C –2.98% 9/20/27 450,000 439,649
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-2A Class C –9.84% 3/15/29
(b)
1,000,000 976,619
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(b)
75,433 75,466
Series 2023-1 Class B –7.12% 3/15/27
(b)
1,500,000 1,504,098
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1 Class C –6.78% 12/26/31 Floating
Rate (SOFR30A + 150)
(b) (c)
1,463,037 1,463,687
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
1,767,483 1,774,529
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
336,001 337,885
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
779,879 784,247
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
2,854,439 2,908,803
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
251,056 245,433
Drive Auto Receivables Trust (DRIVE)
Series 2021-1 Class D –1.45% 1/16/29 418,690 412,000
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
1,524,371 1,539,456
Exeter Automobile Receivables Trust (EART)
Series 2021-4A Class C –1.46% 10/15/27 250,087 248,961
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
1,975,703 2,004,821
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
1,305,015 1,332,906
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(b)
36,645 36,434
Series 2022-2A Class D –8.71% 10/16/28
(b)
1,000,000 1,061,336
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(b)
1,500,000 1,431,462
Series 2021-2 Class C –1.27% 6/15/27
(b)
1,768,599 1,737,004
Series 2021-3 Class C –1.46% 9/15/27
(b)
255,000 248,551
Series 2021-4 Class D –2.26% 12/15/27
(b)
350,000 329,747
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-2A Class D –1.42% 4/15/27
(b)
370,729 363,043
Series 2021-3A Class C –1.11% 9/15/26
(b)
199,334 198,094
Series 2021-4A Class D –2.48% 10/15/27
(b)
455,000 441,397
a
a a
$ Principal
Amount $ Value a
JPMorgan Chase Bank NA (CACLN)
Series 2021-2 Class E –2.28% 12/26/28
(b)
21,422 21,355
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class C –2.35% 4/15/27
(b)
6,500,000 6,402,923
Series 2021-1A Class D –3.99% 11/15/29
(b)
3,740,000 3,700,798
Series 2022-1A Class B –5.87% 9/15/27
(b)
1,720,000 1,742,259
Series 2022-1A Class C –6.85% 4/15/30
(b)
2,000,000 2,059,650
Series 2023-1A Class D –7.3% 6/17/30
(b)
3,000,000 3,104,641
Series 2023-2A Class A2 –5.93% 6/15/27
(b)
1,407,706 1,411,952
Series 2023-4A Class C –6.76% 3/15/29
(b)
1,510,000 1,575,391
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
2,831,478 2,884,608
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
6,093,904 6,249,400
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
2,262,925 2,288,995
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
5,875,000 5,950,120
Series 2024-2A Class C –7.45% 5/15/31
(b)
1,500,000 1,568,439
Series 24-3A Class A2 –4.97% 10/15/29
(b)
2,250,000 2,254,180
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-1 Class A –6.97% 7/15/26
(b)
397,967 399,031
Series 2023-2 Class A –7.59% 4/16/29
(b)
467,614 472,884
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class D –1.62% 11/14/30
(b)
1,000,000 956,739
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,000,000 3,824,756
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(b)
1,000,000 1,014,167
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
3,679,064 3,721,968
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
5,282,657 5,319,179
Santander Bank NA (SBCLN)
Series 2021-1A Class C –3.27% 12/15/31
(b)
26,368 26,313
Tricolor Auto Securitization Trust (TAST)
Series 2023-1A Class A –6.48% 8/17/26
(b)
73,708 73,735
Series 2023-1A Class B –6.84% 11/16/26
(b)
1,480,000 1,482,717
Series 2024-2A Class A –6.36% 12/15/27
(b)
2,903,811 2,929,856
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class B –6.57% 6/10/27
(b)
2,000,000 2,026,304
Series 2024-1 Class C –7.06% 10/10/29
(b)
4,000,000 4,079,007
Series 2024-1 Class D –8.3% 11/12/29
(b)
8,660,000 8,933,704
a
112,637,922
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2024-1A Class C2 –5.59% 5/15/54
(b)
7,500,000 7,634,548
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO XI LP (ABPCI)
Series 2022-11A Class B1 –8.86% 10/27/34 Floating
Rate (TSFR3M + 360)
(b) (c)
1,500,000 1,507,285
ABPCI Direct Lending Fund CLO XII Ltd. (ABPCI)
Series 2023-12A Class B –8.76% 4/29/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
2,000,000 2,022,724
ABPCI Direct Lending Fund CLO XVI Ltd. (ABPCI)
Series 2023-16A Class C –9.5% 2/1/36 Floating Rate
(TSFR3M + 425)
(b) (c)
2,000,000 2,051,343
Antares CLO Ltd. (ANTR)
Series 2017-2A Class DR –9.29% 10/20/33 Floating
Rate (TSFR3M + 401)
(a) (b) (c)
2,000,000 1,973,331

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a a
$ Principal
Amount $ Value a
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B –7.49% 10/20/33 Floating Rate
(TSFR3M + 221)
(b) (c)
3,000,000 3,003,367
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –7.38% 4/20/36 Floating Rate
(TSFR3M + 210)
(b) (c)
4,000,000 4,039,592
AUF Funding LLC (ANTF)
Series 2022-1A Class B1 –9.03% 1/20/31 Floating Rate
(TSFR3M + 375)
(b) (c)
1,500,000 1,508,224
Barings Middle Market CLO, Ltd. (BMM)
Series 2023-IIA Class A2 –8.48% 1/20/32 Floating Rate
(TSFR3M + 320)
(a) (b) (c)
3,000,000 3,019,765
Series 2023-IIA Class B –9.43% 1/20/32 Floating Rate
(TSFR3M + 415)
(a) (b) (c)
3,000,000 3,007,849
Series 2023-IIA Class C –11.53% 1/20/32 Floating Rate
(TSFR3M + 625)
(a) (b) (c)
2,500,000 2,524,579
BCC Middle Market CLO LLC (BCMM)
Series 2023-1A Class B1 –9.08% 7/20/35 Floating Rate
(TSFR3M + 380)
(b) (c)
3,750,000 3,812,869
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –6.93% 4/20/35 Floating Rate
(TSFR3M + 165)
(b) (c)
1,000,000 1,001,715
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –6.8% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,039,740 1,041,254
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B –7.59% 4/20/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
1,800,000 1,802,239
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –8.1% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
940,035 942,926
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class B –8.11% 10/15/31 Floating Rate
(TSFR3M + 281)
(a) (b) (c)
482,530 483,419
Series 2020-1A Class C –9.26% 10/15/31 Floating Rate
(TSFR3M + 396)
(a) (b) (c)
500,000 501,230
Series 2021-2A Class B –7.46% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,501,518
Series 2022-1A Class A2 –4.02% 4/15/34
(b)
1,750,000 1,712,538
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-3A Class B –8.64% 9/13/35 Floating Rate
(TSFR3M + 335)
(b) (c)
1,750,000 1,776,421
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.04% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
1,000,000 1,000,733
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class B1 –8.83% 10/20/35 Floating
Rate (TSFR3M + 355)
(b) (c)
4,500,000 4,581,634
Series 2023-1A Class C –9.58% 10/20/35 Floating Rate
(TSFR3M + 430)
(b) (c)
5,000,000 5,110,510
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –7.16% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
1,000,000 1,000,854
Series 2021-2A Class C –8.46% 1/15/34 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
2,300,000 2,306,774
Series 2022-1A Class A1 –7.25% 7/15/33 Floating Rate
(TSFR3M + 195)
(a) (b) (c)
750,000 750,768
Series 2023-1A Class B1 –9.2% 4/15/35 Floating Rate
(TSFR3M + 390)
(a) (b) (c)
2,500,000 2,533,825
Series 2023-1A Class C –10.55% 4/15/35 Floating Rate
(TSFR3M + 525)
(a) (b) (c)
1,500,000 1,528,807
Series 2024-1A Class A1 –7.38% 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,052,457
a
a a
$ Principal
Amount $ Value a
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –7.11% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,491
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –7.4% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,501,434
Fortress Credit Opportunities XXI CLO LLC (FCO)
Series 2023-21A Class AT –7.93% 1/21/35 Floating Rate
(TSFR3M + 265)
(b) (c)
2,000,000 2,011,169
Series 2023-21A Class C –10.18% 1/21/35 Floating Rate
(TSFR3M + 490)
(b) (c)
1,000,000 1,012,727
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR –8.4% 8/5/30 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
1,000,000 1,000,000
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class B –7.35% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
500,000 500,491
Series 2021-54A Class C –8.15% 8/5/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
1,000,000 1,002,859
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B –7.81% 1/15/34 Floating Rate
(TSFR3M + 251)
(a) (b) (c)
2,500,000 2,504,348
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –6.9% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
1,500,000 1,500,997
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –7.44% 10/20/30 Floating Rate
(TSFR3M + 216)
(b) (c)
3,000,000 3,003,276
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR –7.61% 7/15/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
2,500,000 2,503,037
Monroe Capital ABS Funding II Ltd. (MCAF)
Series 23-1A Class A1R –6.77% 7/22/34
(b)
5,250,000 5,294,390
Series 23-1A Class B1R –7.83% 7/22/34
(b)
2,500,000 2,564,668
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class B –8.8% 4/15/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
1,500,000 1,515,886
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –7.86% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 2,007,064
Monroe Capital MML CLO XV LLC (MCMML)
Series 2023-1A Class A1 –7.78% 9/23/35 Floating Rate
(TSFR3M + 250)
(b) (c)
3,000,000 3,033,126
Series 2023-1A Class B –8.73% 9/23/35 Floating Rate
(TSFR3M + 345)
(b) (c)
3,000,000 3,050,906
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B –9.3% 4/5/37 Floating Rate
(TSFR3M + 400)
(a) (b) (c) #
4,765,000 4,757,286
Series 2024-1A Class C –11.3% 4/5/37 Floating Rate
(TSFR3M + 600)
(a) (b) (c) #
3,825,000 3,813,230
Series 2024-1A Class D –13.7% 4/5/37 Floating Rate
(TSFR3M + 840)
(a) (b) (c) #
3,000,000 2,985,688
Owl Rock CLO IX LLC (OR)
Series 2022-9A Class B –9.13% 11/20/34 Floating Rate
(TSFR3M + 400)
(b) (c)
1,000,000 1,007,005
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.83% 11/20/34 Floating Rate
(TSFR3M + 250)
(b) (c)
1,000,000 1,003,010
Owl Rock CLO XII LLC (OR)
Series 2023-12A Class B –8.83% 7/20/34 Floating Rate
(TSFR3M + 355)
(b) (c)
1,000,000 1,007,846

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.79% 4/20/29 Floating Rate
(TSFR3M + 151)
(a) (b) (c)
191,022 191,347
Series 2021-1A Class B –7.34% 4/20/29 Floating Rate
(TSFR3M + 206)
(a) (b) (c)
1,000,000 1,001,014
PennantPark CLO VI LLC (PNTPK)
Series 2023-6A Class B1 –9.03% 4/22/35 Floating Rate
(TSFR3M + 375)
(b) (c)
2,000,000 2,025,261
Starwood Commercial Mortgage Trust (STWD)
Series 24-SIF4A Class D 10/17/36 Floating Rate
(TSFR3M + 400)
(a) (b) (c)
13,200,000 13,200,000
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class B –7.57% 4/17/36 Floating
Rate (TSFR3M + 225)
(b) (c)
5,000,000 5,030,915
Series 2024-SIF3A Class C –8.17% 4/17/36 Floating
Rate (TSFR3M + 285)
(b) (c)
5,000,000 5,058,822
Series 2024-SIF3A Class D –9.82% 4/17/36 Floating
Rate (TSFR3M + 450)
(b) (c)
5,000,000 5,114,793
Twin Brook CLO (TWBRK)
Series 2023-1A Class B –8.48% 4/20/35 Floating Rate
(TSFR3M + 320)
(b) (c)
1,000,000 1,003,884
Series 2023-1A Class C –9.38% 4/20/35 Floating Rate
(TSFR3M + 410)
(b) (c)
3,000,000 3,008,430
Windhill CLO 1, Ltd. (WNDHL)
Series 2023-1A Class C –9.78% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,421,450
Windhill CLO 2, Ltd. (WNDHL)
Series 24-1A Class A –6.26% 10/20/36 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
4,000,000 3,980,800
a
162,218,200
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(b)
159,690 159,349
Series 2023-X1 Class A –7.11% 11/15/28
(b)
294,141 295,346
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
122,950 119,519
Series 2022-B Class B –4.84% 6/18/35
(b)
1,100,360 1,097,218
Series 2023-A Class A –5.55% 4/17/36
(b)
545,943 548,219
Series 2023-B Class A –6.92% 12/17/36
(b)
1,259,043 1,313,323
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(b)
476,250 465,613
Foundation Finance Trust (FFIN)
Series 2021-1A Class B –1.87% 5/15/41
(b)
2,534,492 2,365,383
FREED ABS Trust (FREED)
Series 2022-4FP Class C –8.59% 12/18/29
(b)
1,108,377 1,114,593
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(b)
121,300 119,980
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A –6.56% 2/15/30
(b)
66,420 66,439
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(b)
6,328,297 6,211,125
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(b)
702,995 704,988
Octane Receivables Trust (OCTL)
Series 2021-1A Class B –1.53% 4/20/27
(b)
644,020 636,007
Series 2022-1A Class A2 –4.18% 3/20/28
(b)
115,813 115,523
Pagaya AI Debt Selection Trust (PAID)
Series 2021 Class B –1.82% 1/16/29
(b)
95,755 92,563
Series 2023-7 Class C –8.8% 7/15/31
(b)
7,997,020 8,223,469
Series 2023-7 Class D –9% 7/15/31
(b)
4,998,138 5,080,433
a
a a
$ Principal
Amount $ Value a
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A –4.97% 1/15/30
(b)
64,490 64,458
Series 2022-3 Class A –6.06% 3/15/30
(b)
138,313 138,351
Series 2022-5 Class A –8.1% 6/17/30
(b)
381,653 386,096
Series 2023-1 Class A –7.56% 7/15/30
(b)
527,372 529,283
Series 2023-3 Class A –7.6% 12/16/30
(b)
1,476,700 1,485,661
Series 2023-5 Class B –7.63% 4/15/31
(b)
1,749,985 1,764,456
Series 2023-5 Class C –9.1% 4/15/31
(b)
2,999,975 3,078,126
Series 2023-5 Class D –9% 4/15/31
(b)
3,499,970 3,545,136
Series 2024-1 Class A –6.66% 7/15/31
(b)
868,843 884,028
Series 2024-3 Class B –6.57% 10/15/31
(b)
9,000,000 9,110,815
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(b)
226,293 227,230
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
1,068,910 1,076,204
Theorem Funding Trust (THRM)
Series 2022-2A Class B –9.27% 12/15/28
(b)
1,000,000 1,035,487
Series 2022-3A Class A –7.6% 4/15/29
(b)
216,207 218,341
Upstart Securitization Trust (UPST)
Series 2021-1 Class C –4.06% 3/20/31
(b)
80,133 79,450
Series 2023-2 Class A –6.77% 6/20/33
(b)
2,135,526 2,146,053
a
54,498,265
a
Consumer and Specialty Finance
ACHV ABS Trust (ACHV)
Series 24-2PL Class C –5.72% 10/27/31
(b)
7,134,000 7,169,809
a
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2024-1A Class A1 –5.25% 2/25/49
(b)
3,250,000 3,282,993
Series 24-2A Class A1 –5.02% 8/25/49
(b)
7,750,000 7,817,300
Databank Issuer LLC (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(b)
5,750,000 5,735,348
Retained Vantage Data Centers Issuer LLC (VDCR)
Series 24-1A Class A2 –4.99% 9/15/49
(b)
3,500,000 3,490,783
Series 24-1A Class B –5.78% 9/15/49
(b)
2,000,000 2,000,000
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(b)
4,250,000 4,328,533
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(b)
6,600,000 6,750,567
Series 2024-2A Class C –10.03% 6/25/54
(b)
10,000,000 10,472,020
a
43,877,544
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B –1.38% 2/22/27
(b)
199,631 199,233
Series 2021-1A Class D –2.3% 11/22/27
(b)
500,000 496,497
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
723,339 734,667
a
1,430,397
a
Fiber
ALLO Issuer LLC (ALLO)
Series 24-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,053,437
Series 24-1A Class B –7.15% 7/20/54
(b)
2,500,000 2,575,121
Series 24-1A Class C –11.19% 7/20/54
(b)
7,500,000 8,009,922
Frontier Issuer LLC (FYBR)
Series 2023-1 Class A2 –6.6% 8/20/53
(b)
10,000,000 10,287,158

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a a
$ Principal
Amount $ Value a
Series 2023-1 Class B –8.3% 8/20/53
(b)
2,650,000 2,774,176
Series 2023-1 Class C –11.5% 8/20/53
(b)
4,750,000 5,137,010
Hotwire Funding LLC (HWIRE)
Series 2024-1A Class C –9.19% 6/20/54
(b)
6,000,000 6,341,470
a
38,178,294
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(b)
6,000,000 6,385,325
Cogent Ipv4 LLC (CGNT)
Series 2024-1A Class A2 –7.92% 5/25/54
(b)
2,250,000 2,364,238
ExteNet Issuer LLC (EXTNT)
Series 24-1A Class A2 –5.34% 7/25/54
(b)
2,000,000 2,024,869
Series 24-1A Class C –9.05% 7/25/54
(b)
5,000,000 5,086,881
Golub Capital Partners ABS Funding (GCPAF)
Series 2023-1A Class A –7.46% 7/25/33
(b)
5,000,000 5,121,599
Series 2024-1A Class A1 –8.18% 1/25/34 Floating Rate
(TSFR3M + 290)
(b) (c)
5,000,000 5,002,764
Series 2024-1A Class A2 –6.89% 1/25/34
(b)
5,000,000 5,118,697
Jersey Mike's Funding LLC (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(b)
2,649,975 2,608,173
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(b)
5,000,000 5,074,866
TSC SPV Funding LLC (TROP)
Series 24-1A Class A2 –6.29% 8/20/54
(b)
17,000,000 17,312,066
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(b)
1,212,500 1,116,884
57,216,362
a
Total Asset-Backed Securities (Cost $475,698,710) 484,861,341
Commercial Mortgage-Backed Securities - 6.3% a
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class E –8.13% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
5,000,000 4,759,182
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –8.41% 8/17/41 Floating Rate
(TSFR1M + 332)
(a) (b)
5,000,000 5,029,913
Series 2023-CRE8 Class C –9.11% 8/17/41 Floating Rate
(TSFR1M + 402)
(a) (b)
5,000,000 5,048,576
Series 2023-CRE8 Class D –10.45% 8/17/41 Floating
Rate (TSFR1M + 537)
(a) (b)
3,000,000 3,033,773
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.28% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
117,051 117,088
Series 2021-CRE5 Class B –7.02% 11/17/38 Floating
Rate (TSFR1M + 193)
(a) (b)
5,561,000 5,528,041
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –7.32% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,031,687
Series 2024-CRE9 Class B –7.62% 5/17/41 Floating Rate
(TSFR1M + 254)
(a) (b)
3,000,000 3,030,634
BDS LLC (BDS)
Series 24-FL13 Class A –6.78% 9/19/39 Floating Rate
(TSFR1M + 158)
(b)
5,000,000 4,987,500
BDS Ltd. (BDS)
Series 2021-FL10 Class C –7.43% 12/16/36 Floating
Rate (TSFR1M + 241)
(a) (b)
1,250,000 1,242,839
a
a a
$ Principal
Amount $ Value a
BPCRE Ltd. (BPCRE)
Series 2022-FL2 Class AS –8.11% 1/16/37 Floating Rate
(TSFR1M + 310)
(a) (b)
1,550,000 1,550,245
Series 2022-FL2 Class C –9.51% 1/16/37 Floating Rate
(TSFR1M + 450)
(a) (b)
4,000,000 3,984,389
BPR Trust (BPR)
Series 2021-TY Class B –6.36% 9/15/38 Floating Rate
(TSFR1M + 126)
(b)
3,250,000 3,188,400
Brightspire Capital, Inc. (BRSP)
Series 2021-FL1 Class D –7.78% 8/19/38 Floating Rate
(TSFR1M + 281)
(a) (b)
1,000,000 976,378
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –6.98% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,090,469
Series 2021-FL1 Class E –8.53% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,860,660
Series 21-FL1 Class C –7.23% 8/19/38 Floating Rate
(TSFR1M + 226)
(a) (b)
5,050,000 4,974,712
Series 24-FL2 Class A –6.91% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,003,750
Series 24-FL2 Class D –9.81% 8/19/37 Floating Rate
(TSFR1M + 484)
(a) (b)
10,000,000 9,986,241
BSPRT Issuer LLC (BSPRT)
Series 24-FL11 Class A –6.8% 7/15/39 Floating Rate
(TSFR1M + 164)
(b)
10,000,000 9,986,880
FS Rialto Issuer LLC (FSRIA)
Series 2021-FL2 Class D –8.01% 5/16/38 Floating Rate
(TSFR1M + 291)
(b)
2,080,000 1,997,530
Series 2021-FL2 Class E –8.66% 5/16/38 Floating Rate
(TSFR1M + 356)
(b)
1,000,000 926,050
Series 2022-FL7 Class A –7.99% 10/19/39 Floating Rate
(TSFR1M + 290)
(b)
1,000,000 1,005,310
Series 22-FL7 Class B –9.01% 10/19/39 Floating Rate
(TSFR1M + 391)
(b)
4,333,000 4,350,978
Government National Mortgage Association (GNR)
Series 2018-52 Class AE –2.75% 5/16/51 78,829 73,664
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.38% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
755,496 748,052
Series 2021-FL4 Class C –7.38% 12/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
8,000,000 7,518,586
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class C –7.08% 2/18/38 Floating Rate
(TSFR1M + 206)
(a) (b)
650,000 629,777
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.26% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
136,187 135,847
Series 2021-FL1 Class AS –6.61% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
2,000,000 1,981,898
Series 2021-FL1 Class B –6.81% 6/16/36 Floating Rate
(TSFR1M + 171)
(a) (b)
5,100,000 5,031,370
Series 2021-FL1 Class C –6.91% 6/16/36 Floating Rate
(TSFR1M + 181)
(a) (b)
450,000 439,473
Series 2021-FL1 Class E –8.16% 6/16/36 Floating Rate
(TSFR1M + 306)
(a) (b)
750,000 715,702
Series 2021-FL2 Class D –7.36% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
1,000,000 967,398
HIG RCP LLC (HIG)
Series 2023-FL1 Class C –9.66% 9/19/38 Floating Rate
(TSFR1M + 456)
(b)
5,000,000 5,048,809
Series 2023-FL1 Class D –10.96% 9/19/38 Floating Rate
(TSFR1M + 586)
(b)
5,000,000 5,056,389

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
HIG RCP Trust (HIG)
Series 2023-FL1 Class B –8.71% 9/19/38 Floating Rate
(TSFR1M + 361)
(b)
3,000,000 3,021,915
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b)
840,000 105,085
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B –7.84% 10/15/39 Floating
Rate (TSFR1M + 274)
(b)
3,000,000 2,999,111
Loancore Issuer Ltd. (LNCR)
Series 2022-CRE7 Class E –9.09% 1/17/37 Floating Rate
(SOFR30A + 375)
(a) (b)
2,250,000 2,198,488
Series 21-CRE6 Class AS –6.86% 11/15/38 Floating Rate
(TSFR1M + 176)
(a) (b)
5,500,000 5,480,008
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class B –7.21% 7/15/36 Floating Rate
(TSFR1M + 211)
(a) (b)
1,407,000 1,394,833
PFP Ltd. (PFP)
Series 2021-8 Class C –7.01% 8/9/37 Floating Rate
(TSFR1M + 191)
(a) (b)
7,500,000 7,525,441
Series 2021-8 Class E –7.71% 8/9/37 Floating Rate
(TSFR1M + 261)
(a) (b)
750,000 719,583
Series 2022-9 Class A –7.37% 8/19/35 Floating Rate
(TSFR1M + 227)
(a) (b)
613,846 616,725
Series 24-11 Class C –8.07% 9/17/39 Floating Rate
(TSFR1M + 299)
(b)
4,000,000 3,994,861
Series 24-11 Class D –9.17% 9/17/39 Floating Rate
(TSFR1M + 409)
(b)
5,000,000 5,002,570
STWD Ltd. (STWD)
Series 2021-FL2 Class C –7.23% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 2,075,993
Series 2022-FL3 Class B –7.29% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
3,525,000 3,428,520
Series 2022-FL3 Class E –8.59% 11/15/38 Floating Rate
(SOFR30A + 325)
(a) (b)
2,320,000 2,147,821
TRTX Issuer, Ltd. (TRTX)
Series 21-FL4 Class C –7.6% 3/15/38 Floating Rate
(TSFR1M + 251)
(a) (b)
3,750,000 3,705,329
Series 22-FL5 Class C –7.83% 2/15/39 Floating Rate
(TSFR1M + 275)
(a) (b)
5,000,000 4,875,501
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.23% 6/16/36 Floating Rate
(TSFR1M + 121)
(b)
97,768 97,658
a
Total Commercial Mortgage-Backed Securities (Cost $168,757,438) 168,427,632
Mortgage-Backed Securities - 34.1% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 383,585 351,093
Series 4949 Class BC –2.25% 3/25/49 194,407 175,641
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 207,874 197,100
Pool# RA7183 – 4% 4/1/52 11,468,196 11,024,605
Pool# SD8245 – 4.5% 9/1/52 19,040,152 18,734,621
Pool# SD8257 – 4.5% 10/1/52 51,974,686 51,110,375
Pool# SD8258 – Series 8258 5% 10/1/52 8,637,147 8,650,354
Pool# SD8266 – 4.5% 11/1/52 10,759,415 10,584,636
Pool# SD8267 – Series 8267 5% 11/1/52 3,508,728 3,513,099
Pool# SD4712 – 4.5% 12/1/52 26,691,094 26,281,304
a
a a
$ Principal
Amount $ Value a
Pool# SD8290 – 6% 1/1/53 4,052,944 4,150,520
Pool# SD2473 – 5% 2/1/53 13,276,779 13,287,155
Pool# SD8323 – Series 8323 5% 5/1/53 6,428,846 6,431,726
Pool# SD8324 – Series 8324 5.5% 5/1/53 8,084,252 8,183,124
Pool# SD8329 – 5% 6/1/53 13,821,561 13,826,684
Pool# SD3386 – 5.5% 7/1/53 4,739,885 4,806,683
Pool# SD8341 – Series 8341 5% 7/1/53 4,632,581 4,633,940
Pool# SD8342 – Series 8342 5.5% 7/1/53 12,769,383 12,921,017
Pool# SD8350 – 6% 8/1/53 8,066,062 8,251,027
Pool# SD8347 – 4.5% 8/1/53 40,147,534 39,535,117
Pool# SD3857 – 6% 9/1/53 8,372,300 8,563,766
Pool# SD8362 – 5.5% 9/1/53 18,589,507 18,814,652
Pool# SD8366 – 5% 10/1/53 24,783,805 24,779,590
Pool# SD6291 – 4.5% 10/1/53 8,000,000 7,873,706
Pool# SD8374 – 6.5% 11/1/53 4,347,449 4,489,935
Pool# SD8372 – 5.5% 11/1/53 4,702,826 4,760,107
Pool# SD8371 – 5% 11/1/53 12,445,607 12,444,452
Pool# SD8383 – 5.5% 12/1/53 21,963,445 22,226,681
Pool# SD8395 – 5.5% 1/1/54 24,797,340 25,097,093
Pool# SD8400 – 5% 2/1/54 19,352,343 19,347,558
Pool# SD8408 – 5.5% 3/1/54 9,527,882 9,642,571
Pool# SD8417 – 4.5% 3/1/54 14,542,234 14,298,358
Pool# SD8421 – 6% 4/1/54 4,681,884 4,786,166
Pool# SD8420 – 5.5% 4/1/54 11,493,701 11,630,849
Pool# SD8419 – 5% 4/1/54 22,277,835 22,268,847
Pool# SD8430 – 5% 5/1/54 5,844,849 5,842,492
Pool# SD8438 – 5.5% 6/1/54 10,567,924 10,693,485
Pool# SD8447 – 6% 7/1/54 4,848,099 4,956,085
Pool# SD8461 – 5% 9/1/54 7,991,341 7,988,135
487,154,349
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 85,789 81,615
Series 2013-130 Class CD –3% 6/25/43 155,980 151,336
a
Pass-Through Securities
Pool# 932836 – 3% 12/1/25 3,235 3,199
Pool# 468516 – 5.17% 6/1/28 193,126 195,803
Pool# MA3443 – 4% 8/1/48 87,882 85,515
Pool# FM5733 – 2% 1/1/51 1,112,040 936,411
Pool# MA4733 – 4.5% 9/1/52 6,367,286 6,265,113
Pool# MA4785 – Series 4785 5% 10/1/52 11,699,440 11,711,546
Pool# MA4806 – Series 4806 5% 11/1/52 3,493,099 3,501,515
Pool# MA4840 – 4.5% 12/1/52 12,420,842 12,219,081
Pool# MA4941 – 5.5% 3/1/53 6,963,447 7,049,712
Pool# MA5009 – 5% 5/1/53 28,462,309 28,475,057
Pool# MA5040 – 6% 6/1/53 1,717,057 1,758,878
Pool# MA5039 – 5.5% 6/1/53 7,187,890 7,274,404
Pool# MA5038 – Series 5038 5% 6/1/53 3,169,800 3,170,975
Pool# MA5072 – 5.5% 7/1/53 20,015,423 20,257,804
Pool# MA5071 – 5% 7/1/53 21,968,897 21,975,343
Pool# MA5167 – 6.5% 10/1/53 2,583,821 2,665,217
Pool# MA5166 – 6% 10/1/53 6,323,063 6,466,147
Pool# MA5164 – 5% 10/1/53 9,742,928 9,741,271
Pool# MA5192 – 6.5% 11/1/53 5,786,649 5,968,139
Pool# MA5191 – 6% 11/1/53 4,600,853 4,705,415
Pool# MA5216 – 6% 12/1/53 9,172,736 9,380,344
Pool# MA5215 – 5.5% 12/1/53 21,851,333 22,112,100
Pool# MA5271 – 5.5% 2/1/54 16,759,633 16,963,092

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a a
$ Principal
Amount $ Value a
Pool# CB7972 – 5% 2/1/54 9,752,008 9,759,785
Pool# MA5296 – 5.5% 3/1/54 14,282,994 14,455,655
Pool# MA5294 – 5% 3/1/54 9,698,600 9,694,688
Pool# MA5331 – 5.5% 4/1/54 14,410,241 14,582,931
Pool# MA5326 – 4.5% 4/1/54 6,339,637 6,233,453
Pool# DB1847 – 5.5% 5/1/54 4,889,100 4,947,240
Pool# MA5387 – 5% 6/1/54 30,467,135 30,454,846
Pool# MA5420 – 5.5% 7/1/54 9,757,541 9,873,977
Pool# MA5419 – 5% 7/1/54 12,870,468 12,865,277
Pool# MA5443 – 5% 8/1/54 7,931,150 7,927,951
Pool# MA5468 – 4.5% 9/1/54 17,882,769 17,583,233
341,494,068
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 999,599 820,010
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A3 –6% 1/25/55
(b) (c)
6,455,697 6,511,984
Series 2024-2 Class A3 –6% 2/25/55
(b) (c)
8,275,908 8,348,066
Series 2024-5 Class A2 –6% 4/25/55
(b) (c)
7,774,574 7,842,361
Series 24-8 Class A3 –5.5% 8/25/55
(b) (c)
4,000,000 3,988,936
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
31,845 29,896
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(b) (c)
4,618,061 4,555,470
Series 2024-PJ5 Class A3 –6% 9/25/54
(b) (c)
6,974,632 7,035,444
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A –2.96% 10/25/46
(b) (c)
41,881 39,757
Series 2017-3 Class A –2.5% 8/25/47
(b) (c)
48,769 43,570
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
14,222 13,589
Series 2023-3 Class A3A –5% 10/25/53
(b) (c)
4,246,739 4,191,789
Series 2023-4 Class 1A2 –6% 11/25/53
(b) (c)
2,558,489 2,577,599
Series 2023-9 Class A2 –6% 4/25/54
(b) (c)
2,858,500 2,883,423
Series 2023-10 Class A2 –6% 5/25/54
(b) (c)
2,041,390 2,059,189
Series 2024-2 Class A3 –6% 8/25/54
(b) (c)
3,339,230 3,355,823
Series 2024-4 Class A3 –6% 10/25/54
(b) (c)
4,528,090 4,567,571
Series 24-6 Class A3 –6% 12/25/54
(b) (c)
5,296,686 5,336,247
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(b) (c)
5,346,333 5,024,441
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
1,292,302 1,163,080
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(b) (c)
4,885 4,842
Series 2023-3 Class A1 –6% 9/25/53
(b) (c)
4,373,330 4,411,461
Series 2024-1 Class A1 –6% 1/25/54
(b) (c)
13,161,292 13,259,593
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –7.37% 10/25/33
(c)
28,576 27,468
87,271,599
a
Total Mortgage-Backed Securities (Cost $898,009,135) 916,740,026
Municipal Bonds - 0.0% a
a a
$ Principal
Amount $ Value a
Detroit, MI City School District General Obligation SBLF,
6.65% 5/1/29 (Cost $543,739) 460,000 500,864
U.S. Treasuries - 28.4% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 2,005,336
1.88% 2/15/41 11,500,000 8,437,900
4.38% 5/15/41 5,000,000 5,219,141
1.75% 8/15/41 4,000,000 2,837,734
2% 11/15/41 7,500,000 5,517,334
2.38% 2/15/42 28,000,000 21,818,125
3.25% 5/15/42 15,000,000 13,342,676
4% 11/15/42 90,000,000 88,593,750
3.88% 2/15/43 10,000,000 9,650,000
3.13% 2/15/43 25,000,000 21,639,648
3.88% 5/15/43 49,000,000 47,191,211
2.88% 5/15/43 2,000,000 1,661,094
4.38% 8/15/43 75,500,000 77,657,354
3.63% 8/15/43 17,000,000 15,748,906
4.75% 11/15/43 25,000,000 26,975,586
3.75% 11/15/43 6,000,000 5,646,563
4.5% 2/15/44 70,000,000 73,062,500
3.63% 2/15/44 15,500,000 14,310,859
4.63% 5/15/44 5,000,000 5,300,781
3.38% 5/15/44 15,500,000 13,778,047
4.13% 8/15/44 40,000,000 39,693,750
3.13% 8/15/44 27,500,000 23,459,863
3% 11/15/44 24,000,000 20,032,500
2.5% 2/15/45 21,000,000 16,056,797
3% 5/15/45 23,000,000 19,128,633
3% 11/15/45 9,500,000 7,882,031
2.5% 5/15/46 8,400,000 6,333,961
2.25% 8/15/46 2,500,000 1,790,527
3% 2/15/47 1,000,000 819,766
4.13% 8/15/53 13,000,000 12,949,727
U.S. Treasury Notes
2.25% 2/15/27 3,500,000 3,392,539
2.25% 8/15/27 3,000,000 2,892,305
1.13% 2/29/28 6,500,000 5,993,203
1.25% 5/31/28 8,000,000 7,364,844
1.25% 9/30/28 7,000,000 6,397,754
2.38% 10/15/28 13,000,000 13,868,345
1.5% 11/30/28 3,000,000 2,760,469
1.88% 2/28/29 3,500,000 3,259,170
4% 10/31/29 10,000,000 10,187,109
1.75% 11/15/29 3,000,000 2,748,984
1.5% 2/15/30 5,250,000 4,715,156
4% 2/28/30 20,000,000 20,386,328
0.88% 11/15/30 8,000,000 6,810,156
1.13% 2/15/31 4,500,000 3,870,791
1.38% 11/15/31 5,500,000 4,711,094
1.88% 2/15/32 1,000,000 883,320
4.13% 11/15/32 42,000,000 43,214,063
4.5% 11/15/33 10,000,000 10,562,891
a
Total U.S. Treasuries (Cost $763,315,149) 762,560,621

The accompanying notes form an integral part of these financial statements.
Cash Equivalents - 1.1% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.77% (Cost
$29,155,870)
(d)
29,155,870 29,155,870
Short-Term Securities Held as Collateral for Securities on Loan - 0.2% a
a Shares $ Value
Goldman Sachs Financial Square Government Fund
Institutional Class –4.78%
(d)
4,651,565 4,651,565
Citibank N.A. DDCA
4.83% 516,840 516,840
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $5,168,405) 5,168,405
Total Investments in Securities 100.3%
(Cost $2,655,899,863) 2,694,486,073
Other Liabilities in Excess of Other Assets -  (0.3%) (9,042,928)
Net Assets - 100% 2,685,443,145
Net Asset Value Per Share - Investor Class 9.89
Net Asset Value Per Share - Institutional Class 9.89
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $5,064,734.
# This security, in part or entirely, represents a delayed-settlement security.
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at September 30, 2024.

Large Cap Equity Fund
Schedule of Investments (Unaudited)
September 30, 2024
The accompanying notes form an integral part of these financial statements.
Common Stocks - 98.4% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 16.7
Mastercard, Inc. - Class A 95,000 46,911,000
Visa, Inc. - Class A 170,000 46,741,500
Global Payments, Inc. 425,000 43,528,500
Fidelity National Information Services, Inc. 272,500 22,821,875
a
Multi-Sector Holdings 5.2
Berkshire Hathaway, Inc. - Class B
(a)
107,500 49,477,950
a
Insurance Brokers 4.4
Aon plc - Class A 122,500 42,383,775
a
Financial Exchanges & Data 2.5
S&P Global, Inc. 47,000 24,281,140
a
28.8 276,145,740
Information Technology
Application Software 9.5
Salesforce, Inc. 95,000 26,002,450
Constellation Software, Inc. Canada
(b)
7,500 24,400,163
Adobe, Inc.
(a)
40,000 20,711,200
Roper Technologies, Inc. 35,000 19,475,400
a
IT Consulting & Other Services 5.4
Accenture plc - Class A
(b)
90,000 31,813,200
Gartner, Inc.
(a)
40,000 20,270,400
a
Semiconductor Materials & Equipment 4.7
Analog Devices, Inc. 117,500 27,044,975
Microchip Technology, Inc. 225,000 18,065,250
a
Systems Software 3.3
Oracle Corp. 187,500 31,950,000
a
22.9 219,733,038
Communication Services
Interactive Media & Services 8.8
Meta Platforms, Inc. - Class A 75,000 42,933,000
Alphabet, Inc. - Class C 245,000 40,961,550
a
Cable & Satellite 3.7
Charter Communications, Inc. - Class A
(a)
110,000 35,648,800
a
12.5 119,543,350
Health Care
Life Sciences Tools & Services 9.8
Danaher Corp. 170,000 47,263,400
Thermo Fisher Scientific, Inc. 75,000 46,392,750
a
Health Care Services 1.7
Labcorp Holdings, Inc. 75,000 16,761,000
a
11.5 110,417,150
a
Industrials
% of Net
Assets Shares $ Value
Research & Consulting Services 3.7
Equifax, Inc. 120,000 35,263,200
a
Industrial Machinery & Supplies &
Components 2.5
IDEX Corp. 112,250 24,077,625
a
Environmental & Facilities Services 2.2
Veralto Corp. 190,000 21,253,400
a
Cargo Ground Transportation 2.2
Old Dominion Freight Line, Inc. 105,000 20,857,200
a
10.6 101,451,425
Consumer Discretionary
Broadline Retail 3.2
Amazon.com, Inc.
(a)
167,500 31,210,275
a
Automotive Retail 2.9
CarMax, Inc.
(a)
360,000 27,856,800
a
6.1 59,067,075
Real Estate
Real Estate Services 3.4
CoStar Group, Inc.
(a)
435,000 32,816,400
Materials
Construction Materials 2.6
Vulcan Materials Co. 100,000 25,043,000
a
Total Common Stocks (Cost $463,407,564) 944,217,178
Cash Equivalents - 1.7% a
a
$ Principal
Amount $ Value a
a a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.77% (Cost
$16,731,095)
(c)
16,731,095 16,731,095
a
Total Investments in Securities - 100.1%
(Cost $480,138,659) 960,948,273
Other Liabilities in Excess of Other Assets -  (0.1%) (1,239,223)
Net Assets - 100% 959,709,050
Net Asset Value Per Share - Investor Class 58.43
Net Asset Value Per Share - Institutional Class 60.14
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7 day average yield at September 30, 2024.

Multi Cap Equity Fund
Schedule of Investments (Unaudited)
September 30, 2024
The accompanying notes form an integral part of these financial statements.
Common Stocks - 95.5% a
Communication Services
% of Net
Assets Shares $ Value
Interactive Media & Services 11.7
Meta Platforms, Inc. - Class A 64,000 36,636,160
Alphabet, Inc. - Class C 195,000 32,602,050
a
Cable & Satellite 5.3
Liberty Broadband Corp.
(a)
Class C 200,000 15,458,000
Class A 100,000 7,682,000
Charter Communications, Inc. - Class A
(a)
25,000 8,102,000
a
Alternative Carriers 2.5
Liberty Global, Ltd. - Class C
(a) (b)
695,000 15,018,950
a
Integrated Telecommunication Services 0.8
LICT Corp.
(a)
381 5,067,304
a
20.3 120,566,464
Financials
Transaction & Payment Processing Services 8.5
Visa, Inc. - Class A 92,500 25,432,875
Mastercard, Inc. - Class A 50,000 24,690,000
a
Multi-Sector Holdings 7.0
Berkshire Hathaway, Inc. - Class B
(a)
90,000 41,423,400
a
Insurance Brokers 3.9
Aon plc - Class A 67,500 23,354,325
a
19.4 114,900,600
Information Technology
Application Software 5.9
ACI Worldwide, Inc.
(a)
350,000 17,815,000
Guidewire Software, Inc.
(a)
95,000 17,379,300
a
Semiconductor Materials & Equipment 3.0
Texas Instruments, Inc. 85,000 17,558,450
a
Communications Equipment 2.8
Sirius XM Holdings, Inc.
(a)
700,001 16,555,012
a
IT Consulting & Other Services 2.0
Gartner, Inc.
(a)
24,000 12,162,240
a
Internet Services & Infrastructure 2.0
VeriSign, Inc.
(a)
62,000 11,777,520
a
15.7 93,247,522
Industrials
Aerospace & Defense 5.5
HEICO Corp. - Class A 160,000 32,601,600
a
Industrial Machinery & Supplies &
Components 2.9
IDEX Corp. 80,000 17,160,000
a
Research & Consulting Services 2.7
Equifax, Inc. 55,000 16,162,300
a
Industrials
% of Net
Assets Shares $ Value
a
Cargo Ground Transportation 2.2
Old Dominion Freight Line, Inc. 65,000 12,911,600
a
Environmental & Facilities Services 1.3
Veralto Corp. 70,000 7,830,200
a
14.6 86,665,700
Materials
Construction Materials 5.8
Vulcan Materials Co. 70,000 17,530,100
Martin Marietta Materials, Inc. 31,200 16,793,400
a
Specialty Chemicals 2.9
Perimeter Solutions SA
(a) (b)
1,306,931 17,578,222
a
8.7 51,901,722
Health Care
Life Sciences Tools & Services 3.5
Danaher Corp. 75,000 20,851,500
a
Health Care Services 3.1
Labcorp Holdings, Inc. 82,000 18,325,360
a
6.6 39,176,860
Consumer Discretionary
Automotive Retail 3.4
CarMax, Inc.
(a)
260,000 20,118,800
a
Distributors 3.0
LKQ Corp. 450,000 17,964,000
a
6.4 38,082,800
Real Estate
Real Estate Services 3.8
CoStar Group, Inc.
(a)
300,000 22,632,000
a
Total Common Stocks (Cost $233,507,329) 567,173,668
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $5,000)
(a) (b) (c)
500,000 90,625
Cash Equivalents - 4.6% a
a
$ Principal
Amount $ Value a
a a a a
U.S. Treasury Bills, 4.18% to 4.58%, 10/10/24
to 11/7/24
(d)
17,000,000 16,954,728

The accompanying notes form an integral part of these financial statements.
Multi Cap Equity Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a
$ Principal
Amount $ Value a
a a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.77%
(e)
10,247,261 10,247,261
a
Total Cash Equivalents (Cost $27,197,851) 27,201,989
Total Investments in Securities - 100.1%
(Cost $260,710,180) 594,466,282
Other Liabilities in Excess of Other Assets -  (0.1%) (489,397)
Net Assets - 100% 593,976,885
Net Asset Value Per Share - Investor Class 34.87
Net Asset Value Per Share - Institutional Class 35.94
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) Interest rates presented represent the effective yield at September 30, 2024.
(e) Rate presented represents the 7 day average yield at September 30, 2024.

Nebraska Tax Free Income Fund
Schedule of Investments (Unaudited)
September 30, 2024
The accompanying notes form an integral part of these financial statements.
Municipal Bonds - 94 .3 % a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
California 0.9
San Diego County Regional Airport Authority Revenue
Series B 5% 7/1/25 200,000 202,514
a
Florida 0.9
State of Florida General Obligation 4% 6/1/36 200,000 200,773
a
Nebraska 87.5
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 84,312
Cass County School District No. 22 General Obligation
    2.05% 12/15/25 375,000 369,846
    2.2% 12/15/26 250,000 245,879
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 498,514
City of Blair NE General Obligation 5% 6/15/34 360,000 384,272
City of Blair NE Water System Revenue
    2.65% 12/15/24 100,000 99,636
    2.85% 12/15/25 100,000 98,846
    3% 12/15/26 100,000 98,396
    3.1% 12/15/27 100,000 97,686
    3.2% 12/15/28 100,000 97,255
City of Columbus NE Combined Utilities System Revenue
    4% 6/15/33 200,000 208,394
AGC,
    4% 12/15/26 100,000 103,248
    4% 12/15/27 100,000 103,176
City of Columbus NE General Obligation
    3% 12/15/29 150,000 150,346
    3% 12/15/30 150,000 149,716
City of Grand Island NE Combined Utility System Revenue
Series A AGC,
    4% 8/15/35 205,000 212,899
    4% 8/15/36 125,000 129,064
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 150,514
    3% 11/15/30 150,000 150,024
City of Gretna NE Certificates of Participation 4% 12/15/25 500,000 500,956
City of Kearney NE General Obligation 4% 5/15/34 220,000 222,674
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 30,092
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 501,002
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 96,437
Series A Class A –
    3% 4/15/34 100,000 97,743
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 270,687
City of Omaha NE Sewer Revenue
    5% 4/1/26 250,000 259,012
    4% 4/1/31 350,000 354,771
Series A
    4% 4/1/34 100,000 104,601
County of Saline NE Revenue 3% 2/15/31 200,000 196,883
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 488,811
County of Seward NE General Obligation 3% 12/15/30 605,000 604,979
Cozad City School District General Obligation 4% 6/15/26 250,000 255,147
Dawson County Public Power District Revenue
Series A
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
    2% 6/15/26 170,000 166,222
    2.1% 6/15/27 105,000 101,770
Series B
    2.5% 6/15/28 135,000 131,220
    3% 6/15/29 245,000 243,678
    3% 6/15/30 355,000 347,237
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 176,822
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 500,411
    5% 5/15/30 140,000 145,405
    4% 5/15/32 700,000 705,937
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 255,138
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 98,065
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 157,322
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 140,172
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 451,143
Municipal Energy Agency of Nebraska Revenue
    5% 4/1/27 350,000 366,796
    5% 4/1/28 225,000 235,798
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 232,167
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 110,941
Nebraska Investment Finance Authority Revenue
    4.45% 9/1/43 180,000 183,663
Series B
    1.35% 9/1/26 200,000 190,879
Series C GNMA,
    2% 9/1/35 325,000 266,772
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 66,511
Nebraska State College Facilities Corp. Revenue AGC,
4% 7/15/28 250,000 256,527
Omaha Public Facilities Corp. Revenue
    4% 6/1/28 85,000 87,011
Series A
    4% 6/1/31 155,000 163,917
Series C
    4% 4/1/33 340,000 354,066
    4% 4/1/39 500,000 503,752
Omaha Public Power District Revenue
Series A
    2.85% 2/1/27 500,000 499,997
Series C
    5% 2/1/39 150,000 151,027
Omaha School District General Obligation
    5% 12/15/28 130,000 130,578
    5% 12/15/29 350,000 367,688
    5% 12/15/31 135,000 141,437
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 88,624
    2% 12/15/34 200,000 171,622
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.05% 12/1/24 150,000 149,435
    2.2% 12/1/25 150,000 148,365
    2.3% 12/1/26 275,000 274,266

The accompanying notes form an integral part of these financial statements.
Nebraska Tax Free Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
Series B
    4% 12/1/35 400,000 420,025
Public Power Generation Agency Revenue
    5% 1/1/28 500,000 502,049
    5% 1/1/32 140,000 144,779
State of Nebraska Certificates of Participation
    3% 2/1/26 60,000 60,158
Series A
    2% 4/1/26 150,000 147,534
University of Nebraska Facilities Corp. (The) Revenue 5%
7/15/29 380,000 395,408
University of Nebraska Revenue
PRE-REFUNDED/ESCROWED TO MATURITY,
    3% 7/1/25 100,000 100,114
    2.5% 7/1/26 210,000 210,007
    3% 7/1/27 100,000 101,545
    5% 5/15/30 100,000 107,745
Upper Republican Natural Resource District Revenue
AGC,
    4% 12/15/25 245,000 245,264
    4% 12/15/27 395,000 395,474
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 706,922
    3% 7/1/35 325,000 316,655
Winside Public Schools General Obligation 2% 6/15/31 350,000 311,386
a
20,343,264
a
New Mexico 1.6
New Mexico Finance Authority Revenue Series C 4%
6/1/34 365,000 369,107
a
Texas 1.6
City of Austin Tx Airport System Revenue Series B 5%
11/15/26 250,000 260,065
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 111,136
a
371,201
a
Utah 0.5
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 109,063
a
Washington 1.3
Pierce County School District No. 10 Tacoma General
Obligation Series B AMBAC, 4% 12/1/35 100,000 105,085
Port of Seattle WA Revenue Series C 5% 5/1/26 200,000 205,761
a
310,846
a
Total Municipal Bonds (Cost $22,513,687) 21,906,768
Cash Equivalents - 4 .7 % a
a
$ Principal
Amount $ Value a
a a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.77% (Cost
$1,100,823)
(a)
1,100,824 1,100,824
a
Total Investments in Securities - 99.0%
(Cost $23,614,510) 23,007,592
Other Assets Less Other Liabilities -  1.0% 231,129
Net Assets - 100% 23,238,721
Net Asset Value Per Share - Investor Class 9.71
(a) Rate presented represents the 7 day average yield at September 30, 2024.

Partners III Opportunity Fund
Schedule of Investments (Unaudited)
September 30, 2024
The accompanying notes form an integral part of these financial statements.
Common Stocks - 92.8% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 15.9
Mastercard, Inc. - Class A 45,000 22,221,000
Visa, Inc. - Class A 75,000 20,621,250
Global Payments, Inc. 180,000 18,435,600
Fidelity National Information Services, Inc. 100,000 8,375,000
a
Multi-Sector Holdings 11.3
Berkshire Hathaway, Inc. - Class B
(a)(b)
108,000 49,708,080
a
Insurance Brokers 4.0
Aon plc - Class A 50,000 17,299,500
a
31.2 136,660,430
Communication Services
Interactive Media & Services 7.5
Alphabet, Inc. - Class C 105,000 17,554,950
Meta Platforms, Inc. - Class A 27,000 15,455,880
a
Cable & Satellite 6.4
Liberty Broadband Corp.
(a)
Class C 325,000 25,119,250
Class A 40,000 3,072,800
a
Alternative Carriers 3.2
Liberty Global, Ltd. - Class C
(a) (c)
640,000 13,830,400
a
17.1 75,033,280
Information Technology
Application Software 4.9
Roper Technologies, Inc. 25,000 13,911,000
CoreCard Corp.
† (a)
515,000 7,477,800
a
Semiconductor Materials & Equipment 3.3
Texas Instruments, Inc. 70,000 14,459,900
a
Communications Equipment 3.0
Sirius XM Holdings, Inc.
(a)
550,000 13,007,500
a
Systems Software 2.9
Microsoft Corp. 30,000 12,909,000
a
14.1 61,765,200
Health Care
Life Sciences Tools & Services 10.0
Danaher Corp. 80,000 22,241,600
Thermo Fisher Scientific, Inc. 35,000 21,649,950
a
Health Care Services 3.1
Labcorp Holdings, Inc. 60,000 13,408,800
a
13.1 57,300,350
Consumer Discretionary
Automotive Retail 3.9
CarMax, Inc.
(a)
220,000 17,023,600
a
Consumer Discretionary
% of Net
Assets Shares $ Value
a
Broadline Retail 3.6
Amazon.com, Inc.
(a)(b)
85,000 15,838,050
a
7.5 32,861,650
Industrials
Industrial Machinery & Supplies &
Components 3.4
IDEX Corp. 70,000 15,015,000
a
Cargo Ground Transportation 0.9
Old Dominion Freight Line, Inc. 20,000 3,972,800
a
4.3 18,987,800
Materials
Specialty Chemicals 3.1
Perimeter Solutions SA
(a) (c)
1,006,930 13,543,208
Real Estate
Real Estate Services 2.4
CoStar Group, Inc.
(a)
140,000 10,561,600
a
Total Common Stocks (Cost $201,462,269) 406,713,518
Warrants - 0.1% a
Perimeter Solutions SA Expires 11/8/24 (Cost $15,000)
(a) (c) (d)
1,500,000 271,875
Cash Equivalents - 9.5% a
a
$ Principal
Amount $ Value a
a a a a
U.S. Treasury Bills, 4.18% to 4.63%, 10/10/24
to 11/26/24
(e)
23,000,000 22,901,267
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.77%
(f)
18,769,272 18,769,272
Northern U.S. Government Select Money
Market Fund 4.66%
(f)
154,233 154,233
a
Total Cash Equivalents (Cost $41,823,156) 41,824,772
Total Investments in Securities - 102.4%
(Cost $243,300,425) 448,810,165
Due from Broker - 4.6% 20,030,500
Securities Sold Short - (4.6)% (20,081,600)
Options Written - (0.0)% (70,560)
Other Assets Less Other Liabilities -  (2.4%) (10,398,547)
Net Assets - 100% 438,289,958
Net Asset Value Per Share - Investor Class 12.67
Net Asset Value Per Share - Institutional Class 13.99

The accompanying notes form an integral part of these financial statements.
Partners III Opportunity Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
Securities Sold Short - (4.6)%
Shares $ Value
a
SPDR S&P 500 ETF Trust 35,000 (20,081,600)
Total Securities Sold Short (proceeds $7,361,008) (20,081,600)
Options Written- (0.0)%
$ Notional
Shares
subject to
option $ Value
Covered Call Options
Old Dominion Freight Call Option
November 2024 / $210 2,352,000 11,200 (70,560)
Total Options Written (premiums received $80,182) (70,560)
† Non-controlled affiliate.
(a) Non-income producing.
(b) Fully or partially pledged as collateral on securities sold short and outstanding written options.
(c) Foreign domiciled entity.
(d) This security is classified as Level 3 within the fair value hierarchy.
(e) Interest rates presented represent the effective yield at September 30, 2024.
(f) Rate presented represents the 7 day average yield at September 30, 2024.

Short Duration Income Fund
Schedule of Investments (Unaudited)
September 30, 2024
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 7.7% a
a a
$ Principal
Amount $ Value a
a a a a
Agree, LP
2% 6/15/28 2,239,000 2,046,727
American Airlines Group, Inc.
3.75% 3/1/25
(a)
750,000 742,982
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
1,210,417 1,207,956
Ares Capital Corp.
7% 1/15/27 1,000,000 1,041,206
Ashtead Capital, Inc.
1.5% 8/12/26
(a)
4,800,000 4,537,727
4.38% 8/15/27
(a)
3,000,000 2,978,287
Bath & Body Works, Inc.
9.38% 7/1/25
(a)
1,000,000 1,029,150
6.69% 1/15/27 945,000 976,768
Blackstone Secured Lending Fund
5.88% 11/15/27 250,000 254,300
Boardwalk Pipelines LP
4.95% 12/15/24 2,580,000 2,577,145
Boeing Co.
6.26% 5/1/27
(a)
2,500,000 2,582,792
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,486,404
Carlisle Cos., Inc.
3.5% 12/1/24 500,000 498,673
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,991,202
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
1,248,750 1,241,354
Devon Energy Corp.
5.25% 10/15/27 390,000 391,899
Energy Transfer LP
5.63% 5/1/27
(a)
610,000 612,558
EPR Properties
4.75% 12/15/26 4,869,000 4,851,670
4.5% 6/1/27 1,000,000 985,678
Expedia Group, Inc.
6.25% 5/1/25
(a)
1,672,000 1,676,469
FS KKR Capital Corp.
1.65% 10/12/24 6,000,000 5,990,210
Gartner, Inc.
4.5% 7/1/28
(a)
1,200,000 1,188,738
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,418,333
Highwoods Realty LP
3.88% 3/1/27 750,000 733,620
Kite Realty Group Trust
4% 3/15/25 2,083,000 2,071,998
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,372,200 1,390,291
MPLX LP
4.88% 6/1/25 1,961,000 1,959,601
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 3/30/29
(a)
6,000,000 6,199,459
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,500,000 3,757,244
Starwood Property Trust, Inc.
4.75% 3/15/25 1,765,000 1,757,860
Synchrony Bank
5.4% 8/22/25 1,000,000 1,002,373
VICI Properties LP/VICI Note Co., Inc.
3.5% 2/15/25
(a)
6,323,000 6,279,621
a
a a
$ Principal
Amount $ Value a
a a a a
4.63% 6/15/25
(a)
3,100,000 3,083,538
Vontier Corp.
1.8% 4/1/26 1,004,000 962,101
a
Total Corporate Bonds (Cost $71,505,925) 72,505,934
Corporate Convertible Bonds - 0.3% a
a a a a
Redwood Trust, Inc.
5.75% 10/1/25 (Cost $3,000,000) 3,000,000 2,955,000
Asset-Backed Securities - 37.2% a
a a a a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class A –7.97% 6/20/30
(a)
1,688,265 1,698,945
Series 2023-2A Class B –9.85% 6/20/30
(a)
3,000,000 3,089,419
Series 2024-1A Class A –7.71% 1/21/31
(a)
451,847 454,779
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 1,320,000 1,318,014
Series 2020-3 Class D –1.49% 9/18/26 3,000,000 2,942,042
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 –3.12% 1/15/31
(a)
66,058 65,970
Series 2023-B Class A2 –6.05% 7/15/32
(a)
2,540,610 2,570,516
Series 2024-A Class A2 –5.3% 11/15/32
(a)
1,165,000 1,173,720
Series 2024-B Class A2 –5.54% 4/15/33
(a)
1,530,000 1,548,596
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-1A Class A –4.01% 5/15/28
(a)
1,159,212 1,151,694
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
113,150 113,199
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1 Class A –6.38% 12/26/31 Floating
Rate (SOFR30A + 110)
(a) (c)
2,404,992 2,409,839
Series 2024-CAR1 Class B –6.58% 12/26/31 Floating
Rate (SOFR30A + 130)
(a) (c)
1,402,912 1,404,402
Series 2024-CAR1F Class A –6.97% 7/29/32
(a)
1,767,483 1,774,529
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(a)
268,801 270,308
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(a)
623,903 627,398
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(a)
2,854,439 2,908,803
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
1,004,224 981,732
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 –0.47% 4/15/33
(a)
172,094 171,252
Series 2023-1A Class A1 –5.65% 5/15/35
(a)
1,623,297 1,637,851
Series 2023-2A Class A1 –6.16% 10/15/35
(a)
1,030,139 1,047,841
Series S2-1A Class A1 –5.52% 5/15/36
(a)
2,617,841 2,649,941
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(a)
479,646 482,324
Series 2023-2 Class A2 –5.56% 4/22/30
(a)
3,315,507 3,348,316
Series 2023-3 Class A2 –6.4% 3/20/30
(a)
2,943,105 3,009,418
Series 2024-1 Class A2 –5.23% 3/20/30
(a)
1,820,000 1,838,173
Series 2024-2 Class A3 –5.61% 4/20/28
(a)
2,700,000 2,781,295
Series 24-3 Class A3 –4.98% 8/21/28
(a)
1,870,000 1,904,935
Exeter Automobile Receivables Trust (EART)
Series 2020-1A Class D –2.73% 12/15/25
(a)
183,532 183,372
Series 2021-1A Class D –1.08% 11/16/26 631,308 621,821
First Help Financial Trust (FHF)
Series 2022-1A Class A –4.43% 1/18/28
(a)
1,281,317 1,277,171
Series 2022-2A Class A –6.14% 12/15/27
(a)
321,906 323,995

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2023-1A Class A2 –6.57% 6/15/28
(a)
1,128,973 1,145,612
Series 2023-2A Class A2 –6.79% 10/15/29
(a)
1,305,015 1,332,907
Series 2024-2A Class A2 –5.89% 6/15/30
(a)
3,000,000 3,053,462
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(a)
256,512 255,035
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2023-1 Class A2 –5.43% 10/15/26
(a)
221,546 221,578
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2021-2 Class A4 –0.89% 12/26/28
(a)
96,401 95,977
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
1,338,191 1,340,360
Series 2023-1A Class A2 –5.68% 10/15/26
(a)
621,849 622,396
Series 2023-1A Class B –5.59% 8/16/27
(a)
2,500,000 2,520,228
Series 2023-2A Class A2 –5.93% 6/15/27
(a)
739,046 741,275
Series 2023-4A Class A3 –6.1% 12/15/27
(a)
3,625,000 3,667,112
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(a)
3,964,070 4,038,451
Series 2023-3A Class A2 –7.5% 12/15/28
(a)
6,093,904 6,249,400
Series 2024-1A Class A2 –6.19% 8/15/29
(a)
2,262,925 2,288,995
Series 2024-2A Class A2 –5.99% 5/15/29
(a)
5,875,000 5,950,120
Series 24-3A Class A2 –4.97% 10/15/29
(a)
2,250,000 2,254,180
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(a)
467,614 472,884
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(a)
7,352,587 7,445,883
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(a)
1,024,091 1,004,336
Series 2022-1A Class C –1.42% 7/14/28
(a)
4,100,000 3,920,376
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class B –6.55% 7/17/28
(a)
2,681,827 2,689,726
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(a)
3,679,064 3,721,967
Series 2023-4A Class A –7.54% 3/25/32
(a)
4,086,942 4,154,442
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(a)
2,641,328 2,659,590
Santander Bank NA (SBCLN)
Series 2021-1A Class B –1.83% 12/15/31
(a)
149,036 148,509
SFS Auto Receivables Securitization Trust (SFAST)
Series 2023-1A Class A2A –5.89% 3/22/27
(a)
708,982 711,208
Tricolor Auto Securitization Trust (TAST)
Series 2023-1A Class A –6.48% 8/17/26
(a)
110,562 110,601
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class A –6.17% 8/10/26
(a)
1,639,477 1,643,298
Series 2024-1 Class B –6.57% 6/10/27
(a)
6,000,000 6,078,912
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(a)
6,151,604 6,226,678
Series 2024-1A Class A1 –5.49% 2/18/39
(a)
4,500,000 4,570,016
Series 24-2A Class A1 –4.87% 6/21/39
(a)
6,300,000 6,360,587
a
135,477,711
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO I LLC (ABPCI)
Series 2016-1A Class A1A2 –7.24% 7/20/33 Floating
Rate (TSFR3M + 196)
(a) (b) (c)
2,000,000 2,005,409
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –7.04% 10/20/33 Floating Rate
(TSFR3M + 176)
(a) (c)
6,000,000 6,004,352
AUF Funding LLC (ANTF)
Series 2022-1A Class B1 –9.03% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
2,500,000 2,513,707
a
a a
$ Principal
Amount $ Value a
a a a a
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –6.8% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (c)
1,999,501 2,002,412
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –7.24% 4/20/33 Floating Rate
(TSFR3M + 196)
(a) (b) (c)
5,500,000 5,505,833
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –8.1% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
940,035 942,926
Cerberus Loan Funding LP (CERB)
Series 2021-2A Class A –7.18% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
3,000,000 3,002,649
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-4A Class A –7.73% 10/15/35 Floating Rate
(TSFR3M + 243)
(a) (c)
3,000,000 3,077,772
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.04% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
2,750,000 2,752,016
CIFC-LBC Middle Market CLO (CLBC)
Series 2023-1A Class A1 –7.88% 10/20/35 Floating Rate
(TSFR3M + 260)
(a) (c)
5,000,000 5,059,976
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –7.16% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
4,000,000 4,003,416
Series 2023-1A Class A1 –8.1% 4/15/35 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
3,000,000 3,026,224
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –7.11% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,490
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –7.1% 4/25/33 Floating Rate
(TSFR3M + 181)
(a) (b) (c)
3,500,000 3,501,123
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR –8.4% 8/5/30 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
1,000,000 1,000,000
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –7.03% 8/5/33 Floating Rate
(TSFR3M + 179)
(a) (b) (c)
4,500,000 4,501,753
Series 2021-54A Class B –7.35% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,500,000 2,502,457
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –6.9% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
3,500,000 3,502,326
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –7.44% 10/20/30 Floating Rate
(TSFR3M + 216)
(a) (c)
2,000,000 2,002,184
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R –7.25% 7/15/33 Floating
Rate (TSFR3M + 195)
(a) (b) (c)
5,000,000 5,004,997
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class A –7.7% 4/15/35 Floating Rate
(TSFR3M + 240)
(a) (b) (c)
3,000,000 3,018,083
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –6.71% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,507,371
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A –8.05% 4/5/37 Floating Rate
(TSFR3M + 275)
(a) (b) (c) #
5,000,000 4,992,778
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.83% 11/20/34 Floating Rate
(TSFR3M + 250)
(a) (c)
2,000,000 2,006,021

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a a a a
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class A1 –7.27% 4/17/36 Floating
Rate (TSFR3M + 195)
(a) (c)
5,000,000 5,044,074
Twin Brook CLO (TWBRK)
Series 2021-1A Class A –7.07% 1/20/34 Floating Rate
(TSFR3M + 179)
(a) (c)
1,200,000 1,200,944
Series 2023-1A Class B –8.48% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
3,000,000 3,011,652
a
90,192,945
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(a)
399,224 398,373
Series 2023-X1 Class A –7.11% 11/15/28
(a)
294,141 295,346
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(a)
245,900 239,039
Series 2022-B Class B –4.84% 6/18/35
(a)
1,100,360 1,097,218
Series 2022-C Class A –5.28% 10/17/35
(a)
233,689 233,651
Series 2023-A Class A –5.55% 4/17/36
(a)
2,183,772 2,192,876
Series 2023-B Class A –6.92% 12/17/36
(a)
1,259,043 1,313,323
Series 2024-1A Class A –5.81% 4/17/35
(a)
1,587,781 1,624,990
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(a)
1,029,136 968,406
Series 2023-1A Class A –5.67% 12/15/43
(a)
1,353,171 1,383,638
Series 2023-2A Class A –6.53% 6/15/49
(a)
3,159,879 3,257,064
Series 2024-1A Class A –5.5% 12/15/49
(a)
2,881,570 2,946,507
Series 24-2A Class A –4.6% 3/15/50
(a)
1,750,000 1,754,790
GreenSky Home Improvement Trust (GSKY)
Series 24-1 Class A2 –5.88% 6/25/59
(a)
5,000,000 5,058,221
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(a)
121,300 117,893
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-B Class A –4.77% 10/15/29
(a)
98,257 98,033
Series 2022-C Class A –6.56% 2/15/30
(a)
185,977 186,031
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(a)
351,497 352,494
Marlette Funding Trust (MFT)
Series 2023-3A Class A –6.49% 9/15/33
(a)
469,521 470,048
Octane Receivables Trust (OCTL)
Series 2021-2A Class A –1.21% 9/20/28
(a)
286,336 283,019
Series 2022-1A Class A2 –4.18% 3/20/28
(a)
827,232 825,160
Series 2022-2A Class A –5.11% 2/22/28
(a)
498,113 498,112
Series 2023-1A Class A –5.87% 5/21/29
(a)
503,445 506,234
Series 2023-2A Class A2 –5.88% 6/20/31
(a)
2,788,910 2,803,994
Series 2024-2A Class A2 –5.8% 7/20/32
(a)
6,410,000 6,501,222
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class A –1.22% 1/16/29
(a)
368,705 364,123
Series 2023-7 Class A –7.23% 7/15/31
(a)
230,356 230,688
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A –4.97% 1/15/30
(a)
64,490 64,458
Series 2022-3 Class A –6.06% 3/15/30
(a)
248,963 249,033
Series 2022-5 Class A –8.1% 6/17/30
(a)
636,089 643,493
Series 2023-1 Class A –7.56% 7/15/30
(a)
351,581 352,855
Series 2023-3 Class A –7.6% 12/16/30
(a)
738,350 742,831
Series 2023-5 Class A –7.18% 4/15/31
(a)
841,032 842,379
Series 2024-1 Class A –6.66% 7/15/31
(a)
408,867 416,013
Series 2024-3 Class B –6.57% 10/15/31
(a)
5,400,000 5,466,489
Series 24-8 Class B –5.46% 1/15/32
(a)
9,000,000 9,040,891
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(a)
226,293 227,230
a
a a
$ Principal
Amount $ Value a
a a a a
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(a)
1,068,910 1,076,204
Series 24-2A Class A –5.88% 7/15/31
(a)
1,779,186 1,790,771
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2020-2A Class A –1.33% 7/20/37
(a)
274,927 269,009
SoFi Consumer Loan Program Trust (SCLP)
Series 2023-1S Class A –5.81% 5/15/31
(a)
5,892 5,893
Theorem Funding Trust (THRM)
Series 2022-3A Class A –7.6% 4/15/29
(a)
864,828 873,364
Upstart Securitization Trust (UPST)
Series 2023-1 Class A –6.59% 2/20/33
(a)
135,500 135,694
Series 2023-2 Class A –6.77% 6/20/33
(a)
1,423,684 1,430,702
a
59,627,802
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B –1.38% 2/22/27
(a)
192,880 192,495
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(a)
1,002,017 1,005,356
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(a)
2,531,685 2,571,333
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(a)
1,687,962 1,709,292
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 24-2A Class A2 –5.19% 7/21/31
(a)
3,230,000 3,280,935
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(a)
3,511,263 3,546,303
Series 2024-1A Class A3 –5.49% 7/15/31
(a)
3,500,000 3,598,019
Crossroads Asset Trust (XROAD)
Series 2024-A Class A2 –5.9% 8/20/30
(a)
1,500,000 1,519,953
Dell Equipment Finance Trust (DEFT)
Series 2023-2 Class A2 –5.84% 1/22/29
(a)
749,542 751,123
Series 2023-3 Class A2 –6.1% 4/23/29
(a)
967,624 971,599
Series 2023-3 Class A3 –5.93% 4/23/29
(a)
3,500,000 3,558,890
Series 2024-1 Class A3 –5.39% 3/22/30
(a)
1,830,000 1,862,064
Dext ABS LLC (DEXT)
Series 2021-1 Class A –1.12% 2/15/28
(a)
58,862 58,760
Series 2023-2 Class A2 –6.56% 5/15/34
(a)
3,939,068 3,988,285
DLLMT LLC (DLLMT)
Series 24-1A Class A3 –4.84% 8/21/28
(a)
3,520,000 3,569,429
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(a)
1,140,000 1,150,209
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(a)
3,758,812 3,808,979
Series 2023-1A Class A3 –6.46% 9/20/32
(a)
1,400,000 1,464,645
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 24-2 Class A3 –5% 9/15/28
(a)
2,160,000 2,202,373
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(a)
870,008 870,585
Series 2024-2A Class A3 –5.36% 10/20/31
(a)
1,125,000 1,145,454
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(a)
2,060,000 2,114,860
M&T Equipment Notes (MTLFR)
Series 24-1 Class A2 –4.99% 8/18/31
(a)
2,700,000 2,717,003
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(a)
2,802,553 2,813,159
Series 2023-A Class A2 –5.79% 11/13/26
(a)
1,562,138 1,571,308
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2021-1 Class A2 –1.1% 7/15/27
(a)
210,548 209,800
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A3 –6.5% 10/21/30
(a)
2,665,037 2,704,226

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2023-1A Class A3 –6.17% 5/20/32
(a)
3,500,000 3,665,141
a
58,621,578
a
Fiber
ALLO Issuer LLC (ALLO)
Series 24-1A Class A2 –5.94% 7/20/54
(a)
3,000,000 3,053,437
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,096,098
a
Total Asset-Backed Securities (Cost $346,437,805) 350,069,571
Commercial Mortgage-Backed Securities - 6.8% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.95% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 5,025,822
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.28% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
702,307 702,526
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –7.32% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,031,687
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –6.23% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
1,568,322 1,563,565
Series 24-FL2 Class A –6.91% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,003,750
FS Rialto Issuer LLC (FSRIA)
Series 2022-FL5 Class A –7.27% 6/19/37 Floating Rate
(TSFR1M + 230)
(a)
3,867,501 3,883,203
Series 2022-FL7 Class A –7.99% 10/19/39 Floating Rate
(TSFR1M + 290)
(a)
1,500,000 1,507,965
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.38% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
1,888,739 1,870,129
HERA Commercial Mortgage Ltd. (HERA )
Series 2021-FL1 Class A –6.18% 2/18/38 Floating Rate
(TSFR1M + 116)
(a) (b)
2,164,985 2,152,431
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.26% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
706,033 704,268
Series 2021-FL1 Class AS –6.61% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
4,000,000 3,963,797
Series 2021-FL2 Class A4 –6.21% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (b)
1,335,521 1,328,427
HIG RCP Trust (HIG)
Series 2023-FL1 Class A –7.37% 9/19/38 Floating Rate
(TSFR1M + 227)
(a)
3,919,531 3,936,681
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(a)
4,300,000 537,933
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A –7.34% 10/15/39 Floating
Rate (TSFR1M + 225)
(a)
1,000,000 1,000,625
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –6.27% 2/15/39 Floating
Rate (TSFR1M + 118)
(a) (b)
4,490,896 4,441,774
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –6.51% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (b)
3,024,007 3,017,393
a
a a
$ Principal
Amount $ Value a
a a a a
PFP Ltd. (PFP)
Series 24-11 Class A –6.92% 9/17/39 Floating Rate
(TSFR1M + 183)
(a)
3,800,000 3,805,472
Series 24-11 Class AS –7.27% 9/17/39 Floating Rate
(TSFR1M + 219)
(a)
5,000,000 4,993,604
STWD Ltd. (STWD)
Series 2022-FL3 Class A –6.69% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
6,424,367 6,373,350
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.23% 6/16/36 Floating Rate
(TSFR1M + 121)
(a)
244,421 244,144
Series 22-FL5 Class AS –7.74% 2/18/39 Floating Rate
(SOFR30A + 240)
(a)
3,500,000 3,476,510
a
Total Commercial Mortgage-Backed Securities (Cost $68,212,424) 64,565,056
Mortgage-Backed Securities - 19.3% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 15,632 15,579
Series 4107 Class LW –1.75% 8/15/27 3,901,436 3,773,973
Series 4281 Class AG –2.5% 12/15/28 1,929 1,915
Series 3003 Class LD –5% 12/15/34 316,719 325,633
Series 2952 Class PA –5% 2/15/35 91,471 90,854
Series 3620 Class PA –4.5% 12/15/39 213,268 213,867
Series 3842 Class PH –4% 4/15/41 322,966 321,041
Series 5413 Class JA –5.5% 1/25/50 5,194,471 5,285,142
Series 5407 Class AB –5.5% 11/25/50 4,593,077 4,665,766
a
Pass-Through Securities
Pool# J13949 – 3.5% 12/1/25 134,672 133,003
Pool# E02804 – 3% 12/1/25 123,024 121,732
Pool# J14649 – 3.5% 4/1/26 134,419 132,820
Pool# E02948 – 3.5% 7/1/26 463,525 457,513
Pool# J16663 – 3.5% 9/1/26 526,236 520,750
Pool# E03033 – 3% 2/1/27 331,141 326,626
Pool# ZS8692 – 2.5% 4/1/33 514,345 491,625
Pool# G01818 – 5% 5/1/35 388,552 398,942
Pool# SB8257 – 5.5% 9/1/38 5,805,948 5,929,474
Pool# SB8278 – 5.5% 1/1/39 4,226,560 4,316,511
Pool# SB8287 – 5% 3/1/39 6,957,909 7,045,097
Pool# SB8293 – 5% 4/1/39 6,184,764 6,262,271
Series 5440 Class NG –5.5% 9/25/49 4,590,038 4,620,473
Series 5407 Class DA –5.5% 11/25/49 4,730,066 4,805,728
Series 5450 4.5% 6/25/51 8,919,461 8,856,746
59,113,081
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-20 Class HD –5.5% 3/25/46 4,635,816 4,712,120
Series 2024-20 Class CA –5.5% 1/25/47 3,227,109 3,269,249
Series 2024-9 Class CE –5% 10/25/48 3,587,059 3,611,012
Series 2024-20 Class EA –5.5% 8/25/49 4,377,635 4,446,373
a
Pass-Through Securities
Pool# AE0031 – 5% 6/1/25 17 17
Pool# AD7073 – 4% 6/1/25 15,553 15,458
Pool# AL0471 – 5.5% 7/1/25 2,042 2,084
Pool# 310139 – 3.5% 11/1/25 186,022 184,427
Pool# AB1769 – 3% 11/1/25 78,716 77,410

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a a a a
Pool# AH3429 – 3.5% 1/1/26 424,236 420,464
Pool# AB2251 – 3% 2/1/26 121,497 120,084
Pool# AB3902 – 3% 11/1/26 142,721 140,679
Pool# AB4482 – 3% 2/1/27 815,895 803,542
Pool# AL1366 – 2.5% 2/1/27 304,350 298,229
Pool# AB6291 – 3% 9/1/27 189,992 186,809
Pool# MA3189 – 2.5% 11/1/27 311,673 304,128
Pool# MA3791 – 2.5% 9/1/29 863,140 836,291
Pool# BM5708 – 3% 12/1/29 546,259 536,599
Pool# MA0587 – 4% 12/1/30 906,714 903,348
Pool# BA4767 – 2.5% 1/1/31 479,589 461,437
Pool# AS7701 – 2.5% 8/1/31 1,583,298 1,522,118
Pool# 555531 – 5.5% 6/1/33 781,333 803,851
Pool# MA3540 – 3.5% 12/1/33 558,774 551,108
Pool# 725232 – 5% 3/1/34 72,339 74,208
Pool# 995112 – 5.5% 7/1/36 368,482 381,028
Pool# MA5311 – 5% 3/1/39 5,560,705 5,630,388
30,292,461
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 615,413 607,299
a
Non-Government Agency
Collateralized Mortgage Obligations
AD Mortgage Trust (ADMT)
Series 2024-NQM3 Class A1 –6.45% 7/25/69
(a) (c)
3,881,242 3,953,412
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 –2.72% 11/25/59
(a) (c)
318,543 314,603
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(a) (c)
4,481,617 4,542,269
Series 2024-2 Class A4A –6% 2/25/55
(a) (c)
4,785,018 4,855,058
Series 2024-4 Class A4 –6% 3/25/55
(a) (c)
3,765,402 3,818,163
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(a) (c)
282,751 276,125
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(a) (c)
332,093 311,775
Series 2021-7 Class B –2.5% 8/25/51
(a) (c)
4,660,577 4,177,928
Series 2021-10IN Class A6 –2.5% 10/25/51
(a) (c)
4,244,405 3,805,751
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(a) (c)
2,934,514 2,626,753
Series 2022-PJ1 Class AB –2.5% 5/28/52
(a) (c)
3,607,870 3,211,154
Series 2022-PJ2 Class A24 –3% 6/25/52
(a) (c)
2,295,133 2,100,594
Series 2024-PJ5 Class A15 –6% 9/25/54
(a) (c)
4,650,935 4,716,030
Series 24-PJ8 Class A8 –5.5% 2/25/55
(a) (c)
8,000,000 7,989,366
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(a) (c)
293,985 276,969
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(a) (c)
255,863 251,766
Series 2014-5 Class B –2.71% 10/25/29
(a) (c)
844,115 821,228
Series 2016-3 Class A –2.96% 10/25/46
(a) (c)
821,496 779,840
Series 2017-3 Class A –2.5% 8/25/47
(a) (c)
1,901,992 1,699,243
Series 2018-6 Class 2A2 –3% 12/25/48
(a) (c)
222,816 212,893
Series 2020-7 Class A –3% 1/25/51
(a) (c)
34,734 34,366
Series 2020-8 Class A –3% 3/25/51
(a) (c)
129,650 126,575
Series 2021-4 Class A4 –2.5% 8/25/51
(a) (c)
1,875,601 1,696,836
Series 2021-6 Class B –2.5% 10/25/51
(a) (c)
4,225,251 3,792,619
Series 2021-8 Class B –2.5% 12/25/51
(a) (c)
1,384,540 1,244,458
Series 2022-2 Class A4A –2.5% 8/25/52
(a) (c)
1,715,775 1,533,211
Series 2023-6 Class A4A –5.5% 12/26/53
(a) (c)
2,510,452 2,525,726
Series 2024-2 Class A6A –6% 8/25/54
(a) (c)
4,529,245 4,562,829
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2024-4 Class A4A –6% 10/25/54
(a) (c)
3,496,630 3,546,107
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(a) (c)
69,761 69,375
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(a) (c)
3,882,982 3,463,310
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(a) (c)
4,846,134 4,361,549
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(a) (c)
70,018 69,401
Series 2020-3 Class A –3% 4/25/50
(a) (c)
199,242 194,873
Series 2023-3 Class A4 –6% 9/25/53
(a) (c)
2,915,109 2,955,653
Series 2024-3 Class A4 –6% 4/25/54
(a) (c)
4,318,717 4,380,649
Series 2024-4 Class A4 –6% 5/25/54
(a) (c)
3,513,079 3,564,222
Series 2024-5 Class A5 –6% 6/25/54
(a) (c)
3,102,071 3,144,776
92,007,455
a
Total Mortgage-Backed Securities (Cost $184,573,230) 182,020,296
U.S. Treasuries - 22.9% a
a a a a
U.S. Treasury Notes
2.13% 11/30/24 2,500,000 2,489,213
2.75% 2/28/25 2,000,000 1,986,687
0.25% 8/31/25 20,000,000 19,324,231
3.5% 9/15/25 7,000,000 6,968,765
4.25% 10/15/25 12,000,000 12,036,368
4% 2/15/26 12,000,000 12,034,219
4.63% 3/15/26 10,000,000 10,121,289
4.88% 4/30/26 20,000,000 20,344,531
4.5% 7/15/26 22,000,000 22,307,227
1.88% 7/31/26 15,000,000 14,525,391
4.63% 9/15/26 12,000,000 12,217,031
1.63% 10/31/26 17,000,000 16,320,000
2.25% 2/15/27 2,000,000 1,938,594
1.13% 2/28/27 10,000,000 9,433,203
4.13% 9/30/27 10,000,000 10,162,110
1.13% 2/29/28 16,000,000 14,752,500
1.25% 3/31/28 7,000,000 6,469,941
4.38% 8/31/28 2,000,000 2,058,047
4.63% 9/30/28 4,000,000 4,155,859
4.63% 9/30/30 15,000,000 15,800,391
a
Total U.S. Treasuries (Cost $217,140,956) 215,445,597
Cash Equivalents - 4.1% a
a a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.77% (Cost
$38,322,041)
(d)
38,322,041 38,322,041
a
Total Investments in Securities - 98.3%
(Cost $929,192,381) 925,883,495
Other Assets Less Other Liabilities -  1.7% 16,109,829
Net Assets - 100% 941,993,324

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2024
Net Asset Value Per Share - Investor Class 12.02
Net Asset Value Per Share - Institutional Class 12.05
# This security, in part or entirely, represent a delayed-settlement security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at September 30, 2024.

Ultra Short Government Fund
Schedule of Investments (Unaudited)
September 30, 2024
The accompanying notes form an integral part of these financial statements.
Asset-Backed Securities - 0 .3 % a
a a
$ Principal
Amount $ Value a
a a a a
Automobile
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
7,543 7,546
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
71,730 70,124
Enterprise Fleet Financing LLC (EFF)
Series 2024-1 Class A1 –5.55% 2/20/25
(a)
85,680 85,713
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
66,910 67,018
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class A –6.17% 8/10/26
(a)
117,106 117,378
a
347,779
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2023-X1 Class A –7.11% 11/15/28
(a)
36,074 36,222
SoFi Consumer Loan Program Trust (SCLP)
Series 2023-1S Class A –5.81% 5/15/31
(a)
5,892 5,893
42,115
a
Total Asset-Backed Securities (Cost $390,886) 389,894
U.S. Treasuries - 65 .5 % a
a a a a
U.S. Treasury Notes
4.38% 10/31/24 11,000,000 10,994,850
4.25% 12/31/24 16,000,000 15,982,737
4.13% 1/31/25 30,000,000 29,950,431
4.63% 2/28/25 17,000,000 17,013,691
3.88% 3/31/25 20,000,000 19,952,377
a
Total U.S. Treasuries (Cost $93,670,287) 93,894,086
Cash Equivalents - 49 .6 % a
a a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.77%
(b)
36,225,223 36,225,223
U.S. Treasury Bills, 4.52% to 4.63%, 11/5/24
to 11/26/24
(c)
35,000,000 34,778,942
a
Total Cash Equivalents (Cost $71,000,506) 71,004,165
Total Investments in Securities - 115.4%
(Cost $165,061,679) 165,288,145
Other Liabilities in Excess of Other Assets -  (15.4%) (22,071,225)
Net Assets - 100% 143,216,920
Net Asset Value Per Share - Institutional Class 10.00
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Rate presented represents the 7 day average yield at September 30, 2024.
(c) Interest rates presented represent the effective yield at September 30, 2024.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)
The accompanying notes form an integral part of these financial statements.
(In U.S. dollars, except share data)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Assets:
Investments in securities at value*
#
:
Unaffiliated issuers 245,039,743 2,694,486,073 960,948,273 594,466,282 23,007,592 441,332,365 925,883,495 165,288,145
Non-controlled affiliates — — — — — 7,477,800 — —
245,039,743 2,694,486,073 960,948,273 594,466,282 23,007,592 448,810,165 925,883,495 165,288,145
Accrued interest and dividends receivable 741,012 20,178,468 195,057 71,443 247,529 180,383 4,946,994 689,412
Due from broker — — — — — 20,030,500 — —
Receivable for securities sold — — — — — 80,438 — —
Receivable for fund shares sold 139,830 4,958,665 4,949 666 — 318 24,665,526 190,966
Receivable from adviser — — — — 3,181 — — —
Prepaid expenses 23,333 190,995 39,359 30,398 1,502 21,154 49,645 25,718
Cash — — — 24,662 — — — —
Total assets 245,943,918 2,719,814,201 961,187,638 594,593,451 23,259,804 469,122,958 955,545,660 166,194,241
Liabilities:
Bank Overdraft — 3,454 — — — — — —
Distributions payable — 388,651 — — — — 50,073 25,497
Dividends payable on securities sold short — — — — — 61,093 — —
Due to adviser 119,382 723,066 703,305 419,250 — 377,091 284,177 18,373
Options written, at value† — — — — — 70,560 — —
Payable for collateral received on loaned securities — 5,168,405 — — — — — —
Payable for securities purchased 5,968,770 24,810,898 — — — 9,926,869 11,168,571 22,832,527
Payable for fund shares redeemed 222,303 3,142,731 661,503 120,015 2,487 254,278 1,949,890 68,171
Securities sold short^ — — — — — 20,081,600 — —
Other 48,798 133,851 113,780 77,301 18,596 61,509 99,625 32,753
Total liabilities 6,359,253 34,371,056 1,478,588 616,566 21,083 30,833,000 13,552,336 22,977,321
Net assets 239,584,665 2,685,443,145 959,709,050 593,976,885 23,238,721 438,289,958 941,993,324 143,216,920
Composition of net assets:
Paid-in capital 177,575,335 2,652,849,456 363,633,675 219,825,769 24,235,421 217,497,361 947,355,518 142,994,881
Total distributable earnings 62,009,330 32,593,689 596,075,375 374,151,116 (996,700) 220,792,597 (5,362,194) 222,039
Net assets 239,584,665 2,685,443,145 959,709,050 593,976,885 23,238,721 438,289,958 941,993,324 143,216,920
Net assets
(a)
:
Investor Class 51,812,675 381,972,052 566,122,212 239,647,246 23,238,721 6,186,726 30,390,728
Institutional Class 187,771,990 2,303,471,093 393,586,838 354,329,639 432,103,232 911,602,596 143,216,920
Shares outstanding
(a)(b)
:
Investor Class 2,910,784 38,635,624 9,688,822 6,872,504 2,392,195 488,185 2,528,267
Institutional Class 10,523,356 232,935,329 6,544,952 9,859,371 30,888,819 75,661,823 14,319,115
Net asset value, offering and redemption price
(a)
:
Investor Class 17.80 9.89 58.43 34.87 9.71 12.67 12.02
Institutional Class 17.84 9.89 60.14 35.94 13.99 12.05 10.00
*   Cost of investments in securities:
Unaffiliated Issuers 190,757,546 2,655,899,863 480,138,659 260,710,180 23,614,510 242,665,891 929,192,381 165,061,679
Non-controlled affiliates — — — — — 634,534 — —
190,757,546 2,655,899,863 480,138,659 260,710,180 23,614,510 243,300,425 929,192,381 165,061,679
†   Premiums from options written — — — — — 80,182 — —
^   Proceeds from short sales — — — — — 7,361,008 — —
#
Includes securities on loan as shown in the Schedule of Investments.
(a)
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.
(b)
Indefinite number of no par value shares authorized.

Statements of Operations
Period ended September 30, 2024 (Unaudited)
The accompanying notes form an integral part of these financial statements.
(In U.S. dollars)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska
Tax Free
Income
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Investment Income:
Dividends 720,179 1,750,431 2,968,895 1,630,317 22,646 1,381,804 592,557 95,626
Interest 2,662,776 61,422,615 158,014 333,173 256,905 1,011,451 22,996,258 4,366,305
Income from securities lending — 28,313 — — — 13,289 — —
Total investment income 3,382,955 63,201,359 3,126,909 1,963,490 279,551 2,406,544 23,588,815 4,461,931
Fees and expenses*:
Investment advisory services 707,339 4,290,636 3,441,005 2,108,990 45,772 2,078,906 1,788,005 257,117
Business administration services
(1)
43,326 406,045 169,243 103,658 4,204 76,621 164,278 30,740
Administrative services:
(2)
Investor Class 48,806 355,390 441,518 204,771 7,650 6,540 39,385
Institutional Class 30,538 540,192 28,865 22,706 28,303 371,215 41,343
Transfer agent services:
Investor Class 14,357 10,689 52,671 32,797 17,136 9,914 9,512
Institutional Class 10,838 10,284 15,920 15,628 16,476 13,607 20,736
Registration:
Investor Class 9,170 22,529 15,342 10,638 3,074 6,680 4,271
Institutional Class 15,752 83,654 14,612 12,620 13,319 30,820 22,271
Custody and fund accounting 47,256 132,187 80,088 59,586 36,191 51,807 87,344 37,528
Auditing and legal 19,444 65,260 34,921 26,466 12,212 22,665 35,831 15,740
Trustees 10,831 89,727 39,817 24,552 1,050 17,939 40,480 8,175
Dividends on securities sold short — — — — — 122,659 — —
Printing 6,419 39,031 18,662 12,264 430 8,732 19,786 3,310
Other 10,217 43,821 40,034 24,558 1,373 14,966 43,666 5,241
974,293 6,089,445 4,392,698 2,659,234 129,092 2,475,527 2,648,200 442,201
Less expenses waived/reimbursed by investment adviser (109,556) (1,034,648) — — (77,596) — (616,329) (168,311)
Net expenses 864,737 5,054,797 4,392,698 2,659,234 51,496 2,475,527 2,031,871 273,890
Net investment income (loss) 2,518,218 58,146,562 (1,265,789) (695,744) 228,055 (68,983) 21,556,944 4,188,041
Realized and unrealized gain (loss) on investments:
Net realized gain (loss):
Unaffiliated issuers 3,009,382 (1,410,122) 57,928,891 22,821,713 — 13,274,221 (339,762) (5,027)
Options written — — — — — 279,041 — —
Securities sold short — — — — — (333,809) — —
Net realized gain (loss) 3,009,382 (1,410,122) 57,928,891 22,821,713 — 13,219,453 (339,762) (5,027)
Change in net unrealized appreciation (depreciation):
Unaffiliated issuers 4,417,543 67,633,900 (10,152,184) 15,746,795 281,520 11,725,913 13,822,767 221,017
Non-controlled affiliates — — — — — 1,787,050 — —
Options written — — — — — 129,576 — —
Securities sold short — — — — — (1,293,422) — —
Change in net unrealized appreciation (depreciation) 4,417,543 67,633,900 (10,152,184) 15,746,795 281,520 12,349,117 13,822,767 221,017
Net realized and unrealized gain (loss) on investments 7,426,925 66,223,778 47,776,707 38,568,508 281,520 25,568,570 13,483,005 215,990
Net increase (decrease) in net assets resulting from operations 9,945,143 124,370,340 46,510,918 37,872,764 509,575 25,499,587 35,039,949 4,404,031
*
Additional information related to fees and expenses is included in the notes to the financial statements.
(1)
The trust has a business administration agreement with the Advisor under which the Trust compensates the Adviser for providing business administration services for all share classes of the funds.
Services encompass supervising all aspects of the management and operations of the Trust, Including monitoring Trust's relationships with third-party services providers that may be retained from time to time by the Trust.
(2)
The trust has administrative services plans under which the Trust compensates the Adviser for administrative services provided to all share classes of the Funds. Effective July 31, 2024, this plan was terminated for the Institutional share classes. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund stakeholders.
These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.

STATEMENTS OF CHANGES IN NET ASSETS
The accompanying notes form an integral part of these financial statements.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
(In U.S. dollars)
Six months
ended
Sept. 30, 2024
(Unaudited)
Year ended
March 31, 2024
Six months
ended
Sept. 30, 2024
(Unaudited)
Year ended
March 31, 2024
Six months
ended
Sept. 30, 2024
(Unaudited)
Year ended
March 31, 2024
Six months
ended
Sept. 30, 2024
(Unaudited)
Year ended
March 31, 2024
Increase (decrease) in net assets:
From operations:
Net investment income (loss) 2,518,218 4,143,293 58,146,562 57,012,684 (1,265,789) (1,941,639) (695,744) (1,732,938)
Net realized gain (loss) 3,009,382 4,766,350 (1,410,122) (378,815) 57,928,891 83,608,655 22,821,713 37,100,040
Change in net unrealized appreciation
(depreciation) 4,417,543 17,077,473 67,633,900 (265,622) (10,152,184) 153,878,485 15,746,795 89,151,362
Net increase (decrease) in net assets
resulting from operations 9,945,143 25,987,116 124,370,340 56,368,247 46,510,918 235,545,501 37,872,764 124,518,464
Distributions to shareholders
(a)
:
Investor Class (461,755) (1,053,227) (8,227,143) (9,719,018) — (27,767,688) — (4,131,787)
Institutional Class (1,649,898) (3,775,302) (49,517,332) (47,419,319) — (17,636,165) — (5,373,514)
Total distributions (2,111,653) (4,828,529) (57,744,475) (57,138,337) — (45,403,853) — (9,505,301)
Fund share transactions
(a)
:
Investor Class (2,778,133) (5,215,655) 101,809,690 147,789,199 (24,157,024) (54,538,381) (13,566,368) (39,216,714)
Institutional Class (715,554) 13,812,832 806,414,909 964,997,725 (2,054,537) 30,146,294 (5,012,170) (22,965,104)
Net increase (decrease) from fund share
transactions (3,493,687) 8,597,177 908,224,599 1,112,786,924 (26,211,561) (24,392,087) (18,578,538) (62,181,818)
Total increase (decrease) in net assets 4,339,803 29,755,764 974,850,464 1,112,016,834 20,299,357 165,749,561 19,294,226 52,831,345
Net assets:
Beginning of period 235,244,862 205,489,098 1,710,592,681 598,575,847 939,409,693 773,660,132 574,682,659 521,851,314
End of period 239,584,665 235,244,862 2,685,443,145 1,710,592,681 959,709,050 939,409,693 593,976,885 574,682,659
(a)
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.

The accompanying notes form an integral part of these financial statements.
Nebraska Tax Free Income Partners III Opportunity Short Duration Income Ultra Short Government
Six months
ended
Sept. 30, 2024
(Unaudited)
Year ended
March 31, 2024
Six months
ended
Sept. 30, 2024
(Unaudited)
Year ended
March 31, 2024
Six months
ended
Sept. 30, 2024
(Unaudited)
Year ended
March 31, 2024
Six months
ended
Sept. 30, 2024
(Unaudited)
Year ended
March 31, 2024
228,055 520,030 (68,983) 513,627 21,556,944 35,292,497 4,188,041 6,950,345
— (295,684) 13,219,453 33,002,185 (339,762) (1,334,633) (5,027) (2,173)
281,520 (15,935) 12,349,117 52,970,650 13,822,767 9,625,978 221,017 52,429
509,575 208,411 25,499,587 86,486,462 35,039,949 43,583,842 4,404,031 7,000,601
(226,037) (524,705) — (396,963) (683,038) (1,400,471)
— (26,395,168) (20,631,620) (33,951,721) (4,187,418) (6,922,114)
(226,037) (524,705) — (26,792,131) (21,314,658) (35,352,192) (4,187,418) (6,922,114)
(78,917) (5,548,252) 140,482 (1,828,965) 840,707 (12,243,151)
(11,147,048) (46,846,220) 70,399,862 90,054,810 (39,946,464) 96,203,287
(78,917) (5,548,252) (11,006,566) (48,675,185) 71,240,569 77,811,659 (39,946,464) 96,203,287
204,621 (5,864,546) 14,493,021 11,019,146 84,965,860 86,043,309 (39,729,851) 96,281,774
23,034,100 28,898,646 423,796,937 412,777,791 857,027,464 770,984,155 182,946,771 86,664,997
23,238,721 23,034,100 438,289,958 423,796,937 941,993,324 857,027,464 143,216,920 182,946,771

FINANCIAL HIGHLIGHTS
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Conservative Allocation - Investor Class
Six months ended 9/30/2024 (Unaudited) 17.23 0.17
(d)
0.55 0.72 (0.15) — (0.15)
2024 15.69 0.29
(d)
1.59 1.88 (0.27) (0.07) (0.34)
2023 16.68 0.17
(d)
(0.86) (0.69) (0.15) (0.15) (0.30)
2022 16.30 0.05
(d)
0.78 0.83 (0.04) (0.41) (0.45)
2021 13.54 0.07
(d)
2.86 2.93 (0.08) (0.09) (0.17)
2020 13.76 0.13
(d)
(0.07) 0.06 (0.15) (0.13) (0.28)
Conservative Allocation - Institutional Class
Six months ended 9/30/2024 (Unaudited) 17.27 0.19
(d)
0.54 0.73 (0.16) — (0.16)
2024 15.71 0.31
(d)
1.60 1.91 (0.28) (0.07) (0.35)
2023 16.70 0.20
(d)
(0.88) (0.68) (0.16) (0.15) (0.31)
2022 16.31 0.08
(d)
0.77 0.85 (0.05) (0.41) (0.46)
2021 13.55 0.09
(d)
2.87 2.96 (0.11) (0.09) (0.20)
2020
(e)
13.75 0.16
(d)
(0.08) 0.08 (0.15) (0.13) (0.28)
Core Plus Income - Investor Class
Six months ended 9/30/2024 (Unaudited) 9.63 0.26
(d)
0.26 0.52 (0.26) — (0.26)
2024 9.76 0.49
(d)
(0.13) 0.36 (0.49) — (0.49)
2023 10.45 0.37
(d)
(0.70) (0.33) (0.35) (0.01) (0.36)
2022 10.86 0.23
(d)
(0.40) (0.17) (0.21) (0.03) (0.24)
2021 10.14 0.37
(d)
0.91 1.28 (0.37) (0.19) (0.56)
2020 10.31 0.30
(d)
(0.16) 0.14 (0.29) (0.02) (0.31)
Core Plus Income - Institutional Class
Six months ended 9/30/2024 (Unaudited) 9.63 0.26
(d)
0.26 0.52 (0.26) — (0.26)
2024 9.76 0.51
(d)
(0.14) 0.37 (0.50) — (0.50)
2023 10.45 0.37
(d)
(0.69) (0.32) (0.36) (0.01) (0.37)
2022 10.87 0.24
(d)
(0.41) (0.17) (0.22) (0.03) (0.25)
2021 10.15 0.38
(d)
0.91 1.29 (0.38) (0.19) (0.57)
2020 10.32 0.32
(d)
(0.16) 0.16 (0.31) (0.02) (0.33)
Large Cap Equity - Investor Class
Six months ended 9/30/2024 (Unaudited) 55.57 (0.09)
(d)
2.95 2.86 — — —
2024 44.48 (0.14)
(d)
14.00 13.86 — (2.77) (2.77)
2023 56.83 (0.18)
(d)
(6.23) (6.41) — (5.94) (5.94)
2022 54.30 (0.32)
(d)
5.18 4.86 — (2.33) (2.33)
2021 37.98 (0.21)
(d)
21.14 20.93 — (4.61) (4.61)
2020 42.31 (0.15)
(d)
(1.98) (2.13) — (2.20) (2.20)
Large Cap Equity - Institutional Class
Six months ended 9/30/2024 (Unaudited) 57.14 (0.05)
(d)
3.05 3.00 — — —
2024 45.61 (0.07)
(d)
14.37 14.30 — (2.77) (2.77)
2023 58.02 (0.11)
(d)
(6.36) (6.47) — (5.94) (5.94)
2022 55.31 (0.23)
(d)
5.27 5.04 — (2.33) (2.33)
2021 38.55 (0.11)
(d)
21.48 21.37 — (4.61) (4.61)
2020 42.82 (0.05)
(d)
(2.02) (2.07) — (2.20) (2.20)
Multi Cap Equity - Investor Class
Six months ended 9/30/2024 (Unaudited) 32.66 (0.06)
(d)
2.27 2.21 — — —
2024 26.44 (0.12)
(d)
6.88 6.76 — (0.54) (0.54)
2023 32.18 (0.16)
(d)
(3.68) (3.84) — (1.90) (1.90)
2022 33.01 (0.27)
(d)
1.81 1.54 — (2.37) (2.37)
2021 23.32 (0.28)
(d)
13.30 13.02 — (3.33) (3.33)
2020 29.45 (0.09)
(d)
(3.80) (3.89) — (2.24) (2.24)
Multi Cap Equity - Institutional Class
Six months ended 9/30/2024 (Unaudited) 33.63 (0.03)
(d)
2.34 2.31 — — —
2024 27.16 (0.07)
(d)
7.08 7.01 — (0.54) (0.54)
2023 32.94 (0.11)
(d)
(3.77) (3.88) — (1.90) (1.90)
2022 33.67 (0.21)
(d)
1.85 1.64 — (2.37) (2.37)
2021 23.70 (0.23)
(d)
13.53 13.30 — (3.33) (3.33)
2020 29.82 (0.01)
(d)
(3.87) (3.88) — (2.24) (2.24)
(a)
Not annualized for periods less than one year.
(b)
Annualized for periods less than one year.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(d)
(e)

The accompanying notes form an integral part of these financial statements.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
(a)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
(b)
Net of fee
waivers (%)
(b)
Ratio of net
investment income
(loss) to average
net assets (%)
(b)
Portfolio
turnover
rate (%)
(a)(c)
17.80 4.23 51,813 0.99 0.85 2.02 12
17.23 12.09 52,884 1.00 0.85 1.76 27
15.69 (4.12) 53,269 0.99 0.85 1.12 20
16.68 4.98 64,732 1.01 0.85 0.31 26
16.30 21.74 64,736 1.14 0.85 0.44 29
13.54 0.35 47,591 1.20 0.85 0.94 32
17.84 4.25 187,772 0.78 0.70 2.17 12
17.27 12.32 182,360 0.79 0.70 1.91 27
15.71 (4.01) 152,221 0.79 0.70 1.29 20
16.70 5.15 145,835 0.82 0.70 0.46 26
16.31 21.93 141,277 0.89 0.70 0.58 29
13.55 0.45 84,682 1.00 0.70 1.09 32
9.89 5.45 381,972 0.72 0.59 5.29 5
9.63 3.88 271,029 0.77 0.54 5.16 12
9.76 (3.06) 124,729 0.82 0.50 3.72 24
10.45 (1.67) 54,279 0.89 0.50 2.07 46
10.86 12.79 53,944 1.09 0.50 3.42 38
10.14 1.38 25,921 1.18 0.57 2.85 51
9.89 5.51 2,303,471 0.54 0.45 5.43 5
9.63 3.97 1,439,564 0.57 0.44 5.28 12
9.76 (2.98) 473,847 0.59 0.40 3.76 24
10.45 (1.67) 293,326 0.62 0.40 2.16 46
10.87 12.88 110,303 0.80 0.40 3.54 38
10.15 1.56 78,128 0.80 0.40 3.02 51
58.43 5.15 566,122 1.02 1.02 (0.34) 15
55.57 31.74 562,750 1.01 1.01 (0.28) 20
44.48 (11.01) 499,565 1.04 1.04 (0.37) 9
56.83 8.63 633,358 1.04 1.04 (0.53) 15
54.30 56.97 616,462 1.11 1.09 (0.43) 14
37.98 (5.77) 448,259 1.24 1.20 (0.33) 16
60.14 5.23 393,587 0.87 0.87 (0.18) 15
57.14 31.94 376,660 0.87 0.87 (0.14) 20
45.61 (10.88) 274,095 0.89 0.89 (0.23) 9
58.02 8.80 315,413 0.90 0.89 (0.37) 15
55.31 57.28 311,177 0.97 0.89 (0.23) 14
38.55 (5.55) 210,729 1.09 0.97 (0.10) 16
34.87 6.73 239,647 1.06 1.06 (0.36) 6
32.66 25.84 238,197 1.05 1.05 (0.43) 10
26.44 (11.97) 228,650 1.07 1.07 (0.56) 6
32.18 4.13 214,991 1.09 1.09 (0.78) 8
33.01 58.17 231,482 1.18 1.09 (0.97) 7
23.32 (14.82) 183,718 1.29 1.24 (0.31) 26
35.94 6.87 354,330 0.87 0.87 (0.17) 6
33.63 26.04 336,486 0.87 0.87 (0.24) 10
27.16 (11.81) 293,201 0.89 0.89 (0.38) 6
32.94 4.35 279,181 0.91 0.89 (0.59) 8
33.67 58.43 277,133 0.99 0.89 (0.77) 7
23.70 (14.59) 216,400 1.08 0.97 (0.04) 26
Per share net investment income (loss) has been calculated using the average daily shares method.
Initial offering of shares on March 29, 2019.

FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Nebraska Tax Free Income
Six months ended 9/30/2024 (Unaudited) 9.59 0.10
(d)
0.12 0.22 (0.10) — (0.10)
2024 9.65 0.19
(d)
(0.05) 0.14 (0.20) — (0.20)
2023 9.73 0.17
(d)
(0.09) 0.08 (0.16) — (0.16)
2022 10.18 0.14
(d)
(0.45) (0.31) (0.14) — (0.14)
2021 10.07 0.16 0.11 0.27 (0.16) — (0.16)
2020 9.95 0.13 0.12 0.25 (0.13) — (0.13)
Partners III Opportunity - Investor Class
Six months ended 9/30/2024 (Unaudited) 11.98 (0.05)
(d)
0.74 0.69 — — —
2024 10.55 (0.06)
(d)
2.32 2.26 — (0.83) (0.83)
2023 13.74 (0.11)
(d)
(2.14) (2.25) — (0.94) (0.94)
2022 15.67 (0.20)
(d)
0.11 (0.09) — (1.84) (1.84)
2021 12.84 (0.16)
(d)
4.92 4.76 — (1.93) (1.93)
2020 14.67 (0.20)
(d)
(0.59) (0.79) — (1.04) (1.04)
Partners III Opportunity - Institutional Class
Six months ended 9/30/2024 (Unaudited) 13.18 —
# (d)
0.81 0.81 — — —
2024 11.46 0.02
(d)
2.54 2.56 (0.01) (0.83) (0.84)
2023 14.74 (0.04)
(d)
(2.30) (2.34) — (0.94) (0.94)
2022 16.60 (0.13)
(d)
0.11 (0.02) — (1.84) (1.84)
2021 13.43 (0.07)
(d)
5.17 5.10 — (1.93) (1.93)
2020 15.21 (0.11)
(d)
(0.63) (0.74) — (1.04) (1.04)
Short Duration Income - Investor Class
Six months ended 9/30/2024 (Unaudited) 11.84 0.28
(d)
0.18 0.46 (0.28) — (0.28)
2024 11.73 0.50
(d)
0.12 0.62 (0.51) — (0.51)
2023 11.98 0.32
(d)
(0.22) 0.10 (0.34) (0.01) (0.35)
2022 12.37 0.19
(d)
(0.37) (0.18) (0.19) (0.02) (0.21)
2021 11.93 0.27
(d)
0.48 0.75 (0.29) (0.02) (0.31)
2020 12.17 0.27
(d)
(0.23) 0.04 (0.28) — (0.28)
Short Duration Income - Institutional Class
Six months ended 9/30/2024 (Unaudited) 11.87 0.29
(d)
0.18 0.47 (0.29) — (0.29)
2024 11.76 0.52
(d)
0.11 0.63 (0.52) — (0.52)
2023 12.00 0.33
(d)
(0.22) 0.11 (0.34) (0.01) (0.35)
2022 12.39 0.20
(d)
(0.37) (0.17) (0.20) (0.02) (0.22)
2021 11.95 0.28
(d)
0.47 0.75 (0.29) (0.02) (0.31)
2020 12.19 0.29
(d)
(0.23) 0.06 (0.30) — (0.30)
Ultra Short Government
Six months ended 9/30/2024 (Unaudited) 9.99 0.25
(d)
—
#
0.25 (0.24) — (0.24)
2024 9.99 0.49
(d)
(0.01) 0.48 (0.48) — (0.48)
2023 9.99 0.25
(d)
(0.01) 0.24 (0.24) — (0.24)
2022 10.00 0.01
(d)
(0.01) —
#
(0.01) — (0.01)
2021 10.03 0.06 (0.03) 0.03 (0.06) — (0.06)
2020 10.01 0.21 0.03 0.24 (0.21) (0.01) (0.22)
#
Amount less than $0.01.
(a)
Not annualized for periods less than one year.
(b)
Annualized for periods less than one year.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(d)
Per share net investment income (loss) has been calculated using the average daily shares method.

The accompanying notes form an integral part of these financial statements.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
(a)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
(b)
Net of fee
waivers (%)
(b)
Ratio of net
investment income
(loss) to average
net assets (%)
(b)
Portfolio
turnover
rate (%)
(a)(c)
9.71 2.26 23,239 1.13 0.45 1.99 –
9.59 1.44 23,034 1.05 0.45 2.00 5
9.65 0.91 28,899 0.95 0.45 1.73 5
9.73 (3.08) 32,880 1.02 0.45 1.42 9
10.18 2.67 35,638 1.09 0.45 1.54 13
10.07 2.55 31,465 1.10 0.94 1.29 7
12.67 5.76 6,187 1.96 1.96 (0.80) 14
11.98 22.29 5,710 1.90 1.90 (0.57) 19
10.55 (16.31) 6,732 1.75 1.75 (0.92) 33
13.74 (1.02) 14,147 1.86 1.86 (1.25) 26
15.67 39.25 22,791 2.09 2.09 (1.08) 23
12.84 (6.40) 19,287 2.04 2.04 (1.29) 32
13.99 6.15 432,103 1.18 1.18 (0.02) 14
13.18 23.19 418,087 1.19 1.19 0.13 19
11.46 (15.80) 406,046 1.19 1.19 (0.30) 33
14.74 (0.53) 559,234 1.43 1.43 (0.81) 26
16.60 40.11 592,471 1.46 1.46 (0.46) 23
13.43 (5.83) 541,433 1.44 1.44 (0.69) 32
12.02 3.90 30,391 0.85 0.58 4.69 22
11.84 5.40 29,104 0.93 0.55 4.25 37
11.73 0.83 41,089 0.86 0.55 2.69 43
11.98 (1.46) 60,017 0.90 0.55 1.55 51
12.37 6.29 36,857 1.02 0.55 2.23 45
11.93 0.26 60,845 0.95 0.65 2.20 51
12.05 3.97 911,603 0.58 0.45 4.83 22
11.87 5.46 827,923 0.60 0.46 4.39 37
11.76 0.98 729,895 0.60 0.48 2.82 43
12.00 (1.41) 722,024 0.62 0.48 1.65 51
12.39 6.32 658,216 0.65 0.48 2.27 45
11.95 0.44 675,245 0.64 0.48 2.37 51
10.00 2.58 143,217 0.52 0.32 4.89 2
9.99 4.94 182,947 0.53 0.29 4.87 55
9.99 2.41 86,665 0.63 0.18 2.47 206
9.99 0.01 62,574 0.68 0.09 0.08 84
10.00 0.29 79,937 0.69 0.17 0.53 138
10.03 2.44 72,102 0.71 0.20 2.18 46

NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)
(1) Organization
The Weitz Funds (the “Trust”) is registered under the
Investment Company Act of 1940 (the “’40 Act”) as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At September 30, 2024, the Trust had eight series in operation: Conservative Allocation Fund, Core
Plus Income Fund, Large Cap Equity Fund, Multi Cap Equity Fund,
Nebraska Tax Free Income Fund, Partners III Opportunity Fund,
Short Duration Income Fund, and Ultra Short Government Fund
(individually, a “Fund”, collectively, the “Funds”).
On March 29, 2019, the Conservative Allocation Fund divided
their outstanding shares whereby the shares held in accounts with balances exceeding $1.0 million were designated Institutional
Class shares. All remaining shares, that were not designated as new Institutional Class shares, were renamed Investor Class shares.
Currently, the Conservative Allocation, Core Plus Income,
Large Cap Equity, Multi Cap Equity, Partners III Opportunity and
Short Duration Income Funds each offer two classes of shares:
Institutional Class and Investor Class shares. Each class of shares has identical rights and privileges, except with respect to certain class specific expenses such as business administration and
administrative servicing fees, voting rights on matters affecting a single class of shares and exchange privileges. All other Funds offer one class of shares.
The investment objective of the Large Cap Equity, Multi Cap
Equity and Partners III Opportunity Funds (the “Weitz Equity
Funds”) is capital appreciation.
The investment objectives of the Conservative Allocation Fund are long-term capital appreciation, capital preservation and current income.
The investment objectives of the Core Plus Income Fund are
current income and capital preservation.
The investment objective of the Nebraska Tax Free Income Fund is current income that is exempt from both federal and Nebraska personal income taxes, consistent with the preservation of capital.
The investment objective of the Short Duration Income Fund is current income consistent with the preservation of capital.
The investment objective of the Ultra Short Government Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Investment strategies and risk factors of each Fund are discussed in the Funds’ Prospectus.
(2) Signiﬁcant Accounting Policies
The Funds are investment companies and apply the accounting
and reporting guidance of the Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification Topic 946
Financial Services – Investment Companies. The following
accounting policies are in accordance with accounting principles generally accepted in the United States.
(a) Valuation of Investments
Investments are carried at fair value determined using the
following valuation methods:
Securities traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices;
securities listed on the NASDAQ exchange are valued using
the NASDAQ Official Closing Price (“NOCP”). Generally, the
NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid
or ask price.
Short sales traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.
Securities not listed on an exchange are valued at the mean
between the latest available and representative bid and ask
prices, if available.
The value of certain debt securities for which market
quotations are not readily available may be based upon
current market prices of securities that are comparable in
coupon, rating and maturity or an appropriate matrix utilizing similar factors.
The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and
ask prices.
Money market funds are valued at the quoted net asset value.
The value of securities for which market quotations are
not readily available or are deemed unreliable, including
restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by
the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount
from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the
security and a combination of these and other factors.
The Board of Trustees has adopted a Valuation Policy with regard to the Trust's valuation of portfolio investments. The Valuation
Policy notes that the Board of Trustees has (i) designated
Weitz Investment Management, Inc. (the "Adviser") as the
valuation designee to perform fair valuation determinations
for the Funds for all Fund investments and (ii) established a
Valuation Committee (composed of Independent Trustees) to
oversee the Adviser's activities as valuation designee. The
Adviser has contracted with Citi Fund Services Ohio, Inc. to perform portfolio accounting services for the Funds, which
services include valuation services for portfolio securities. The
Adviser has established a Pricing Committee (composed of
certain employees) to assist the Adviser, as valuation designee, with pricing and valuation matters. The Adviser has adopted
Procedures for Valuation of Portfolio Securities to govern the
Adviser and the Pricing Committee in carrying out their valuation responsibilities for the Funds.
(b) Option Transactions
The Funds, except for the Ultra Short Government Fund, may
purchase put or call options. When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset
and is subsequently marked-to-market daily. Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses. If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may
write put or call options. When a Fund writes an option, an
amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily. Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains. If an option is exercised, the premium received is subtracted from the cost of the purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options. The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.
A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
(c) Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may
engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund realizes a gain if the price of the security declines between those dates.
(d) When-Issued and Delayed Delivery Transactions
The Funds may purchase securities on a when-issued basis.
Securities may be purchased on a when-issued or delayed
delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Funds assume the risk that the value of the security at delivery may be more or less than the purchase price. The Funds will not pay for such securities or start earning interest on them until they are received.
Securities purchased on a when-issued basis are recorded as
an asset and are subject to changes in the value based upon
changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss. All or a portion of any when-
issued securities may be unfunded. The Funds reflect both the funded portion of a when-issued security, as well as its unfunded commitment in the Schedule of Investments. The Funds are
obligated to cover all commitments, therefore, the Funds must have resources sufficient to meet their contractual obligations.
Unfunded commitments, if applicable, are included in “Payable for securities purchased” on the Statements of Assets and Liabilities.
(e) Securities Lending
For the purpose of generating income, the Funds, other than Ultra
Short Government Fund, may lend portfolio securities, provided
(1) the loan is secured continuously by collateral consisting of cash and/or U.S. Government securities maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.
Cash collateral received in connection with securities lending is invested by Citibank, NA (the “Securities Lending Agent”) on behalf of the Funds in demand deposit accounts and money
market funds. Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the
Securities Lending Agent a portion of the investment income (net of rebates) on cash collateral delivered. Such fees are netted against “Income from securities lending” on the Statements of
Operations. The Core Plus Income Fund had securities on loan of $5,064,734, accounted for as secured borrowings with cash collateral of overnight and continuous maturities in the amounts of $5,168,405, as of September 30, 2024.
(f) Federal Income Taxes
It is the policy of each Fund to comply with all sections of the
Internal Revenue Code applicable to regulated investment
companies and to distribute all of its taxable income to
shareholders; therefore, no provision for income or excise taxes is required.
Net investment income and net realized gains may differ
for financial statement and tax purposes. The character of
distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of
dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.
The Funds have reviewed their tax positions taken on federal income tax returns, for each of the three open tax years and as of
September 30, 2024, and have determined that no provisions for income taxes are required in the Funds’ financial statements.
(g) Securities Transactions
Securities transactions are accounted for on the date the
securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the security sold.
Income dividends less foreign tax withholding (if any), dividends on short positions and distributions to shareholders are recorded on the ex-dividend date. Interest, including amortization of discount or premium, is accrued as earned.
(h) Dividend Policy
The Funds declare and distribute income dividends and capital gains distributions as may be required to qualify as a regulated investment company under the Internal Revenue Code.
Generally, the Nebraska Tax Free Income Fund pays income
dividends on a quarterly basis. The Conservative Allocation
Fund pays dividends on a semi-annual basis. The Core Plus
Income, Short Duration Income and Ultra Short Government
Funds declares dividends daily and pay dividends monthly. All dividends and distributions are reinvested automatically, unless the shareholder elects otherwise.
(i) Other
Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another
appropriate basis. Income, realized and unrealized gains and losses and expenses (other than class specific expenses) are allocated to each class of shares based on its relative net
assets, except that each class separately bears expenses
related specifically to that class, such as business administration, administrative servicing fees, transfer agent fees and registration fees.
(j) Use of Estimates
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States requires management to make estimates and assumptions

that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(k) In-Kind Redemptions
The Funds may meet redemption requests through an in-
kind distribution of portfolio securities and cash. For financial reporting purposes, in-kind transactions are treated as a sale of securities. The resulting gains and losses are recognized based on the market value of the securities on the date of the redemption. For the period ended September 30, 2024, there
was no in-kind redemption activity. The net realized gain (loss)
from in-kind transactions, if any, can be found on the Statements of Operations. For tax purposes, no gains or losses were
recognized.
(3) Fund Share Transactions
Six months ended September 30, 2024 Year ended March 31, 2024
Shares $ Amount Shares $ Amount
Conservative Allocation - Investor Class
Sales 210,658 3,631,757 687,787 11,266,705
Redemptions (394,454) (6,852,52 8 ) (1,076,814) (17,500,060)
Reinvestment of distributions 25,992 442,638 62,653 1,017,700
Net increase (decrease) (157,804) (2,778,133) (326,374) (5,215,655)
Conservative Allocation - Institutional Class
Sales 507,861 8,702,69 8 2,632,007 42,707,371
Redemptions (642,030) (11,065,453) (1,990,157) (32,663,767)
Reinvestment of distributions 96,553 1,647,201 231,376 3,769,228
Net increase (decrease) (37,616) (715,554) 873,226 13,812,832
Core Plus Income - Investor Class
Sales 15,060,145 146,142,95 1 19,859,364 190,698,991
Redemptions (5,413,846) (52,551,016) (5,519,804) (52,614,348)
Reinvestment of distributions 851,240 8,217,755 1,017,441 9,704,556
Net increase (decrease) 10,497,539 101,809,6 90 15,357,001 147,789,199
Core Plus Income - Institutional Class
Sales 96,525,336 932,537,47 3 118,797,883 1,135,472,689
Redemptions (17,871,872) (173,115,874) (22,428,891) (213,504,504)
Reinvestment of distributions 4,862,761 46,993,310 4,508,990 43,029,540
Net increase (decrease) 83,516,225 806,414,9 09 100,877,982 964,997,725
Large Cap Equity - Investor Class
Sales 44,592 2,462,406 112,568 5,689,296
Redemptions (483,388) (26,619,430) (1,739,419) (86,863,680)
Reinvestment of distributions — — 523,301 26,636,003
Net increase (decrease) (438,796) (24,157,024) (1,103,550) (54,538,381)
Large Cap Equity - Institutional Class
Sales 360,149 20,606,15 7 1,000,330 51,490,577
Redemptions (406,661) (22,660,694) (716,378) (36,945,072)
Reinvestment of distributions — — 298,123 15,600,789
Net increase (decrease) (46,512) (2,054,537) 582,075 30,146,294
Multi Cap Equity - Investor Class
Sales 28,489 913,310 48,133 1,393,436
Redemptions (448,387) (14,479,678) (1,536,852) (44,478,470)
Reinvestment of distributions — — 131,980 3,868,320
Net increase (decrease) (419,898) (13,566,368) (1,356,739) (39,216,714)
Multi Cap Equity - Institutional Class
Sales 114,060 3,756,500 483,272 14,379,819
Redemptions (259,441) (8,768,670) (1,404,107) (41,235,504)
Reinvestment of distributions — — 128,998 3,890,581
Net increase (decrease) (145,381) (5,012,170) (791,837) (22,965,104)
Nebraska Tax Free Income
Sales 55,31 7 532,835 156,757 1,501,352
Redemptions (86,839) (830,841) (805,279) (7,557,934)
Reinvestment of distributions 22,835 219,089 53,353 508,330
Net increase (decrease) (8,687) (78,917) (595,169) (5,548,252)

(4) Related Party Transactions
Each Fund has retained Weitz Investment Management, Inc. as its investment adviser. In addition, the Trust has an agreement with
Weitz Securities, Inc. (the “Distributor”), a company affiliated with the Adviser, to act as distributor for shares of the Trust. Certain officers of the Trust are also officers and directors of the Adviser and the Distributor.
Under the terms of management and investment advisory
agreements, the Adviser is paid a monthly fee based on average daily net assets. The annual investment advisory fee schedule for each of the Funds is as follows:
Business administration services
: The Trust has a business
administration agreement with the Adviser under which the Trust compensates the Adviser for providing business administration services for all share classes of the Funds. Services encompass supervising all aspects of the management and operations of the
Trust, including monitoring the Trust’s relationships with third-party service providers that may be retained from time to time by the
Trust.
Administrative services
: The Trust has administrative services plans
under which the Trust compensates the Adviser for administrative services provided to all share classes of the Funds. Effective
July 31, 2024, this plan was terminated for the Institutional share classes. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund shareholders. These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in
connection with omnibus accounts.
Under the terms of a services agreement between the Adviser
and Citi Fund Services Ohio, Inc. (“CFSO”), CFSO provides certain accounting and administrative services to the Funds. These
services include, among other things, arranging for the payment of direct operating expenses of the Funds from the accounts of the Funds.
Six months ended September 30, 2024 Year ended March 31, 2024
Shares $ Amount Shares $ Amount
Partners III Opportunity - Investor Class
Sales 49,412 589,377 54,188 598,793
Redemptions (37,715) (448,895) (252,082) (2,822,694)
Reinvestment of distributions — — 36,400 394,936
Net increase (decrease) 11,697 140,482 (161,494) (1,828,965)
Partners III Opportunity - Institutional Class
Sales 393,370 5,048,354 713,609 8,726,930
Redemptions (1,236,080) (16,195,402) (6,240,320) (77,210,364)
Reinvestment of distributions — — 1,818,252 21,637,214
Net increase (decrease) (842,710) (11,147,048) (3,708,459) (46,846,220)
Short Duration Income - Investor Class
Sales 414,690 4,929,141 1,237,907 14,523,956
Redemptions (399,648) (4,743,39 2 ) (2,400,049) (28,145,397)
Reinvestment of distributions 55,066 654,958 117,985 1,378,290
Net increase (decrease) 70,108 840,70 7 (1,044,157) (12,243,151)
Short Duration Income - Institutional Class
Sales 16,325,198 194,680,62 2 26,991,109 317,586,932
Redemptions (12,124,085) (144,496,841) (22,126,143) (260,620,887)
Reinvestment of distributions 1,695,214 20,216,081 2,820,151 33,088,765
Net increase (decrease) 5,896,327 70,399,86 2 7,685,117 90,054,810
Ultra Short Government
Sales 1,624,900 16,237,807 14,687,735 146,687,546
Redemptions (6,014,023) (60,108,169) (5,682,534) (56,765,673)
Reinvestment of distributions 392,668 3,923,898 631,018 6,281,414
Net increase (decrease) (3,996,455) (39,946,464) 9,636,219 96,203,287
Greater Than ($) Less Than or Equal To ($) Rate (%)
Conservative Allocation 0 0.60
Core Plus Income 0 0.40
Large Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Multi Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Nebraska Tax Free Income 0 0.40
Partners III Opportunity 0
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1.00
0.95
0.90
0.85
0.80
Short Duration Income 0 0.40
Ultra Short Government 0 0.30

Through July 31, 2025, the Adviser has agreed in writing to reimburse or to pay directly a portion of the Funds’ expenses to limit the net annual operating expense ratio (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses). The amount listed under “Due to Adviser” is net of any expenses waived/reimbursed by the Adviser. The current expense caps and dollar amount of expenses reimbursed during the period ended September 30, 2024, are as follows:
As of September 30, 2024, the controlling shareholder of the Adviser held shares totaling approximately 1%, 1%, 4%, 2% and 6% of the
Core Plus Income, Large Cap Equity, Multi Cap Equity, Partners III Opportunity and Ultra Short Government Funds, respectively.
(5) Distributions to Shareholders and Distributable Earnings
The tax character of distributions paid by the Funds for the past two tax years are summarized as follows (in U.S. dollars):
As of the tax year ended March 31, 2024, the components of net assets on a tax basis were as follows (in U.S. dollars):
Annual Operating Expense Ratio Cap*
Conservative
Allocation
Core Plus
Income
#
Large Cap
Equity
Multi Cap
Equity
Nebraska
Tax Free
Income
Short
Duration
Income
#
Ultra Short
Government
Annual Operating Expense Cap(%):
Investor Class 0.85 0.6 5 1.09 1.09 0.45 0. 6 5
Institutional Class 0.70 0.45 0.89 0.89 0. 45 0. 32
Expenses Reimbursed by the Adviser (in U.S. dollars):
Investor Class 37,260 205,691 — — 77,596 39,041
Institutional Class 72,296 828,957 — — 577,288 168,311
*
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.
#
Prior to July 31, 2024, the annual operating expense ratio cap was 0.55% for the Investor Class.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2024 2023 2024 2023 2024 2023 2024 2023
Ordinary income 3,862,637 2,020,621 57,138 , 337 15,602,351 – – – –
Long-term capital gains 965,892 1,964,516 – 464,955 45,403,853 93,222,998 9,505,301 26,233,063
Total distributions
+
4,828,529 3,985,137 57,138,337 16,067,306 45,403,853 93,222,998 9,505,301 26,233,063
Nebraska Tax Free Income Partners III Opportunity Short Duration Income Ultra Short Government
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2024 2023 2024 2023 2024 2023 2024 2023
Ordinary income 75,387 55,647 1,803,150 – 35,352 , 192 22,619,297 6,922 , 114 1,647,995
Tax-exempt income 449,318 451,594 – – – – – –
Long-term capital gains – – 24,988,981 33,098,892 – 572,444 – –
Total distributions
+
524,705 507,241 26,792,131 33,098,892 35,352 , 192 23,191,741 6,922 , 114 1,647,995
+
Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Conservative
Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Nebraska Tax
Free Income
Cost of investments 184,713,873 1,785,893 , 63 5 449,790,859 257,258, 525 23,654,979
Gross unrealized appreciation 54,366, 219 15,813, 500 495,734,93 5 318,519,74 6 3,989
Gross unrealized depreciation (4,501,699) (44,887,640) (4,773,136) (510,495) (892,426)
Net unrealized appreciation (depreciation) 49,864,520 (29,074,140) 490,961,79 9 318,009,2 51 (888,437)
Undistributed ordinary income 1,172,3 48 109,28 1 — — —
Qualified late year ordinary loss deferral — — (517,199) (364,3 80 ) —
Undistributed tax-exempt income — — — — 30,94 7
Undistributed long-term gains 3,138,972 — 59,119,85 7 19,237,553 —
Capital loss carryforwards — (5,067,31 7 ) — (604,072) (422,748)
Paid-in capital 181,069,02 2 1,744,624 , 857 389,845,236 238,404,307 24,314,33 8
Net assets 235,244,862 1,710,592,681 939,409,693 574,682,6 59 23,034,100

The Large Cap Equity and Multi Cap Equity Funds elected to defer ordinary losses arising after December 31, 2023, and the Partners III
Opportunity Fund elected to defer post-October capital losses incurred after October 31, 2023. These losses are treated for tax purposes as arising on April 1, 2024.
Capital loss carryforwards represent tax basis capital losses that may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The character and utilization of the carryforwards are as follows (in U.S. Dollars):
(6) Securities Transactions
Purchases and proceeds from maturities or sales of investment securities of the Funds for the six months ended September 30, 2024, excluding fund merger transactions, in-kind transactions, short-term securities and U.S. government obligations, are summarized as follows (in U.S. dollars):
(a) Options Written
The locations in the Statements of Assets and Liabilities as of September 30, 2024, of the Funds’ derivative positions, none of which are designated as hedging instruments, are as follows (in U.S. dollars):
Transactions in derivative instruments during the period ended September 30, 2024, are recorded in the following locations in the
Statements of Operations (in U.S. dollars):
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Cost of investments 222,173,204 892,278, 968 182,042,729
Gross unrealized appreciation 203,568,344 3,684,094 16,898
Gross unrealized depreciation (23,118,690) (20,816,373) (11,449)
Net unrealized appreciation (depreciation) 180,449,654 (17,132,279) 5,449
Undistributed ordinary income 91,741 287,084 788 ,6 01
Undistributed long-term gains 16,317,025 — —
Capital loss carryforwards — (2,242,290) (18,043)
Dividend payable — — (770,581)
Post October capital loss deferral (1,565,410) — —
Paid-in capital 228,503,927 876,114 , 949 182,941 , 345
Net assets 423,796,937 857,027,464 182,946,771
Core Plus
Income
Multi Cap
Equity
Nebraska Tax
Free Income
Short Duration
Income
Ultra Short
Government
Short term (no expirations) 869,095 22,332 — 150,901 14,141
Long term (no expirations) 4,198,222 581,740 442,748 2,091,389 3,902
Capital loss carryforwards utilized — 8,357,243 — — —
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Purchases 13,997,700 372,704,194 132,627,471 29,987,315 — 53,204,039 152,491,189 199,996
Proceeds 20,053,593 82,804,519 148,006,789 47,777,512 120,000 61,895,425 137,665,775 1,407,527
Fund Type of Derivative Location
Value of
Asset Derivatives
Value of
Liability Derivative
Average
Month-End
Notional Amount
Gross
Notional Amount
Outstanding
Partners III Opportunity Equity call options written Options written, at value — (70,560) 2,092,000 2,352,000
Fund Type of Derivative Location
Realized
Gain (Loss) Location
Change in
Unrealized Gain
(Loss)
Partners III Opportunity Equity call options written Net realized gain (loss) - options written 279,041 Net unrealized appreciation (depreciation) - options written 129,576

(7) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2024, are as follows (in U.S. dollars):
(8) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:
(9) Contingencies
Each Fund indemnifies the Trust’s officers and trustees for
certain liabilities that might arise from their performance of their duties to each of the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general
indemnifications. The Funds’ maximum exposure under these
arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
However, based on experience, the Funds expect the risk of loss to be remote.
(10) Financial Instruments With Off-Balance Sheet Risks
Option contracts written and securities sold short result in off-
balance sheet risk as the Funds’ ultimate obligation to satisfy the terms of the contract or the sale of securities sold short may exceed the amount recognized in the Statements of Assets and
Liabilities.
The Funds are required to maintain collateral in a segregated account to provide adequate margin as determined by the
broker.
(11) Margin Borrowing Agreement
The Partners III Opportunity Fund has a margin account with its prime broker, Northern Trust Securities, Inc., under which the
Fund may borrow against the value of its securities, subject to regulatory limitations. Interest accrues at the National Finance
Base Lending Rate (“NFBLR”) plus a minimum of 0.75% to a
maximum of 2.25% depending on the average balance. The
NFBLR was 9.50% at September 30, 2024. Interest is accrued
daily and paid monthly. The Partners III Opportunity Fund held a cash balance of $20,030,500 with the broker at September 30,
2024.
The Partners III Opportunity Fund is exposed to credit risk from its prime broker who effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the credit risk by monitoring credit exposure and the creditworthiness of the prime broker.
(12) Concentration of Credit Risk
Approximately 87.5% of the Nebraska Tax Free Income Fund’s net
assets are in obligations of political subdivisions of the State of
Nebraska, which are subject to the credit risk associated with the non-performance of such issuers.
(13) Fair Value Measurements
Various inputs are used in determining the value of the Funds’
investments. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical
securities;
Level 2 – other significant observable inputs (including
quoted prices for similar securities);
Level 3 – significant unobservable inputs (including the Funds’
own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’
major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities and Exchange-traded funds.
Securities traded on
a national securities exchange (or reported on the NASDAQ
national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are
actively traded and valuation adjustments are not applied,
they are categorized in Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.
Corporate and Municipal bonds.
The fair values of corporate and
municipal bonds are estimated using various techniques,
which may consider recently executed transactions in
securities of the issuer or comparable issuers, market
price quotations (where observable), bond spreads and
fundamental data relating to the issuer. Although most
Fund Security
Acquisition
Date
(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets(%)
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 3/28/24 4,765,000 4,765,000 4,757,286 0.2
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 3/28/24 3,825,000 3,825,000 3,813,230 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 3/28/24 3,000,000 3,000,000 2,985,688 0.1
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 3/28/24 5,000,000 5,000,000 4,992,778 0.5
(a) Acquisition date represents the initial purchase date of the security.
Value
3/31/2024
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain(Loss)
Net Change
in Unrealized
Appreciation/
(Depreciation)
Value
9/30/2024
Shares as of
9/30/2024
Dividend
Income
Partners III Opportunity
CoreCard Corp. $5,690,750 $ — $ — $ — $1,787,050 $7,477,800 515,000 $ —

corporate and municipal bonds are categorized in Level 2
of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset-backed securities.
The fair values of asset-backed
securities (including non-government agency mortgage-
backed securities and interest-only securities) are generally estimated based on models that consider the estimated
cash flows of each tranche of the entity, a benchmark yield
and an estimated tranche specific spread to the benchmark
yield based on the unique attributes of the tranche. Certain securities are valued principally using dealer quotations.
To the extent the inputs are observable and timely, the
values are categorized in Level 2 of the fair value hierarchy;
otherwise they are categorized as Level 3.
U.S. Government securities.
U.S. Government securities are
normally valued using a model that incorporates market
observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued principally using dealer quotations. U.S.
Government securities are categorized in Level 1 or Level 2
of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
U.S. agency securities.
U.S. agency securities are comprised of
two main categories consisting of agency issued debt and
mortgage-backed securities. Agency issued debt securities
are generally valued in a manner similar to U.S. Government
securities. Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities
and mortgage pass-through certificates. Mortgage-backed
securities are generally valued using dealer quotations.
Depending on market activity levels and whether quotations
or other data are used, these securities are typically
categorized in Level 2 of the fair value hierarchy.
Restricted and/or illiquid securities.
Restricted and/or illiquid
securities for which quotations are not readily available
are valued in accordance with procedures approved by
the Trust’s Board of Trustees. Restricted securities issued
by publicly traded companies are generally valued at a
discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities are valued
by reference to comparable public entities or fundamental
data relating to the issuer or both. Depending on the
relative significance of valuation inputs, these instruments are classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments.
Listed derivatives, such as the Funds’
equity option contracts and warrants, that are valued based
on closing prices from the exchange or the mean of the
closing bid and ask prices are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the market activity levels.
The following is a summary of inputs used, in U.S. dollars, as of
September 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value. The Schedule of Investments for each Fund provides a detailed breakdown of each category. For the period ended September 30, 2024, there were no transfers into or out of Level 3.
Conservative Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 106,293,377 — — 106,293,377
Corporate Bonds — 496,680 — 496,680
Asset-Backed Securities — 16,734,578 — 16,734,578
Commercial Mortgage-Backed
Securities — 5,065,401 — 5,065,401
Mortgage-Backed Securities — 15,769,984 — 15,769,984
U.S. Treasuries — 77,979,367 — 77,979,367
Cash Equivalents 7,768,128 14,932,228 — 22,700,356
Total Investments in Securities 114,061,505 130,978,238 — 245,039,743
Core Plus Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 326,578,814 — 326,578,814
Corporate Convertible Bonds — 492,500 — 492,500
Asset-Backed Securities — 484,861,341 — 484,861,341
Commercial Mortgage-Backed
Securities — 168,427,632 — 168,427,632
Mortgage-Backed Securities — 916,740,026 — 916,740,026
Municipal Bonds — 500,864 — 500,864
U.S. Treasuries — 762,560,621 — 762,560,621
Cash Equivalents 29,155,870 — — 29,155,870
Short-Term Securities Held as
Collateral for Securities on
Loan 5,168,405 — — 5,168,405
Total Investments in Securities 34,324,275 2,660,161,798 — 2,694,486,073
Large Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 944,217,178 — — 944,217,178
Cash Equivalents 16,731,095 — — 16,731,095
Total Investments in Securities 960,948,273 — — 960,948,273
Multi Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 562,106,364 5,067,304 — 567,173,668
Warrants — — 90,625
#
90,625
Cash Equivalents 10,247,261 16,954,728 — 27,201,989
Total Investments in Securities 572,353,625 22,022,032 90,625 594,466,282
Nebraska Tax Free Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Municipal Bonds — 21,906,768 — 21,906,768
Cash Equivalents 1,100,824 — — 1,100,824
Total Investments in Securities 1,100,824 21,906,768 — 23,007,592

(14) Changes in Accountants
On September 27, 2024, The Funds replaced their existing
independent registered public accounting firm, Ernst & Young LLP
(“E&Y”), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
(15) Subsequent Events
Management have evaluated the impact of all subsequent
events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial
statements.
Partners III Opportunity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 406,713,518 — — 406,713,518
Warrants — — 271,875
#
271,875
Cash Equivalents 18,923,505 22,901,267 — 41,824,772
Total Investments in Securities 425,637,023 22,901,267 271,875 448,810,165
Liabilities:
Securities Sold Short (20,081,600) — — (20,081,600)
Options (70,560) — — (70,560)
Short Duration Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 72,505,934 — 72,505,934
Corporate Convertible Bonds — 2,955,000 — 2,955,000
Asset-Backed Securities — 350,069,571 — 350,069,571
Commercial Mortgage-Backed
Securities — 64,565,056 — 64,565,056
Mortgage-Backed Securities — 182,020,296 — 182,020,296
U.S. Treasuries — 215,445,597 — 215,445,597
Cash Equivalents 38,322,041 — — 38,322,041
Total Investments in Securities 38,322,041 887,561,454 — 925,883,495
Ultra Short Government
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Asset-Backed Securities — 389,894 — 389,894
U.S. Treasuries — 93,894,086 — 93,894,086
Cash Equivalents 36,225,223 34,778,942 — 71,004,165
Total Investments in Securities 36,225,223 129,062,922 — 165,288,145
#
A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period..

OTHER INFORMATION
Factors Considered by the Board of Trustees in Connection
with the Approval of the Continuation of the Management
and Investment Advisory Agreements with Weitz
Investment Management, Inc. for each of the Funds
In accordance with the Investment Company Act of 1940, as
amended (the “1940 Act”), the Board of Trustees (the “Trustees” or
“Board”) of the Funds is required, on an annual basis, to consider the continuation of the Management and Investment Advisory
Agreements (the “Agreements”) between the Funds and Weitz
Investment Management, Inc. (“Weitz Inc.” or the “Adviser”), and
this must take place at an in-person meeting of the Board. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the
duty of Weitz Inc. to furnish the Trustees with such information that is responsive to their request. Accordingly, in determining whether to approve the continuation of the Agreements
between the Funds and Weitz Inc., the Board requested, and
Weitz Inc. provided, information and data relevant to the Board’s consideration. This included materials prepared by Weitz Inc. and materials prepared by an independent informational services firm that produced materials specifically for the Board that provided the Board with information regarding the investment performance of the Funds and information regarding the fees and expenses of the Funds, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon information about the Funds and Weitz Inc. that they had received during the past year in connection with their regular Board
meetings at which they engage in the ongoing oversight of the
Funds and their operations.
The Board most recently considered the continuation of the
Agreements for each of the Funds at an in-person meeting
held on May 23, 2024. At this meeting the Board engaged
in a thorough review process in connection with determining
whether to continue the Agreements. During the meeting the
Board discussed the Agreements with representatives of Weitz
Inc. and they reviewed various factors with them concerning
the proposed continuation of the Agreements. As discussed
more fully below, among the factors considered by the Board
were: (1) the nature, extent and quality of the advisory services provided, including the investment performance of the Funds; (2)
the cost of advisory services provided and the expected level of profitability, which included comparative information on fees and expenses borne by other similar mutual funds; (3) the extent to which economies of scale may be realized as the Funds grow and whether the advisory fees reflect possible economies of
scale; (4) benefits to Weitz Inc. from its relationship with the Funds
(and any corresponding benefits to the Funds); and (5) such other considerations deemed appropriate by the Board in making an
informed business decision regarding the continuation of the
Agreements.
With respect to the equity funds managed by Weitz Inc.,
consisting of the Large Cap Equity Fund, the Multi Cap Equity
Fund and the Partners III Opportunity Fund (the “Equity Funds”),
the Board noted the applicable investment objectives, strategies and fee arrangements for each Equity Fund and they also noted
Weitz Inc.’s investment expertise and the investment strategies utilized by the firm with respect to each Equity Fund. Among the factors the Board considered for each Equity Fund was the overall performance of each Fund relative to its peer group on a long-term basis and over shorter time periods. The Board
discussed with the representatives of management the fact that the Adviser maintains a particular focus on long-term investment performance results and they reviewed the reasons why this may, from time to time, cause the longer-term performance results and the shorter-term performance results to compare differently when compared to similar funds for similar time periods. In connection with this, the Board took note of management’s stated position that achieving favorable long-term investment results is a primary objective of the firm and that as a result of this emphasis on longer-term results, shorter-term results which lag their peers and their relative indexes are likely to occur from time to time over various investment cycles.
With respect to the Trustees’ review of the performance results of the Equity Funds over various time periods, it was noted by the Adviser representatives that the Adviser seeks risk adjusted returns and that depending on their view of the markets at
any particular time, the Adviser may take a more conservative investment approach. It was also noted that during the bull
market in the equity markets that has been ongoing over the
past few years, the value style of investing adhered to by the
Adviser has generally been out of favor, which has negatively impacted the performance of the Equity Funds. The Trustees
took into consideration that the Adviser has continued to invest in a manner that is fully consistent with the Prospectus disclosure for the Equity Funds and the Adviser’s public statements referring to its investment strategies, and the Trustees acknowledged that the Adviser has, in fact, consistently maintained its adherence to value-oriented investment strategies and has not attempted to deviate from this style of investing in response to developments in the equity markets. The Adviser representatives informed
the Trustees that they intend to continue to seek investment opportunities that are intended to help enhance the investment performance results for the Equity Funds. The Board also
considered the Adviser’s acknowledgment of each Fund’s
relative performance against its peers and the Adviser’s
commitment to improving the performance of the Funds.
In addition, the Board compared expenses of each Equity Fund to the expenses of its peer group, noting that: (i) the net expenses for the Institutional Class shares of the Large Cap Equity Fund
(after fee waivers) are above industry averages for operating expenses of other funds of similar size and investment objective,
(ii) the net expenses for the Institutional Class shares of the
Multi Cap Equity Fund (after fee waivers) are above industry averages for operating expenses of other funds of similar size and investment objective, and (iii) the total expenses for the
Institutional Class shares of the Partners III Fund (exclusive of the dividend and interest expense incurred by the Fund) are
below industry averages for total operating expenses of other funds of similar size and investment objective. In considering the investment advisory fees applicable to each Equity Fund, the
Board discussed with the Adviser representatives their reasons for assessing the applicable fees in connection with each Equity
Fund. The Board then considered and discussed the fees
charged by similar funds in each respective investment category.
The Board also considered the fact that the investment advisory fees for each Equity Fund are subject to breakpoints which result in reduced investment advisory fees as assets increase, and the
Board agreed that this type of fee structure is reasonable and fair to shareholders. The members of the Board also reviewed matters with respect to the terms of the Expense Limitation
Agreements that are in effect between the Large Cap Equity
Fund and the Multi Cap Equity Fund and Weitz Inc., and it was
noted that Weitz Inc. was proposing to extend the terms of the
Expense Limitation Agreements for another year.
The Board next reviewed matters with respect to the proposed continuation of the Management and Investment Advisory
Agreement for the Conservative Allocation Fund. Management
of the Adviser reviewed with the Board the fact that the
Conservative Allocation Fund utilizes an investment style that combines equity investments and fixed income investments.
The Board then reviewed the investment advisory fee for the
Conservative Allocation Fund, as well as performance information for the Fund. The Board discussed with the representatives
of Weitz Inc. the currently effective investment advisory fee for the Conservative Allocation Fund, including the terms of the
Expense Limitation Agreement currently in effect, and it was noted that Weitz Inc. was proposing to extend the term of the
Expense Limitation Agreement for another year. It was also noted
that the Conservative Allocation Fund is not currently subject to breakpoints on its advisory fee. Management of the Adviser indicated that they would be willing to consider the introduction of breakpoints for the Fund in the event that assets in the Fund were to become more substantial and economies of scale were
able to be realized. The Board next compared expenses of the
Conservative Allocation Fund to the expenses of its peer group, noting that the net expenses for the Institutional Class shares of the Conservative Allocation Fund (after fee waivers) are below industry averages for total operating expenses of other funds of similar size and investment objective.
The Board then considered various matters with respect to each of the income funds managed by Weitz Inc., consisting of the
Core Plus Income Fund, the Short Duration Income Fund, the
Ultra Short Government Fund and the Nebraska Tax Free Income
Fund (the “Income Funds”), noting the applicable investment
objectives, strategies and fee arrangements for each Income
Fund, and noting Weitz Inc.’s investment expertise and the
investment strategies utilized by the firm with respect to each
Income Fund. Among the factors the Board considered was
the overall performance of each Income Fund relative to its
peer group on a long-term basis and over shorter time periods, taking into consideration the facts that: (i) the Core Plus Income
Fund had commenced operations on July 31, 2014 and (ii) the
Ultra Short Government Fund had operated as a “government
money market fund” until December 16, 2016. The Board
also took into consideration the strong long- and short-term performance of the Core Plus Income Fund as well as the strong long-term performance of the Short Duration Income Fund. The
Board also noted the proposed increase in expense caps for
the Investor Class shares for both the Core Plus Income Fund and the Short Duration Income Fund. In addition, the Board
compared expenses of each Income Fund to the expenses of
its peer group, noting that the net expenses (after fee waivers)
of the Core Plus Income Fund, the Ultra Short Government
Fund and the Nebraska Tax Free Income Fund each are below
industry averages for other funds of similar size and investment objective, while the net expenses (after fee waivers) of the Short
Duration Income Fund are above industry averages for other
funds of similar size and investment objective. In considering the investment advisory fees applicable to each Income Fund, the
Board discussed with the Adviser representatives their reasons for assessing the applicable fees in connection with each Income
Fund, and the Board considered and discussed the fees charged by similar funds in each respective investment category.
The members of the Board also reviewed matters with respect
to the terms of the Expense Limitation Agreements that are in effect between each of the Income Funds and Weitz Inc. and
it was noted that Weitz Inc. was proposing to continue through
July 31, 2025 the Expense Limitation Agreement that is currently in effect for the Core Plus Income Fund-Institutional Class, the
Nebraska Tax Free Income Fund, the Short Duration Income
Fund-Institutional Class and the Ultra Short Government Fund, so
that: (i) the limit on the Core Plus Income Fund-Institutional Class total annual operating expenses would continue to be 0.45%; (ii)
the limit on the Nebraska Tax Free Income Fund’s total annual operating expenses would continue to be 0.45%; (iii) the limit on the Short Duration Fund-Institutional Class total annual operating expenses would continue to be 0.45%; (iv) the limit on the Ultra
Short Government Fund’s total annual operating expenses
would continue to be 0.32%; (v) the limit on the Core Plus Income
Fund-Investor Class would be revised from 0.55% to 0.65% and
(vi) the limit on the Short Duration Income Fund-Investor Class would be revised from 0.55% to 0.65% (in each case, of average daily net assets and excluding brokerage costs, interest, taxes and dividend expenses, acquired fund fees and expenses and
extraordinary expenses).
The Board also reviewed with representatives of Weitz Inc.
various other factors relating to the management of the Funds.
The Board took note of the long-term relationship between Weitz
Inc. and the Funds and the efforts that have been undertaken by the Adviser to foster the growth and development of the Funds since the inception of each Fund. They also noted the range
of investment advisory, shareholder servicing and business
administrative services provided by Weitz Inc. to the Funds and the level and quality of these services, and in particular, they noted the quality of the personnel providing these services
and determined that the quality of the services was very high.
They also took note of the fact that: (i) Weitz Inc. pays all of the distribution expenses of the Funds from its own resources,
including third-party intermediary expenses that are deemed to be distribution related, and the Funds do not pay for any such expenses, and (ii) the Adviser pays for all marketing efforts for the
Funds from its own resources and the Funds do not pay for any such efforts.
The Board also reviewed financial information concerning Weitz
Inc. relating to its operation of the Funds, noting the overall profitability of the relationship with the Funds to Weitz Inc. and the financial soundness of Weitz Inc. as demonstrated by the financial information provided, and reached a finding that the level of profitability was consistent with relevant industry averages and not excessive. In reviewing the profitability of Weitz Inc. relating to its management of the Funds, the Board reviewed the level of profitability including the various marketing and distribution expenses that are incurred by Weitz Inc. from its own resources and they also considered the level of profitability without taking into consideration the impact of these marketing and distribution costs. The Board also considered that Weitz Inc. had agreed
to fee breakpoints and to contractual fee waivers with respect to certain of the Funds in order to limit their overall operating expenses.
The Board further reviewed Weitz Inc.’s brokerage practices, including its soft dollar practices and best-execution procedures, and noted that these were reasonable and consistent with
standard industry practice. The Board took note of the current portfolio managers for each of the Funds and their overall
management of each of the Funds. The Board also considered
information regarding the fees that Weitz Inc. charges other clients for investment advisory services that are similar to the advisory services provided to the Funds, including certain
institutional accounts, and it was noted that the fees were
comparable based on the relevant circumstances of the types of accounts involved.
In considering information regarding the investment management fees payable by the Funds to Weitz Inc. under the Agreements, the Board also took note of the business administration fees that are payable by the Funds to Weitz Inc. under the terms
of the Business Administration Agreement that is applicable
to the Funds. In considering the approval of the Business
Administration Agreement and in determining the reasonableness of the total fees paid by the Funds to Weitz Inc. for the overall level of services that Weitz Inc. provides to the Funds and their shareholders, the Board members considered and discussed
various factors related to the business administration services that are provided to the Funds by Weitz Inc., including the nature and extent of these fees and the services provided by Weitz Inc. and the firm’s reasons for implementing a fee increase with respect to level of fees to be paid pursuant to the Business Administration
Agreement. In connection with their review of these matters, the
Trustees took into consideration the third-party service provider arrangements in place on behalf of the Funds to provide certain of the administration services for the Funds, and the Trustees further considered the nature of the fee arrangements in place with these third-party firms to provide services to the Funds, as well as the supervision that is required of these third-party service providers. In considering the nature and extent of these non-
advisory administrative services provided to the Funds by Weitz
Inc., the Board took into consideration: (i) whether the Business
Administration Agreement is in the best interest of the Funds and their shareholders; (ii) whether the services performed under the Business Administration Agreement are required for the
operation of the Funds; (iii) whether the services provided are of a nature and quality at least equal to the same or similar services provided by independent third-parties; and (iv) whether the fees for the services are fair and reasonable in light of the usual and customary charges made by others for services of the same
nature and quality.
The Board also took into consideration the fact that an affiliate of Weitz Inc., Weitz Securities, Inc., provides underwriting and distribution services to the Funds. The Board took into
consideration that Weitz Securities, Inc. does not charge the
Funds any fees for its services as distributor and that Weitz
Securities, Inc. incurs various costs and expenses in order to provide for the distribution and sales of the shares of the Funds which in turn are incurred by Weitz Inc. from its own financial resources. The members of the Board also took note of the
fact that Weitz Inc. pays for all of the marketing and distribution efforts related to the offer and sale of the Funds. The Board also considered and discussed the level and quality of the distribution services performed by Weitz Securities, Inc. In addition, the members of the Board considered the nature and extent of the revenue sharing payments that Weitz Inc. makes to those third-
party intermediaries that provide various types of distribution related services to the Funds, noting these payments are made entirely from Weitz Inc.’s own financial resources and are not paid by the Funds.
In connection with these matters, the Board also took into
consideration the Adviser’s proposal to continue the use of
the Administrative Services Plan for Investor Class shares as well as the Adviser’s proposal to discontinue the use of the
Administrative Services Plan for Institutional Class shares, pursuant to which proposal the Adviser agreed to undertake
the payment for the non-distribution shareholder administrative services that are attributable to the Institutional Class shares from its own financial resources. The Board considered the amount of the fees that are payable to Weitz Inc. for providing the types of non-distribution shareholder administrative services that are eligible to be compensated under the terms of the Administrative
Services Plan for Investor Class shares and the nature of the related services, and they also took into consideration the
Adviser’s undertaking that the level and quality of the shareholder administrative services for the Institutional Class shares would remain the same following the Adviser’s assumption of the
related costs for such services.
In reaching their conclusion with respect to the continuation of the Agreements for each Fund and the level of investment
advisory fees payable under the Management and Investment
Advisory Agreement for each Fund, the Trustees did not identify any one single factor as being controlling. Rather, the Board took note of a combination of factors that influenced their
decision-making process. The Board did, however, identify
the overall performance results of the Funds, the commitment of the Adviser and its affiliates to the successful operation of the Funds, and the level of expenses of the Funds, as being
important elements of their consideration. They noted that: (i) the
Adviser has been willing to maintain breakpoints for the Equity
Funds, and contractual expense limitation agreements for seven of the Funds in order to limit the overall operating expenses of the Funds, as applicable. They also noted the overall level and quality of investment advisory, shareholder servicing and business administration services provided by the Adviser to
the Funds, as well as the distribution services provided by the
Distributor, including the increased marketing efforts on behalf of the Funds, and they found that these services continued
to benefit the shareholders of the Funds and reflected the
firm’s overall commitment to the continued successful growth and development of the Funds. The Trustees also took into
consideration the effectiveness of the compliance program
maintained with respect to the Funds and the Adviser and the compliance oversight process. The Trustees also took into
consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the
Funds on a short-term basis and over longer time periods and the
Adviser’s commitment to improving the performance for certain of the Funds.
The Trustees also considered the business, regulatory and
entrepreneurial risks undertaken by the Adviser in managing and sponsoring the Funds and the increasingly competitive business environment in the mutual fund industry as well as the efforts that have been undertaken by smaller fund groups to remain
competitive in the face of increasing consolidation within the investment management industry.
Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an
informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded
that the terms of the Management and Investment Advisory
Agreements are fair and reasonable and the Board voted to
renew the Agreements for an additional one-year period.
In reaching these conclusions with respect to each of the
Agreements, the members of the Board, including all of the
Independent Trustees, took into consideration the following
factors:
The nature, extent and quality of the advisory services
provided. The Trustees concluded that the Adviser is capable of providing high quality services to the Funds, as indicated
by the nature, extent and quality of the services provided in the past by the Adviser to each of the Funds, the Adviser’s
management capabilities demonstrated with respect to the
Funds, the professional qualifications and experience of each of the portfolio managers of the Funds, and the Adviser’s investment management and compliance oversight processes. On the basis
of the Trustees’ assessment of the nature, extent and quality of the advisory services provided by the Adviser, the Trustees concluded that the Adviser is capable of generating a level of long-term investment performance that is appropriate in light of the Funds’ investment objectives, policies and strategies.
The investment performance of the Funds. The Board
received and reviewed performance information for each of the
Funds separately, including total return performance information, for applicable one-, five- and ten-year periods ended March 31,
2024, and for shorter periods as applicable, with respect to the
Funds’ shares. The Board also reviewed with the representatives of the Adviser other information and data, including each Fund’s performance against its primary comparative index, and against each Fund’s peer group, as follows:
1. Conservative Allocation. The Board noted that the Investor and Institutional Class shares of the Fund had outperformed
its primary comparative index, the Morningstar Moderately
Conservative Target Risk Index, for the one- five- and ten-year periods ended March 31, 2024. The Board also noted that
the Institutional Class shares of the Fund had outperformed its peer group median for the one- two-, three-, four- and five-year periods ended March 31, 2024.

2. Core Plus Income. The Board noted that the Investor
and Institutional Class shares of the Fund, which commenced
operations July 31, 2014, had outperformed its primary
comparative index, the Bloomberg U.S. Aggregate Bond Index,
for the one-, five-year and since inception periods ended March
31, 2024. The Board also noted that the Institutional Class shares of the Fund had outperformed its peer group median for the one-, two-, three-, four- and five-year periods ended March 31, 2024.
3. Large Cap Equity . The Board noted that the Investor and
Institutional Class shares of the Fund had outperformed its
primary comparative index, the Russell 1000 Index, for the one-
year period ended March 31, 2024 and had underperformed its
index for the five- and ten-year periods ended March 31, 2024.
The Board also noted that the Institutional Class shares of the
Fund had underperformed its peer group median for the two-,
three, four- and five-year periods ended March 31, 2024, and had outperformed the peer group median for the one-year period
ended March 31, 2024. The Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund on a short-term basis and over longer time periods.
4. Multi Cap Equity . The Board noted that the Investor and
Institutional Class shares of the Fund had underperformed its primary comparative index, the Russell 3000 Index, for the one-, five- and ten-year periods ended March 31, 2024. The Board
also noted that the Institutional Class shares of the Fund had underperformed its peer group median for the one-, two-, three-, four- and five-year periods ended March 31, 2024. The Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund on a short-term basis and over longer time periods.
5. Nebraska Tax Free Income. The Board noted that the
Fund had underperformed its primary comparative index, the
Bloomberg 5-Year Municipal Bond Index, for the one-, five- and ten-year periods ended March 31, 2024. The Board also noted
that the Fund had outperformed its peer group median for
the three-, four-, and five-year periods ended March 31, 2024, and had underperformed its peer group median for the one-,
two- and ten-year periods ended March 31, 2024. The Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund.
6. Partners III Opportunity. The Board noted that the Investor and Institutional Class shares of the Fund had underperformed its primary comparative index, the Russell 3000 Index, for the one-, five- and ten-year periods ended March 31, 2024. The
Board also noted that the Institutional Class shares of the Fund had underperformed its peer group median for the two-, three-, four-, five- and ten-year periods ended March 31, 2024, and had outperformed its peer group median for the one-year period
ended March 31, 2024. The Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund on a short-term basis and over longer time periods.
7. Short Duration Income. The Board noted that Investor
and Institutional Class shares of the Fund had outperformed its primary comparative index, the Bloomberg U.S. Aggregate 1-3
Year Index, for the one-, five- and ten-year periods ended March
31, 2024. The Board noted that Institutional Class shares of the
Fund had outperformed its peer group median for the one-, two-, three-, four-, five- and ten-year periods ended March 31, 2024.
8. Ultra Short Government. The Board noted that the Fund had underperformed its primary comparative index, the ICE Bank of
America U.S. 6-Month Treasury Bill Index, for the one-, five- and ten-year periods ended March 31, 2024. The Board also noted
that the Fund had underperformed its peer group median for the one-, two-, three-, five- and ten-year periods ended March 31,
2024. In connection with the Board’s review of the performance results presented for the Ultra Short Government Fund, the
Trustees took into consideration the fact that, prior to December
16, 2016, the Fund had been operated as a government money
market fund and, as a result, the performance returns for periods prior to that date were achieved while the Fund was operated as a government money market fund with investment objectives and strategies different from the investment objectives and
strategies that the Fund implemented effective December 16,
2016. The Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund on a short-term basis and over longer time periods.
The cost of advisory services provided and the expected level of profitability. The Board considered the advisory fees and overall expenses of the Funds (including Institutional Class shares and Investor Class shares of the dual-class Funds), based upon the relevant information presented, as compared to the advisory fees and overall expenses of each Fund’s peer group as follows:
1. Conservative Allocation. The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund would be at a rate of 0.60% on the Fund’s assets, and this rate was below median compared to its peer funds. The Board also
noted that the net expense ratio of the Fund’s Institutional Class shares was 0.70%, which was lower than the median net expense ratio of its peer funds.
2. Core Plus Income. The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 0.40% on the Fund’s assets, which was below median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Class shares was 0.40%, which is lower than the median net expense ratio of its peer funds.
3. Large Cap Equity . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund would be at a rate of 0.75% on the Fund’s assets that are less than or equal to $5 billion, with a breakpoint in the investment advisory fee on assets in the Fund in excess of $5 billion, and this rate of 0.75% was above median compared to its peer funds.
The Board also noted that the net expense ratio of the Fund’s
Institutional Class shares was 0.87%, which is above the median net expense ratio of its peer funds.
4. Multi Cap Equity . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 0.75% on the Fund’s assets that are less than or equal to $5 billion, with a breakpoint in the investment advisory fee on assets in the Fund in excess of $5 billion, and this rate of 0.75%
was equal to the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional
Class shares was 0.87%, which is above than the median net
expense ratio of its peer funds.
5. Nebraska Tax Free Income. The Board noted that the
Advisory Agreement provided for an investment advisory fee
for the Fund at a rate of 0.40% on the Fund’s assets, which was below median compared to its peer funds. The Board also noted
that the net expense ratio of the Fund was 0.45%, which is below the median net expense ratio of its peer funds.
6. Partners III Opportunity. The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 1.00% on the Fund’s assets that are less than or equal to $1 billion, with breakpoints in the investment advisory fee on differing levels of assets in the Fund in excess of $1 billion, which is lower than the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional

Class shares (exclusive of the dividend and interest expense incurred by the Fund during the fiscal year) was 1.13%, which is lower than the median net expense ratio of its peer funds.
7. Short Duration Income. The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 0.40% on the Fund’s assets, which was equal to the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Class shares was
0.46%, which is above the median net expense ratio of its peer funds.
8. Ultra Short Government. The Board noted that the Advisory
Agreement provided for an investment advisory fee for the
Fund at a rate of 0.30% on the Fund’s assets, which is below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Class shares was
0.29%, which is lower than the median net expense ratio of its peer funds.
On the basis of the fee and expense information provided, the
Board determined that the investment management fees payable by the Funds to Weitz Inc. are reasonable and that Weitz Inc.’s level of profitability from its management of each of the Funds is reasonable and not excessive.
The extent to which economies of scale may be realized as
the Funds grow and whether the advisory fees reflect possible economies of scale. The Trustees took into consideration that each of the Equity Funds are currently operated pursuant to
investment management fees that are subject to breakpoints
on the fees as assets in the Equity Funds increase over various established levels of assets. In addition, while it was noted
that the investment advisory fees for the Income Funds and
for the Conservative Allocation Fund will not decrease as the
Funds’ assets grow because they are not subject to investment advisory fee breakpoints, the Trustees concluded that these
Funds’ investment advisory fees are appropriate in light of the size of the Funds, and appropriately reflect the current economic environment for the Adviser and the competitive nature of the mutual fund marketplace. The Trustees then noted that they
will have the opportunity to periodically re-examine whether any of these Funds have achieved economies of scale, and the appropriateness of the investment advisory fees payable to the
Adviser with respect to the Income Funds and the Conservative
Allocation Fund, in the future at which time the implementation of fee breakpoints on these particular Funds could be further considered.
Benefits to Weitz Inc. from its relationship with the Funds
(and any corresponding benefits to the Funds). The Trustees
concluded that other benefits that may be derived by Weitz Inc.
from its relationship with the Funds, including “soft dollar” benefits in connection with Fund brokerage transactions and use of the
Funds’ performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and are in the best interests of the Funds and their shareholders. In addition, the Trustees determined that the Funds benefit from their relationship with the Adviser by virtue of the Adviser’s provision of business administration and shareholder services, in addition to investment advisory services, at a cost to the Funds that is generally comparable to the costs of an outside service provider, which the Trustees have previously determined to be reasonable, fair and in the best interests of the shareholders of the Funds in light of the nature and quality of the services provided and the necessity of the services for the Funds’
operations.
Other Considerations. In approving the continuation of the
Advisory Agreements, the Trustees determined that the Adviser has made a substantial commitment to the recruitment and
retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The
Board also acknowledged the experience and expertise of
members of the Adviser’s management team and the focus these individuals have on ensuring that the Funds operate successfully.
The Trustees also concluded that the Adviser has made a
significant entrepreneurial commitment to the management
and success of the Funds, which entails a substantial financial and professional commitment, including the efforts to market and distribute the Funds, as well as the Expense Limitation
Agreements under which the Adviser has undertaken to waive
a portion of its fees and to reimburse expenses of seven of
the Funds to the benefit of Fund shareholders to the extent
necessary in accordance with the terms of the Expense Limitation
Agreements. The Board also considered matters with respect
to the brokerage practices of the Adviser, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry
practice. The Board also took into consideration the investments made by the Adviser into the Funds to enhance services and
improve efficiencies.

Board of Trustees
Lorraine Chang
Steven M. Hill
Alison L. Maloy
Elizabeth L. Sylvester
Dana E. Washington
Andrew (Drew) S. Weitz
Wallace R. Weitz
Justin B. Wender
Officers
Wallace R. Weitz, President
Shar M. Bennett, Vice President & Assistant
Treasurer
James J. Boyne, Vice President & Treasurer
Thomas D. Carney, Vice President
John R. Detisch, Vice President, Secretary &
Chief Compliance Officer
Bradley P. Hinton, Vice President
Andrew S. Weitz, Vice President
Investment Adviser
Weitz Investment Management, Inc.
Blackstone Plaza
3555 Farnam Street, Suite 800
Omaha, NE 68131
888-859-0698
Custodian
Citibank, N.A.
Distributor
Weitz Securities, Inc.
Transfer Agent and Dividend Paying Agent
Ultimus Fund Solutions, LLC
Investors should consider carefully the investment objectives, risks, and charges and expenses of a fund before investing. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at weitzinvestments.com or from a ﬁnancial advisor. Please read the prospectus carefully before investing.
11/27/2024

SAR 09.30.24

(b)           The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)                 The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)         Not applicable – only for annual reports.

(a)(2)         The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)          Not applicable.

(a)(4)         Not applicable.

(b)                   The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Weitz Funds

By (Signature and Title)                    /s/ Wallace R. Weitz
                                                Wallace R. Weitz, Principal Executive Officer

Date  11/26/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Wallace R. Weitz
                                                Wallace R. Weitz, Principal Executive Officer

Date  11/26/2024

By (Signature and Title)                    /s/ James J. Boyne
                                                James J. Boyne, Principal Financial Officer

Date  11/26/2024